     As filed with Securities and Exchange Commission on September 18, 2003

                                                      Registration No. 033-52050
       -----------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 15

                         TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                            -------------------------

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                              (Exact Name of Trust)
                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               501 Boylston Street
                           Boston, Massachusetts 02116
              (Address of depositor's principal executive offices)
                            ------------------------

                                 MARIE C. SWIFT
                           Vice President and Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                   Copies to:
                                 STEPHEN E. ROTH
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                           ---------------------------


It is proposed that this filing will become effective (check appropriate box)
      [X] immediately upon filing pursuant to paragraph (b)
      [ ] on (date) pursuant to paragraph (b)

      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being Registered: Interests in Variable Ordinary Life Insurance Policies.

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT

                       REGISTRATION STATEMENT ON FORM S-6

                              CROSS-REFERENCE SHEET

FORM N-8B-2
ITEM NO.          CAPTION IN PROSPECTUS
--------          ---------------------
1                 Cover Page
2                 Cover Page
3                 Inapplicable
4                 Distribution of Policies
5                 NELICO
6                 The Variable Account
9                 Inapplicable
10(a)             Other Policy Features
10(b)             Policy Values and Benefits
10(c),(d),(e)     Death Benefit; Cash Value; Tabular Cash Value; Exchange of
                  Policy During First 24 Months; Default and Lapse Options;
                  Surrender; Partial Surrender and Partial Withdrawal; Right to
                  Return the Policy; Loan Provision; Transfer Option; Premiums
10(f), (g), (h)   Voting Rights; Rights Reserved by NELICO
10(i)             Limits to NELICO's Right to Challenge the Policy; Payment of
                  Proceeds; Investment Options
11                The Variable Account
12                Investments of the Variable Account; Distribution of Policies
13                Charges and Expenses; Distribution of Policies; NELICO's
                  Income Taxes; Appendix A
14                Amount Provided for Investment Under the Policy; Distribution
                  of Policies
15                Premiums
16                Investments of the Variable Account
17                Captions referenced under Items 10(c), (d), (e) and (i) above
18                The Variable Account; Net Investment Experience
19                Reports; Distribution of Policies
20                Captions referenced under Items 6 and 10(g) above
21                Loan Provision
22                Inapplicable
23                Distribution of Policies
24                Limits to NELICO's Right to Challenge the Policy
25                NELICO
26                Distribution of Policies

FORM N-8B-2
ITEM NO.          CAPTION IN PROSPECTUS
--------          ---------------------
27                NELICO
28                Management
29                NELICO
30                Inapplicable
31                Inapplicable
32                Inapplicable
33                Inapplicable
34                Distribution of Policies
35                NELICO
36                Inapplicable
37                Inapplicable
38                Distribution of Policies
39                Distribution of Policies
40                Distribution of Policies
41(a)             Distribution of Policies
42                Inapplicable
43                Inapplicable
44(a)             Investments of the Variable Account; Amount Provided for
                  Investment Under the Policy; Deductions from Premiums and
                  Unscheduled Payments; Scheduled Premiums; Scheduled Premium
                  Recalculation
44(b)             Charges and Expenses
44(c)             Scheduled Premiums; Deductions from Premiums and Unscheduled
                  Payments
45                Inapplicable
46                Investments of the Variable Account; Captions referenced
                  under Items 10(c), (d) and (e) above
47                Inapplicable
48                Inapplicable
49                Inapplicable
50                Inapplicable
51                Cover Page; Death Benefit; Default and Lapse Options;
                  Charges and Expenses; Additional Benefits by Rider;
                  Exchange of Policy During First 24 Months; Payment Options;
                  Policy Owner and Beneficiary; Premiums; NELICO's
                  Distribution Agreement; Substitution of Insured Person
52                Rights Reserved by NELICO
53                Tax Considerations
54                Inapplicable
55                Inapplicable
59                Financial Statements

This registration statement incorporates by reference the prospectuses and supplements dated May 1, 2003, May 1, 2002, May 1, 2001, May 1, 2000 and April 30, 1999 each as filed in Post-Effective Amendment No. 14 filed April 30, 2003, Post-Effective Amendment No. 13 filed April 30, 2002, Post-Effective Amendment No. 12 filed on April 26, 2001, Post-Effective Amendment No. 11 filed on April 26, 2000 and Post-Effective Amendment No. 10 filed on April 26, 1999, respectively, to the Registration Statement on Form S-6 (File No. 033-52050).

                       NEW ENGLAND LIFE INSURANCE COMPANY

                              501 BOYLSTON STREET
                          BOSTON, MASSACHUSETTS 02116
                                 (617) 578-2000

                                  ZENITH LIFE
                                ZENITH LIFE ONE
                                ZENITH LIFE PLUS
                              ZENITH LIFE PLUS II
                            ZENITH LIFE EXECUTIVE 65
                            ZENITH SURVIVORSHIP LIFE
                              ZENITH FLEXIBLE LIFE
                           ZENITH VARIABLE WHOLE LIFE

                                   SUPPLEMENT
                            DATED SEPTEMBER 18, 2003
                                       TO
                    PROSPECTUS SUPPLEMENTS DATED MAY 1, 2003

This supplement makes certain changes to the prospectus supplements of the variable life insurance policies identified above. The financial statements of the Company included in the supplements are replaced with the attached financial statements, and the language of the EXPERTS section is modified to read as follows:

                                    EXPERTS

The financial statements of New England Variable Life Separate Account of New England Life Insurance Company ("NELICO") as of December 31, 2002 and for each of the three years in the period ended December 31, 2002 included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the restatement described in Note 6 to the financial statements), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The consolidated financial statements of NELICO and subsidiaries as of December 31, 2002 and 2001, and for each of the three years in the period ended December 21, 2002, included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for goodwill and other intangible assets to conform to Statement of Financial Accounting Standards No. 142 and an explanatory paragraph relating to the restatement described in Note 15 to the financial statements), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Other financial statements included herein are unaudited.

VL-204-03

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

To the Policyholders of New England Variable Life Separate Account and Board of Directors of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Life Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2002, and the related statements of operations and statements of changes in net assets for each of the periods in the three years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the underlying fund managers and the depositor of the Separate Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of New England Variable Life Separate Account of NELICO as of December 31, 2002, the results of their operations and the changes in their net assets for each of the periods in the three years then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 6 to the financial statements, the 2001 and 2000 statements of changes in net assets have been restated.

DELOITTE & TOUCHE LLP
Tampa, Florida
April 10, 2003

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

                                                                              ZENITH FUND
                                       -----------------------------------------------------------------------------------------
                                                      STATE STREET   STATE STREET
                                          ZENITH        RESEARCH       RESEARCH      MFS TOTAL    HARRIS OAKMARK   FI STRUCTURED
                                          EQUITY      BOND INCOME    MONEY MARKET     RETURN      FOCUSED VALUE       EQUITY
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                                       ------------   ------------   ------------   -----------   --------------   -------------
ASSETS:
INVESTMENTS AT VALUE:
ZENITH FUND
Zenith Equity Portfolio
 (2,383,246 Shares; cost
 $944,397,027).......................  $628,557,355   $         --   $        --    $        --    $         --     $        --
State Street Research Bond Income
 Portfolio
 (1,228,842 Shares; cost
 $133,293,751).......................            --    138,539,663            --             --              --              --
State Street Research Money Market
 Portfolio
 (1,137,330 Shares; cost
 $113,732,901).......................            --             --   113,733,013             --              --              --
MFS Total Return Portfolio
 (574,356 Shares; cost
 $92,237,533)........................            --             --            --     68,830,789              --              --
Harris Oakmark Focused Value
 Portfolio
 (699,281 Shares; cost
 $113,714,981).......................            --             --            --             --     118,409,284              --
FI Structured Equity Portfolio
 (519,375 Shares; cost
 $97,071,589)........................            --             --            --             --              --      64,869,871
Loomis Sayles Small Cap Portfolio
 (783,709 Shares; cost
 $137,472,089).......................            --             --            --             --              --              --
Loomis Sayles Balanced Portfolio
 (1,490,390 Shares; cost
 $20,258,029)........................            --             --            --             --              --              --
Davis Venture Value Portfolio
 (11,928,265 Shares; cost
 $286,984,615).......................            --             --            --             --              --              --
Alger Equity Growth Portfolio
 (12,749,966 Shares; cost
 $321,441,047).......................            --             --            --             --              --              --
Salomon Brothers U.S. Government
 Portfolio
 (104,251 Shares; cost $1,237,923)...            --             --            --             --              --              --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (107,975 Shares; cost $1,289,589)...            --             --            --             --              --              --
MFS Investors Trust Portfolio
 (635,869 Shares; cost $5,711,634)...            --             --            --             --              --              --
MFS Research Managers Portfolio
 (1,271,750 Shares; cost
 $14,052,394)........................            --             --            --             --              --              --
FI Mid Cap Opportunities Portfolio
 (3,560 Shares; cost $27,829)........            --             --            --             --              --              --
METROPOLITAN FUND
Janus Mid Cap Portfolio
 (2,116,219 Shares; cost
 $41,517,403)........................            --             --            --             --              --              --
Putnam Large Cap Growth Portfolio
 (1,647,111 Shares; cost
 $8,609,367).........................            --             --            --             --              --              --
Russell 2000 Index Portfolio
 (878,449 Shares; cost $8,595,594)...            --             --            --             --              --              --
Putnam International Stock Portfolio
 (3,310,935 Shares; cost
 $34,657,898)........................            --             --            --             --              --              --
State Street Research Aurora
 Portfolio
 (2,807,899 Shares; cost
 $38,089,774)........................            --             --            --             --              --              --
                                       ------------   ------------   ------------   -----------    ------------     -----------
Total investments....................   628,557,355    138,539,663   113,733,013     68,830,789     118,409,284      64,869,871
Cash and Accounts Receivable.........            --             --        69,674             --              --              --
                                       ------------   ------------   ------------   -----------    ------------     -----------
Total assets.........................   628,557,355    138,539,663   113,802,687     68,830,789     118,409,284      64,869,871
LIABILITIES:
Due to New England Life Insurance
 Company.............................     5,702,324      1,256,843     1,101,469        624,439       1,074,219         588,505
                                       ------------   ------------   ------------   -----------    ------------     -----------
NET ASSETS...........................  $622,855,031   $137,282,820   $112,701,218   $68,206,350    $117,335,065     $64,281,366
                                       ============   ============   ============   ===========    ============     ===========

                                                ZENITH FUND
                                       -----------------------------

                                       LOOMIS SAYLES   LOOMIS SAYLES
                                         SMALL CAP       BALANCED
                                         PORTFOLIO       PORTFOLIO
                                       -------------   -------------
ASSETS:
INVESTMENTS AT VALUE:
ZENITH FUND
Zenith Equity Portfolio
 (2,383,246 Shares; cost
 $944,397,027).......................  $         --     $        --
State Street Research Bond Income
 Portfolio
 (1,228,842 Shares; cost
 $133,293,751).......................            --              --
State Street Research Money Market
 Portfolio
 (1,137,330 Shares; cost
 $113,732,901).......................            --              --
MFS Total Return Portfolio
 (574,356 Shares; cost
 $92,237,533)........................            --              --
Harris Oakmark Focused Value
 Portfolio
 (699,281 Shares; cost
 $113,714,981).......................            --              --
FI Structured Equity Portfolio
 (519,375 Shares; cost
 $97,071,589)........................            --              --
Loomis Sayles Small Cap Portfolio
 (783,709 Shares; cost
 $137,472,089).......................   108,857,223              --
Loomis Sayles Balanced Portfolio
 (1,490,390 Shares; cost
 $20,258,029)........................            --      15,678,907
Davis Venture Value Portfolio
 (11,928,265 Shares; cost
 $286,984,615).......................            --              --
Alger Equity Growth Portfolio
 (12,749,966 Shares; cost
 $321,441,047).......................            --              --
Salomon Brothers U.S. Government
 Portfolio
 (104,251 Shares; cost $1,237,923)...            --              --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (107,975 Shares; cost $1,289,589)...            --              --
MFS Investors Trust Portfolio
 (635,869 Shares; cost $5,711,634)...            --              --
MFS Research Managers Portfolio
 (1,271,750 Shares; cost
 $14,052,394)........................            --              --
FI Mid Cap Opportunities Portfolio
 (3,560 Shares; cost $27,829)........            --              --
METROPOLITAN FUND
Janus Mid Cap Portfolio
 (2,116,219 Shares; cost
 $41,517,403)........................            --              --
Putnam Large Cap Growth Portfolio
 (1,647,111 Shares; cost
 $8,609,367).........................            --              --
Russell 2000 Index Portfolio
 (878,449 Shares; cost $8,595,594)...            --              --
Putnam International Stock Portfolio
 (3,310,935 Shares; cost
 $34,657,898)........................            --              --
State Street Research Aurora
 Portfolio
 (2,807,899 Shares; cost
 $38,089,774)........................            --              --
                                       ------------     -----------
Total investments....................   108,857,223      15,678,907
Cash and Accounts Receivable.........            --              --
                                       ------------     -----------
Total assets.........................   108,857,223      15,678,907
LIABILITIES:
Due to New England Life Insurance
 Company.............................       987,562         142,240
                                       ------------     -----------
NET ASSETS...........................  $107,869,661     $15,536,667
                                       ============     ===========

                       See Notes to Financial Statements

                                                  ZENITH FUND
    --------------------------------------------------------------------------------------------------------
                                                       SALOMON
       DAVIS                          SALOMON          BROTHERS         MFS          MFS
      VENTURE      ALGER EQUITY      BROTHERS       STRATEGIC BOND   INVESTORS     RESEARCH     FI MID CAP
       VALUE          GROWTH      U.S. GOVERNMENT   OPPORTUNITIES      TRUST       MANAGERS    OPPORTUNITIES
     PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
    ------------   ------------   ---------------   --------------   ----------   ----------   -------------
    $         --   $         --     $       --        $       --     $       --   $       --      $    --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
     231,289,058             --             --                --             --           --           --
              --    176,714,523             --                --             --           --           --
              --             --      1,286,459                --             --           --           --
              --             --             --         1,235,235             --           --           --
              --             --             --                --      4,330,266           --           --
              --             --             --                --             --    8,711,486           --
              --             --             --                --             --           --       29,159
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
              --             --             --                --             --           --           --
    ------------   ------------     ----------        ----------     ----------   ----------      -------
     231,289,058    176,714,523      1,286,459         1,235,235      4,330,266    8,711,486       29,159
              --             --             --                --             --           --           --
    ------------   ------------     ----------        ----------     ----------   ----------      -------
     231,289,058    176,714,523      1,286,459         1,235,235      4,330,266    8,711,486       29,159
       2,098,273      1,603,169         11,671            11,206         39,285       79,031          265
    ------------   ------------     ----------        ----------     ----------   ----------      -------
    $229,190,785   $175,111,354     $1,274,788        $1,224,029     $4,290,981   $8,632,455      $28,894
    ============   ============     ==========        ==========     ==========   ==========      =======

                              METROPOLITAN FUND
     --------------------------------------------------------------------

                     PUTNAM      RUSSELL        PUTNAM       STATE STREET
      JANUS MID    LARGE CAP       2000      INTERNATIONAL     RESEARCH
         CAP         GROWTH       INDEX          STOCK          AURORA
      PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
     -----------   ----------   ----------   -------------   ------------
     $        --   $      --    $       --    $        --    $        --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
              --          --            --             --             --
      22,029,841          --            --             --             --
              --   5,913,129            --             --             --
              --          --     7,247,200             --             --
              --          --            --     25,692,853             --
              --          --            --             --     31,083,438
     -----------   ----------   ----------    -----------    -----------
      22,029,841   5,913,129     7,247,200     25,692,853     31,083,438
              --          --            --             --             --
     -----------   ----------   ----------    -----------    -----------
      22,029,841   5,913,129     7,247,200     25,692,853     31,083,438
         199,857      53,644        65,747        233,088        281,992
     -----------   ----------   ----------    -----------    -----------
     $21,829,984   $5,859,485   $7,181,453    $25,459,765    $30,801,446
     ===========   ==========   ==========    ===========    ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2002

                                                                              METROPOLITAN FUND
                                                    ----------------------------------------------------------------------
                                                                                       MORGAN     METLIFE MID
                                                      METLIFE      LEHMAN BROTHERS    STANLEY      CAP STOCK      JANUS
                                                    STOCK INDEX    AGGREGATE BOND    EAFE INDEX      INDEX        GROWTH
                                                     PORTFOLIO     INDEX PORTFOLIO   PORTFOLIO     PORTFOLIO    PORTFOLIO
                                                    ------------   ---------------   ----------   -----------   ----------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND (CONTINUED)
MetLife Stock Index Portfolio (6,826,967 Shares;
 cost $217,371,181)...............................  $159,819,306     $        --     $      --    $       --    $       --
Lehman Brothers Aggregate Bond Index Portfolio
 (1,927,501 Shares; cost $20,485,160).............            --      21,530,182            --            --            --
Morgan Stanley EAFE Index Portfolio (241,935
 Shares; cost $1,915,937).........................            --              --     1,756,444            --            --
MetLife Mid Cap Stock Index Portfolio (385,823
 Shares; cost $3,856,286).........................            --              --            --     3,422,251            --
Janus Growth Portfolio (251,689 Shares; cost
 $1,711,647)......................................            --              --            --            --     1,366,671
Franklin Templeton Small Cap Growth Portfolio
 (205,844 Shares; cost $1,518,839)................            --              --            --            --            --
State Street Research Investment Trust Portfolio
 (16,992 Shares; cost $362,715)...................            --              --            --            --            --
State Street Research Large Cap Value Portfolio
 (55,894 Shares; cost $454,370)...................            --              --            --            --            --
Neuberger Berman Partners Mid Cap Value Portfolio
 (308,770 Shares; cost $4,168,294)................            --              --            --            --            --
Harris Oakmark Large Cap Value Portfolio (148,762
 Shares; cost $1,482,093).........................            --              --            --            --            --
AMERICAN FUND
American Funds Growth Portfolio (1,301,381 Shares;
 cost $51,283,175)................................            --              --            --            --            --
American Funds Growth-Income Portfolio (1,221,984
 Shares; cost $35,460,027)........................            --              --            --            --            --
American Funds Global Small Cap Portfolio (729,823
 Shares; cost $7,810,378).........................            --              --            --            --            --
FIDELITY FUND
Fidelity VIP Equity-Income Portfolio (7,113,751
 Shares; cost $147,244,213).......................            --              --            --            --            --
Fidelity VIP Overseas Portfolio (7,869,421 Shares;
 cost $145,775,673)...............................            --              --            --            --            --
Fidelity VIP High Income Portfolio (3,175,711
 Shares; cost $23,166,348)........................            --              --            --            --            --
Fidelity VIP Asset Manager Portfolio (1,260,836
 Shares; cost $19,592,852)........................            --              --            --            --            --
MET INVESTORS FUND
MFS Mid Cap Growth Portfolio (345,205 Shares; cost
 $2,054,243)......................................            --              --            --            --            --
PIMCO Total Return Portfolio (1,027,469 Shares;
 cost $11,307,538)................................            --              --            --            --            --
PIMCO Innovation Portfolio (97,532 Shares; cost
 $318,714)........................................            --              --            --            --            --
Met/AIM Mid Cap Core Equity Portfolio (72,082
 Shares; cost $723,217)...........................            --              --            --            --            --
Met/AIM Small Cap Growth Portfolio (131,870
 Shares; cost $1,221,808).........................            --              --            --            --            --
State Street Research Concentrated International
 Portfolio (3,436 Shares; cost $31,303)...........            --              --            --            --            --
                                                    ------------     -----------     ----------   ----------    ----------
Total investments.................................   159,819,306      21,530,182     1,756,444     3,422,251     1,366,671
Cash and Accounts Receivable......................            --              --            --            --            --
                                                    ------------     -----------     ----------   ----------    ----------
Total assets......................................   159,819,306      21,530,182     1,756,444     3,422,251     1,366,671
LIABILITIES:
Due to New England Life Insurance Company.........     1,449,894         195,324        15,935        31,047        12,399
                                                    ------------     -----------     ----------   ----------    ----------
NET ASSETS........................................  $158,369,412     $21,334,858     $1,740,509   $3,391,204    $1,354,272
                                                    ============     ===========     ==========   ==========    ==========

                                                                               METROPOLITAN FUND
                                                    ------------------------------------------------------------------------
                                                                           STATE STREET      STATE STREET       NEUBERGER
                                                    FRANKLIN TEMPLETON       RESEARCH       RESEARCH LARGE   BERMAN PARTNERS
                                                     SMALL CAP GROWTH    INVESTMENT TRUST     CAP VALUE       MID CAP VALUE
                                                        PORTFOLIO           PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                    ------------------   ----------------   --------------   ---------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND (CONTINUED)
MetLife Stock Index Portfolio (6,826,967 Shares;
 cost $217,371,181)...............................      $       --           $     --          $     --        $       --
Lehman Brothers Aggregate Bond Index Portfolio
 (1,927,501 Shares; cost $20,485,160).............              --                 --                --                --
Morgan Stanley EAFE Index Portfolio (241,935
 Shares; cost $1,915,937).........................              --                 --                --                --
MetLife Mid Cap Stock Index Portfolio (385,823
 Shares; cost $3,856,286).........................              --                 --                --                --
Janus Growth Portfolio (251,689 Shares; cost
 $1,711,647)......................................              --                 --                --                --
Franklin Templeton Small Cap Growth Portfolio
 (205,844 Shares; cost $1,518,839)................       1,319,459                 --                --                --
State Street Research Investment Trust Portfolio
 (16,992 Shares; cost $362,715)...................              --            324,882                --                --
State Street Research Large Cap Value Portfolio
 (55,894 Shares; cost $454,370)...................              --                 --           444,357                --
Neuberger Berman Partners Mid Cap Value Portfolio
 (308,770 Shares; cost $4,168,294)................              --                 --                --         3,939,908
Harris Oakmark Large Cap Value Portfolio (148,762
 Shares; cost $1,482,093).........................              --                 --                --                --
AMERICAN FUND
American Funds Growth Portfolio (1,301,381 Shares;
 cost $51,283,175)................................              --                 --                --                --
American Funds Growth-Income Portfolio (1,221,984
 Shares; cost $35,460,027)........................              --                 --                --                --
American Funds Global Small Cap Portfolio (729,823
 Shares; cost $7,810,378).........................              --                 --                --                --
FIDELITY FUND
Fidelity VIP Equity-Income Portfolio (7,113,751
 Shares; cost $147,244,213).......................              --                 --                --                --
Fidelity VIP Overseas Portfolio (7,869,421 Shares;
 cost $145,775,673)...............................              --                 --                --                --
Fidelity VIP High Income Portfolio (3,175,711
 Shares; cost $23,166,348)........................              --                 --                --                --
Fidelity VIP Asset Manager Portfolio (1,260,836
 Shares; cost $19,592,852)........................              --                 --                --                --
MET INVESTORS FUND
MFS Mid Cap Growth Portfolio (345,205 Shares; cost
 $2,054,243)......................................              --                 --                --                --
PIMCO Total Return Portfolio (1,027,469 Shares;
 cost $11,307,538)................................              --                 --                --                --
PIMCO Innovation Portfolio (97,532 Shares; cost
 $318,714)........................................              --                 --                --                --
Met/AIM Mid Cap Core Equity Portfolio (72,082
 Shares; cost $723,217)...........................              --                 --                --                --
Met/AIM Small Cap Growth Portfolio (131,870
 Shares; cost $1,221,808).........................              --                 --                --                --
State Street Research Concentrated International
 Portfolio (3,436 Shares; cost $31,303)...........              --                 --                --                --
                                                        ----------           --------          --------        ----------
Total investments.................................       1,319,459            324,882           444,357         3,939,908
Cash and Accounts Receivable......................              --                 --                --                --
                                                        ----------           --------          --------        ----------
Total assets......................................       1,319,459            324,882           444,357         3,939,908
LIABILITIES:
Due to New England Life Insurance Company.........          11,970              2,947             4,031            35,743
                                                        ----------           --------          --------        ----------
NET ASSETS........................................      $1,307,489           $321,935          $440,326        $3,904,165
                                                        ==========           ========          ========        ==========

                                                    METROPOLITAN FUND
                                                    ---------------
                                                        HARRIS
                                                     OAKMARK LARGE
                                                       CAP VALUE
                                                       PORTFOLIO
                                                    ---------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND (CONTINUED)
MetLife Stock Index Portfolio (6,826,967 Shares;
 cost $217,371,181)...............................    $       --
Lehman Brothers Aggregate Bond Index Portfolio
 (1,927,501 Shares; cost $20,485,160).............            --
Morgan Stanley EAFE Index Portfolio (241,935
 Shares; cost $1,915,937).........................            --
MetLife Mid Cap Stock Index Portfolio (385,823
 Shares; cost $3,856,286).........................            --
Janus Growth Portfolio (251,689 Shares; cost
 $1,711,647)......................................            --
Franklin Templeton Small Cap Growth Portfolio
 (205,844 Shares; cost $1,518,839)................            --
State Street Research Investment Trust Portfolio
 (16,992 Shares; cost $362,715)...................            --
State Street Research Large Cap Value Portfolio
 (55,894 Shares; cost $454,370)...................            --
Neuberger Berman Partners Mid Cap Value Portfolio
 (308,770 Shares; cost $4,168,294)................            --
Harris Oakmark Large Cap Value Portfolio (148,762
 Shares; cost $1,482,093).........................     1,429,605
AMERICAN FUND
American Funds Growth Portfolio (1,301,381 Shares;
 cost $51,283,175)................................            --
American Funds Growth-Income Portfolio (1,221,984
 Shares; cost $35,460,027)........................            --
American Funds Global Small Cap Portfolio (729,823
 Shares; cost $7,810,378).........................            --
FIDELITY FUND
Fidelity VIP Equity-Income Portfolio (7,113,751
 Shares; cost $147,244,213).......................            --
Fidelity VIP Overseas Portfolio (7,869,421 Shares;
 cost $145,775,673)...............................            --
Fidelity VIP High Income Portfolio (3,175,711
 Shares; cost $23,166,348)........................            --
Fidelity VIP Asset Manager Portfolio (1,260,836
 Shares; cost $19,592,852)........................            --
MET INVESTORS FUND
MFS Mid Cap Growth Portfolio (345,205 Shares; cost
 $2,054,243)......................................            --
PIMCO Total Return Portfolio (1,027,469 Shares;
 cost $11,307,538)................................            --
PIMCO Innovation Portfolio (97,532 Shares; cost
 $318,714)........................................            --
Met/AIM Mid Cap Core Equity Portfolio (72,082
 Shares; cost $723,217)...........................            --
Met/AIM Small Cap Growth Portfolio (131,870
 Shares; cost $1,221,808).........................            --
State Street Research Concentrated International
 Portfolio (3,436 Shares; cost $31,303)...........            --
                                                      ----------
Total investments.................................     1,429,605
Cash and Accounts Receivable......................            --
                                                      ----------
Total assets......................................     1,429,605
LIABILITIES:
Due to New England Life Insurance Company.........        12,969
                                                      ----------
NET ASSETS........................................    $1,416,636
                                                      ==========

                       See Notes to Financial Statements

                    AMERICAN FUND                                           FIDELITY FUND
    ----------------------------------------------   ------------------------------------------------------------
     AMERICAN       AMERICAN                                                         FIDELITY VIP
       FUNDS      FUNDS GROWTH-    AMERICAN FUNDS    FIDELITY VIP    FIDELITY VIP        HIGH       FIDELITY VIP
      GROWTH         INCOME       GLOBAL SMALL CAP   EQUITY-INCOME     OVERSEAS         INCOME      ASSET MANAGER
     PORTFOLIO      PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO
    -----------   -------------   ----------------   -------------   -------------   ------------   -------------
    $        --    $        --       $       --      $         --     $        --    $        --     $        --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
     43,322,970             --               --                --              --             --              --
             --     31,185,027               --                --              --             --              --
             --             --        6,736,270                --              --             --              --
             --             --               --       129,185,724              --             --              --
             --             --               --                --      86,406,241             --              --
             --             --               --                --              --     18,831,968              --
             --             --               --                --              --             --      16,075,654
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
             --             --               --                --              --             --              --
    -----------    -----------       ----------      ------------     -----------    -----------     -----------
     43,322,970     31,185,027        6,736,270       129,185,724      86,406,241     18,831,968      16,075,654
        284,077             --               --                --              --             --              --
    -----------    -----------       ----------      ------------     -----------    -----------     -----------
     43,607,047     31,185,027        6,736,270       129,185,724      86,406,241     18,831,968      16,075,654
             --        954,105           82,336         1,171,984         783,885        170,845         145,840
    -----------    -----------       ----------      ------------     -----------    -----------     -----------
    $43,607,047    $30,230,922       $6,653,934      $128,013,740     $85,622,356    $18,661,123     $15,929,814
    ===========    ===========       ==========      ============     ===========    ===========     ===========

                                        MET INVESTORS FUND
     -----------------------------------------------------------------------------------------
      MFS MID                                   MET/AIM      MET/AIM     STATE STREET RESEARCH
        CAP          PIMCO         PIMCO        MID CAP     SMALL CAP        CONCENTRATED
       GROWTH     TOTAL RETURN   INNOVATION   CORE EQUITY     GROWTH         INTERNATIONAL
     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO          PORTFOLIO
     ----------   ------------   ----------   -----------   ----------   ---------------------
     $       --   $        --     $     --     $     --     $       --          $    --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
             --            --           --           --             --               --
      1,608,654            --           --           --             --               --
             --    11,651,503           --           --             --               --
             --            --      298,449           --             --               --
             --            --           --      709,285             --               --
             --            --           --           --      1,140,675               --
             --            --           --           --             --           30,548
     ----------   -----------     --------     --------     ----------          -------
      1,608,654    11,651,503      298,449      709,285      1,140,675           30,548
             --            --           --           --             --               --
     ----------   -----------     --------     --------     ----------          -------
      1,608,654    11,651,503      298,449      709,285      1,140,675           30,548
         14,594       105,703        2,708        6,435         10,348              277
     ----------   -----------     --------     --------     ----------          -------
     $1,594,060   $11,545,800     $295,741     $702,850     $1,130,327          $30,271
     ==========   ===========     ========     ========     ==========          =======

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                                                           ZENITH FUND
                                    -----------------------------------------------------------------------------------------
                                                   ZENITH EQUITY                             STATE STREET RESEARCH
                                                     PORTFOLIO                               BOND INCOME PORTFOLIO
                                    --------------------------------------------   ------------------------------------------
                                       FOR THE         FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2002            2001            2000           2002           2001           2000
                                    -------------   -------------   ------------   ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends........................  $  2,662,934    $ 14,861,966    $ 6,825,924     $5,955,168     $7,824,384     $       --
 Expenses.........................     4,419,284       5,409,982      6,877,345        813,619        639,637        511,944
                                    -------------   -------------   ------------    ----------     ----------     ----------
Net investment (loss) income......    (1,756,350)      9,451,984        (51,421)     5,141,549      7,184,747       (511,944)
                                    -------------   -------------   ------------    ----------     ----------     ----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions............    15,512,708      (2,138,650)        65,557      1,095,749         (7,181)       (36,738)
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.......  (202,056,844)   (195,071,228)   (63,482,902)     3,365,793        291,924      6,087,779
                                    -------------   -------------   ------------    ----------     ----------     ----------
Net realized and unrealized
 (losses) gains on investments....  (186,544,136)   (197,209,878)   (63,417,345)     4,461,542        284,743      6,051,041
                                    -------------   -------------   ------------    ----------     ----------     ----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................  $(188,300,486)  $(187,757,894)  $(63,468,766)   $9,603,091     $7,469,490     $5,539,097
                                    =============   =============   ============    ==========     ==========     ==========

                                                   ZENITH FUND
                                    ------------------------------------------
                                              STATE STREET RESEARCH
                                              MONEY MARKET PORTFOLIO
                                    ------------------------------------------
                                      FOR THE        FOR THE        FOR THE
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2002           2001           2000
                                    ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends........................   $1,416,764     $3,437,775     $4,511,876
 Expenses.........................      531,130        495,268        500,145
                                     ----------     ----------     ----------
Net investment (loss) income......      885,634      2,942,507      4,011,731
                                     ----------     ----------     ----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions............           --             --             --
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.......           --             --             --
                                     ----------     ----------     ----------
Net realized and unrealized
 (losses) gains on investments....           --             --             --
                                     ----------     ----------     ----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................   $  885,634     $2,942,507     $4,011,731
                                     ==========     ==========     ==========

                       See Notes to Financial Statements

                                        ZENITH FUND
-------------------------------------------------------------------------------------------
                 MFS TOTAL RETURN                          HARRIS OAKMARK FOCUSED
                    PORTFOLIO                                 VALUE PORTFOLIO
    ------------------------------------------   ------------------------------------------
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002           2001           2000           2002           2001           2000
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 8,009,640    $13,736,454    $ 1,581,304    $   227,624    $   378,221     $       --
        438,539        436,823        448,504        694,231        481,741        259,625
    ------------   -----------    -----------    ------------   -----------     ----------
      7,571,101     13,299,631      1,132,800       (466,607)      (103,520)      (259,625)
    ------------   -----------    -----------    ------------   -----------     ----------
        687,033        (18,326)       (42,829)     3,813,413         26,315        (23,066)
    (12,621,080)   (16,406,840)    (3,979,194)   (15,327,523)    16,647,698      7,704,271
    ------------   -----------    -----------    ------------   -----------     ----------
    (11,934,047)   (16,425,166)    (4,022,023)   (11,514,110)    16,674,013      7,681,205
    ------------   -----------    -----------    ------------   -----------     ----------
    $(4,362,946)   $(3,125,535)   $(2,889,223)   $(11,980,717)  $16,570,493     $7,421,580
    ============   ===========    ===========    ============   ===========     ==========

                                           ZENITH FUND
---  ---------------------------------------------------------------------------------------
                FI STRUCTURED EQUITY                       LOOMIS SAYLES SMALL CAP
                     PORTFOLIO                                    PORTFOLIO
     ------------------------------------------   ------------------------------------------
       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002           2001           2000           2002           2001           2000
     ------------   ------------   ------------   ------------   ------------   ------------
     $   676,406    $   814,774    $ 2,499,909    $   140,106    $10,644,439     $1,181,882
         480,986        591,043        659,437        796,837        900,016        902,187
     ------------   ------------   -----------    ------------   ------------    ----------
         195,420        223,731      1,840,472       (656,731)     9,744,423        279,695
     ------------   ------------   -----------    ------------   ------------    ----------
       1,899,725       (100,512)       (18,902)     4,513,962         (5,616)       145,497
     (18,712,878)   (14,499,780)    (7,555,204)   (34,940,969)   (23,777,058)     2,636,194
     ------------   ------------   -----------    ------------   ------------    ----------
     (16,813,153)   (14,600,292)    (7,574,106)   (30,427,007)   (23,782,674)     2,781,691
     ------------   ------------   -----------    ------------   ------------    ----------
     $(16,617,733)  $(14,376,561)  $(5,733,634)   $(31,083,738)  $(14,038,251)   $3,061,386
     ============   ============   ===========    ============   ============    ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                                                          ZENITH FUND
                                    ---------------------------------------------------------------------------------------
                                              LOOMIS SAYLES BALANCED                        DAVIS VENTURE VALUE
                                                    PORTFOLIO                                    PORTFOLIO
                                    ------------------------------------------   ------------------------------------------
                                      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2002           2001           2000           2002           2001           2000
                                    ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends........................  $   387,846    $   712,069     $   5,904     $ 2,231,971    $25,909,682    $        --
 Expenses.........................      111,358        120,816       117,597       1,567,223      1,680,747      1,440,887
                                    -----------    -----------     ---------     ------------   ------------   -----------
Net investment (loss) income......      276,488        591,253      (111,693)        664,748     24,228,935     (1,440,887)
                                    -----------    -----------     ---------     ------------   ------------   -----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions............   (1,537,528)       (21,371)       79,174       8,638,974        (20,358)      (178,858)
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.......   (1,288,815)    (1,463,815)     (439,098)    (56,221,915)   (55,778,227)    17,900,696
                                    -----------    -----------     ---------     ------------   ------------   -----------
Net realized and unrealized
 (losses) gains on investments....   (2,826,343)    (1,485,186)     (359,924)    (47,582,941)   (55,798,585)    17,721,838
                                    -----------    -----------     ---------     ------------   ------------   -----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................  $(2,549,855)   $  (893,933)    $(471,617)    $(46,918,193)  $(31,569,650)  $16,280,951
                                    ===========    ===========     =========     ============   ============   ===========

                                                   ZENITH FUND
                                    ------------------------------------------
                                               ALGER EQUITY GROWTH
                                                    PORTFOLIO
                                    ------------------------------------------
                                      FOR THE        FOR THE        FOR THE
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        2002           2001           2000
                                    ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends........................  $        --    $17,711,821    $  3,306,492
 Expenses.........................    1,346,954      1,827,854       1,981,053
                                    ------------   ------------   ------------
Net investment (loss) income......   (1,346,954)    15,883,967       1,325,439
                                    ------------   ------------   ------------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions............    3,186,557     (3,900,025)        416,391
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.......  (92,753,612)   (51,416,836)    (52,833,134)
                                    ------------   ------------   ------------
Net realized and unrealized
 (losses) gains on investments....  (89,567,055)   (55,316,861)    (52,416,743)
                                    ------------   ------------   ------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.......................  $(90,914,009)  $(39,432,894)  $(51,091,304)
                                    ============   ============   ============

                       See Notes to Financial Statements

                                        ZENITH FUND
    ---------------------------------------------------------------------------------------
              SALOMON BROTHERS U.S.                      SALOMON BROTHERS STRATEGIC
               GOVERNMENT PORTFOLIO                     BOND OPPORTUNITIES PORTFOLIO
    ------------------------------------------   ------------------------------------------
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002           2001           2000           2002           2001           2000
    ------------   ------------   ------------   ------------   ------------   ------------
      $41,032        $50,491        $    --        $ 85,774       $ 93,555       $     --
          702          7,530          7,636          11,878         10,518         10,241
      -------        -------        -------        --------       --------       --------
       40,330         42,961         (7,636)         73,896         83,037        (10,241)
      -------        -------        -------        --------       --------       --------
        7,689             86            148         (26,212)           340          5,936
       24,678          4,160         76,520          52,240        (18,408)        66,382
      -------        -------        -------        --------       --------       --------
       32,367          4,246         76,668          26,028        (18,068)        72,318
      -------        -------        -------        --------       --------       --------
      $72,697        $47,207        $69,032        $ 99,924       $ 64,969       $ 62,077
      =======        =======        =======        ========       ========       ========

                                           ZENITH FUND
     ---------------------------------------------------------------------------------------
                MFS INVESTORS TRUST                         MFS RESEARCH MANAGERS
                     PORTFOLIO                                    PORTFOLIO
     ------------------------------------------   ------------------------------------------
       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002           2001           2000           2002           2001           2000
     ------------   ------------   ------------   ------------   ------------   ------------
     $    20,402     $  17,364       $    966     $    18,116    $   129,228    $     2,453
          25,204        24,863         13,612          63,539         81,648         41,150
     -----------     ---------       --------     -----------    -----------    -----------
          (4,802)       (7,499)       (12,646)        (45,423)        47,580        (38,697)
     -----------     ---------       --------     -----------    -----------    -----------
        (398,792)      (11,947)        (1,002)     (2,345,654)      (277,116)        60,137
        (679,536)     (702,670)       (20,733)       (643,921)    (3,572,735)    (1,262,543)
     -----------     ---------       --------     -----------    -----------    -----------
      (1,078,328)     (714,617)       (21,735)     (2,989,575)    (3,849,851)    (1,202,406)
     -----------     ---------       --------     -----------    -----------    -----------
     $(1,083,130)    $(722,116)      $(34,381)    $(3,034,998)   $(3,802,271)   $(1,241,103)
     ===========     =========       ========     ===========    ===========    ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                      ZENITH FUND                  METROPOLITAN FUND
                                     --------------   --------------------------------------------
                                       FI MID CAP
                                     OPPORTUNITIES                   JANUS MID CAP
                                       PORTFOLIO                       PORTFOLIO
                                     --------------   --------------------------------------------
                                     FOR THE PERIOD     FOR THE        FOR THE      FOR THE PERIOD
                                     MAY 1, 2002 TO    YEAR ENDED     YEAR ENDED    MAY 1, 2000 TO
                                      DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                          2002            2002           2001            2000
                                     --------------   ------------   ------------   --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................      $   --       $        --    $        --     $  1,356,774
 Expenses..........................          62           135,700        161,569           62,269
                                         ------       ------------   ------------    ------------
Net investment (loss) income.......         (62)         (135,700)      (161,569)       1,294,505
                                         ------       ------------   ------------    ------------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions.............         186       (12,257,869)      (417,064)         764,362
Change in net unrealized
 (depreciation) appreciation of
 investments for the period........       1,330         3,466,757    (11,300,813)     (11,653,506)
                                         ------       ------------   ------------    ------------
Net realized and unrealized
 (losses) gains on investments.....       1,516        (8,791,112)   (11,717,877)     (10,889,144)
                                         ------       ------------   ------------    ------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................      $1,454       $(8,926,812)   $(11,879,446)   $ (9,594,639)
                                         ======       ============   ============    ============

                                                  METROPOLITAN FUND
                                     --------------------------------------------

                                                   PUTNAM LARGE CAP
                                                   GROWTH PORTFOLIO
                                     --------------------------------------------
                                       FOR THE        FOR THE      FOR THE PERIOD
                                      YEAR ENDED     YEAR ENDED    MAY 1, 2000 TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                         2002           2001            2000
                                     ------------   ------------   --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................  $        --    $        --     $        --
 Expenses..........................       33,891         36,744          10,822
                                     -----------    -----------     -----------
Net investment (loss) income.......      (33,891)       (36,744)        (10,822)
                                     -----------    -----------     -----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions.............   (2,630,379)      (249,945)          4,567
Change in net unrealized
 (depreciation) appreciation of
 investments for the period........      539,725     (2,008,286)     (1,227,677)
                                     -----------    -----------     -----------
Net realized and unrealized
 (losses) gains on investments.....   (2,090,654)    (2,258,231)     (1,223,110)
                                     -----------    -----------     -----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................  $(2,124,545)   $(2,294,975)    $(1,233,932)
                                     ===========    ===========     ===========

                       See Notes to Financial Statements

                                                      METROPOLITAN FUND
    -------------------------------------------------------------------------------------------------------------------------
                 RUSSELL 2000 INDEX                           PUTNAM INTERNATIONAL                  STATE STREET RESEARCH
                     PORTFOLIO                                  STOCK PORTFOLIO                       AURORA PORTFOLIO
    --------------------------------------------   ------------------------------------------   -----------------------------
      FOR THE        FOR THE      FOR THE PERIOD     FOR THE        FOR THE        FOR THE        FOR THE      FOR THE PERIOD
     YEAR ENDED     YEAR ENDED    MAY 1, 2000 TO    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    MAY 1, 2001 TO
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2002           2001            2000            2002           2001           2000           2002            2001
    ------------   ------------   --------------   ------------   ------------   ------------   ------------   --------------
    $    40,726      $ 10,030       $ 306,539      $   206,841    $   766,200    $   375,644    $   134,323       $     --
         33,860        22,945           5,829          152,218        138,598        146,270        122,294         33,101
    -----------      --------       ---------      -----------    -----------    -----------    -----------       --------
          6,866       (12,915)        300,710           54,623        627,602        229,374         12,029        (33,101)
    -----------      --------       ---------      -----------    -----------    -----------    -----------       --------
       (563,915)      (22,652)         22,026         (449,822)      (115,753)        (3,434)      (643,247)        (9,118)
     (1,042,793)      337,385        (642,986)      (4,539,403)    (5,013,560)    (3,060,509)    (7,624,022)       617,685
    -----------      --------       ---------      -----------    -----------    -----------    -----------       --------
     (1,606,708)      314,733        (620,960)      (4,989,225)    (5,129,313)    (3,063,943)    (8,267,269)       608,567
    -----------      --------       ---------      -----------    -----------    -----------    -----------       --------
    $(1,599,842)     $301,818       $(320,250)     $(4,934,602)   $(4,501,711)   $(2,834,569)   $(8,255,240)      $575,466
    ===========      ========       =========      ===========    ===========    ===========    ===========       ========

                 METROPOLITAN FUND
     ------------------------------------------
                METLIFE STOCK INDEX
                     PORTFOLIO
     ------------------------------------------
       FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002           2001           2000
     ------------   ------------   ------------
     $ 3,032,777    $ 7,336,294    $    149,711
       1,116,031      1,296,360       1,351,047
     ------------   ------------   ------------
       1,916,746      6,039,934      (1,201,336)
     ------------   ------------   ------------
      (5,805,619)    26,752,426        (203,449)
     (42,875,959)   (59,509,369)    (18,851,825)
     ------------   ------------   ------------
     (48,681,578)   (32,756,943)    (19,055,274)
     ------------   ------------   ------------
     $(46,764,832)  $(26,717,009)  $(20,256,610)
     ============   ============   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                                                           METROPOLITAN FUND
                                     ---------------------------------------------------------------------------------------------
                                       LEHMAN BROTHERS AGGREGATE       MORGAN STANLEY EAFE INDEX      METLIFE MID CAP STOCK INDEX
                                         BOND INDEX PORTFOLIO                  PORTFOLIO                       PORTFOLIO
                                     -----------------------------   -----------------------------   -----------------------------
                                                    FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                     FOR THE YEAR    MAY 1, 2001     FOR THE YEAR    MAY 1, 2001     FOR THE YEAR    MAY 1, 2001
                                        ENDED             TO            ENDED             TO            ENDED             TO
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                         2002            2001            2002            2001            2002            2001
                                     ------------   --------------   ------------   --------------   ------------   --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................   $  283,297       $    --        $   3,876        $    --        $   7,631        $    --
 Expenses..........................       56,571         6,116            5,176            591           12,985          1,777
                                      ----------       -------        ---------        -------        ---------        -------
 Net investment (loss) income......      226,726        (6,116)          (1,300)          (591)          (5,354)        (1,777)
                                      ----------       -------        ---------        -------        ---------        -------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
 Net realized gains (losses) from
  security transactions............       85,942           822          (48,380)            16          (54,202)            26
 Change in net unrealized
  (depreciation) appreciation of
  investments for the period.......    1,000,240        44,782         (155,310)        (4,182)        (478,537)        44,502
                                      ----------       -------        ---------        -------        ---------        -------
 Net realized and unrealized
  (losses) gains on investments....    1,086,182        45,604         (203,690)        (4,166)        (532,739)        44,528
                                      ----------       -------        ---------        -------        ---------        -------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................   $1,312,908       $39,488        $(204,990)       $(4,757)       $(538,093)       $42,751
                                      ==========       =======        =========        =======        =========        =======

                                           METROPOLITAN FUND
                                     -----------------------------

                                        JANUS GROWTH PORTFOLIO
                                     -----------------------------
                                                    FOR THE PERIOD
                                     FOR THE YEAR    MAY 1, 2001
                                        ENDED             TO
                                     DECEMBER 31,    DECEMBER 31,
                                         2002            2001
                                     ------------   --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................   $      --        $     --
 Expenses..........................       6,201           1,591
                                      ---------        --------
 Net investment (loss) income......      (6,201)         (1,591)
                                      ---------        --------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
 Net realized gains (losses) from
  security transactions............     (97,313)           (798)
 Change in net unrealized
  (depreciation) appreciation of
  investments for the period.......    (305,291)        (39,685)
                                      ---------        --------
 Net realized and unrealized
  (losses) gains on investments....    (402,604)        (40,483)
                                      ---------        --------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS........................   $(408,805)       $(42,074)
                                      =========        ========

                       See Notes to Financial Statements

    -----------------------------------------------------------------------------------------   -----------------------------
                                      METROPOLITAN FUND                                                 AMERICAN FUND
          FRANKLIN                            STATE STREET      NEUBERGER          HARRIS
         TEMPLETON          STATE STREET        RESEARCH          BERMAN          OAKMARK
         SMALL CAP            RESEARCH         LARGE CAP       PARTNERS MID      LARGE CAP
           GROWTH            INVESTMENT          VALUE          CAP VALUE          VALUE            AMERICAN FUNDS GROWTH
         PORTFOLIO         TRUST PORTFOLIO     PORTFOLIO        PORTFOLIO        PORTFOLIO                PORTFOLIO
    --------------------   ---------------   --------------   --------------   --------------   -----------------------------
       FOR THE PERIOD      FOR THE PERIOD    FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD                  FOR THE PERIOD
        JANUARY 14,          JANUARY 14,      MAY 1, 2002      JANUARY 14,      MAY 1, 2002     FOR THE YEAR    MAY 1, 2001
          2002 TO              2002 TO             TO            2002 TO             TO            ENDED             TO
        DECEMBER 31,        DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
            2002                2002              2002             2002             2002            2002            2001
    --------------------   ---------------   --------------   --------------   --------------   ------------   --------------
         $      --            $    551         $   2,002        $   1,558         $  8,226      $    14,213      $ 703,326
             3,846                 787               768            9,756            2,350          183,023         33,863
         ---------            --------         ---------        ---------         --------      -----------      ---------
            (3,846)               (236)            1,234           (8,198)           5,876         (168,810)       669,463
         ---------            --------         ---------        ---------         --------      -----------      ---------
           (64,412)             (5,406)           (5,405)         (18,580)         (13,014)      (1,769,305)        (5,360)
          (199,380)            (37,833)          (10,014)        (228,386)         (52,488)      (7,716,831)      (243,374)
         ---------            --------         ---------        ---------         --------      -----------      ---------
          (263,792)            (43,239)          (15,419)        (246,966)         (65,502)      (9,486,136)      (248,734)
         ---------            --------         ---------        ---------         --------      -----------      ---------
         $(267,638)           $(43,475)        $ (14,185)       $(255,164)        $(59,626)     $(9,654,946)     $ 420,729
         =========            ========         =========        =========         ========      ===========      =========

     -------------------------------------------------------------
                             AMERICAN FUND

        AMERICAN FUNDS GROWTH-        AMERICAN FUNDS GLOBAL SMALL
           INCOME PORTFOLIO                  CAP PORTFOLIO
     -----------------------------   -----------------------------
                    FOR THE PERIOD                  FOR THE PERIOD
     FOR THE YEAR    MAY 1, 2001     FOR THE YEAR    MAY 1, 2001
        ENDED             TO            ENDED             TO
     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
         2002            2001            2002            2001
     ------------   --------------   ------------   --------------
     $   308,267      $ 247,020      $    39,924       $ 19,030
         127,280         27,140           28,754          3,946
     -----------      ---------      -----------       --------
         180,987        219,880           11,170         15,084
     -----------      ---------      -----------       --------
        (667,401)        (4,325)        (190,487)        (4,543)
      (4,433,373)       158,373       (1,204,973)       130,865
     -----------      ---------      -----------       --------
      (5,100,774)       154,048       (1,395,460)       126,322
     -----------      ---------      -----------       --------
     $(4,919,787)     $ 373,928      $(1,384,290)      $141,406
     ===========      =========      ===========       ========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS

                                                                               FIDELITY FUND
                                          ---------------------------------------------------------------------------------------
                                                  FIDELITY VIP EQUITY-INCOME                     FIDELITY VIP OVERSEAS
                                                          PORTFOLIO                                    PORTFOLIO
                                          ------------------------------------------   ------------------------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2002           2001           2000           2002           2001           2000
                                          ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends..............................  $ 6,356,366    $11,204,132    $13,394,545    $   781,287    $24,381,084    $ 16,105,748
 Expenses...............................      953,331      1,103,777      1,054,512        607,951        762,426       1,056,320
                                          ------------   ------------   -----------    ------------   ------------   ------------
Net investment (loss) income............    5,403,035     10,100,355     12,340,033        173,336     23,618,658      15,049,428
                                          ------------   ------------   -----------    ------------   ------------   ------------
NET REALIZED AND UNREALIZED (LOSSES)
 GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions..................    5,466,327         (2,881)      (452,602)    (2,238,040)   (23,051,827)         27,078
Change in net unrealized (depreciation)
 appreciation of investments for the
 period.................................  (40,377,303)   (20,180,653)        89,353    (21,574,452)   (34,163,623)    (55,495,585)
                                          ------------   ------------   -----------    ------------   ------------   ------------
Net realized and unrealized (losses)
 gains on investments...................  (34,910,976)   (20,183,534)      (363,249)   (23,812,492)   (57,215,450)    (55,468,507)
                                          ------------   ------------   -----------    ------------   ------------   ------------
NET (DECREASE) INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $(29,507,941)  $(10,083,179)  $11,976,784    $(23,639,156)  $(33,596,792)  $(40,419,079)
                                          ============   ============   ===========    ============   ============   ============

                       See Notes to Financial Statements

                                         FIDELITY FUND                                              MET INVESTORS FUND
    ---------------------------------------------------------------------------------------   -------------------------------

                                                                                               MFS MID CAP         PIMCO
             FIDELITY VIP HIGH INCOME                    FIDELITY VIP ASSET MANAGER               GROWTH        TOTAL RETURN
                    PORTFOLIO                                    PORTFOLIO                      PORTFOLIO        PORTFOLIO
    ------------------------------------------   ------------------------------------------   --------------   --------------
                                                                                              FOR THE PERIOD   FOR THE PERIOD
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE       JANUARY 14,      MAY 1, 2002
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED       2002 TO             TO
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
        2002           2001           2000           2002           2001           2000            2002             2002
    ------------   ------------   ------------   ------------   ------------   ------------   --------------   --------------
    $ 1,585,639    $ 1,758,933    $ 1,006,372    $   633,629    $   849,491    $ 1,452,323      $   9,464         $     --
        101,931         95,020        103,143        101,658        104,280         95,403          5,849           55,100
    -----------    -----------    -----------    -----------    -----------    -----------      ---------         --------
      1,483,708      1,663,913        903,229        531,971        745,211      1,356,920          3,615          (55,100)
    -----------    -----------    -----------    -----------    -----------    -----------      ---------         --------
     (5,162,418)      (408,150)       261,479       (432,857)       (35,169)        16,825       (132,297)          29,320
      4,578,778     (2,905,218)    (5,088,040)    (1,776,281)    (1,423,225)    (2,075,320)      (445,589)         343,965
    -----------    -----------    -----------    -----------    -----------    -----------      ---------         --------
       (583,640)    (3,313,368)    (4,826,561)    (2,209,138)    (1,458,394)    (2,058,495)      (577,886)         373,285
    -----------    -----------    -----------    -----------    -----------    -----------      ---------         --------
    $   900,068    $(1,649,455)   $(3,923,332)   $(1,677,167)   $  (713,183)   $  (701,575)     $(574,271)        $318,185
    ===========    ===========    ===========    ===========    ===========    ===========      =========         ========


                            MET INVESTORS FUND
     -----------------------------------------------------------------
                                                         STATE STREET
                         MET/AIM          MET/AIM          RESEARCH
         PIMCO           MID CAP         SMALL CAP       CONCENTRATED
       INNOVATION      CORE EQUITY         GROWTH       INTERNATIONAL
       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
     --------------   --------------   --------------   --------------
     FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
      JANUARY 14,      MAY 1, 2002      MAY 1, 2002      MAY 1, 2002
        2002 TO             TO               TO               TO
      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
          2002             2002             2002             2002
     --------------   --------------   --------------   --------------
       $      --         $    852         $     --         $    45
           1,032            1,301            2,314              59
       ---------         --------         --------         -------
          (1,032)            (449)          (2,314)            (14)
       ---------         --------         --------         -------
        (177,812)          (1,711)         (12,284)           (277)
         (20,265)         (13,932)         (81,133)           (756)
       ---------         --------         --------         -------
        (198,077)         (15,643)         (93,417)         (1,033)
       ---------         --------         --------         -------
       $(199,109)        $(16,092)        $(95,731)        $(1,047)
       =========         ========         ========         =======

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                       ZENITH FUND
                                     -----------------------------------------------
                                                 ZENITH EQUITY PORTFOLIO
                                     -----------------------------------------------
                                                      AS RESTATED      AS RESTATED
                                        FOR THE         FOR THE          FOR THE
                                      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                         2002           2001(A)          2000(A)
                                     -------------   --------------   --------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $  (1,756,350)  $    9,451,984   $      (51,421)
 Net realized gains (losses) from
  security transactions............     15,512,708       (2,138,650)          65,557
 Change in net unrealized
  (depreciation) appreciation of
  investments......................   (202,056,844)    (195,071,228)     (63,482,902)
                                     -------------   --------------   --------------
  Net (decrease) increase in net
   assets resulting from
   operations......................   (188,300,486)    (187,757,894)     (63,468,766)
                                     -------------   --------------   --------------
From capital transactions:
 Net premiums......................    105,524,901      120,702,047      134,719,373
 Redemptions.......................    (50,874,532)     (49,494,401)     (55,233,072)
                                     -------------   --------------   --------------
 Total net premiums
  (redemptions)....................     54,650,369       71,207,646       79,486,301
 Net portfolio transfers...........    (47,937,061)     (43,536,243)     (53,936,979)
 Net other transfers...............    (65,387,798)     (69,956,494)     (87,622,165)
                                     -------------   --------------   --------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................    (58,674,490)     (42,285,091)     (62,072,843)
                                     -------------   --------------   --------------
NET CHANGE IN NET ASSETS...........   (246,974,976)    (230,042,985)    (125,541,609)
NET ASSETS -- BEGINNING OF
 PERIOD............................    869,830,007    1,099,872,992    1,225,414,601
                                     -------------   --------------   --------------
NET ASSETS -- END OF PERIOD........  $ 622,855,031   $  869,830,007   $1,099,872,992
                                     =============   ==============   ==============

                                                                             ZENITH FUND
                                     --------------------------------------------------------------------------------------------
                                      STATE STREET RESEARCH BOND INCOME PORTFOLIO    STATE STREET RESEARCH MONEY MARKET PORTFOLIO
                                     ---------------------------------------------   --------------------------------------------
                                                      AS RESTATED     AS RESTATED                    AS RESTATED     AS RESTATED
                                        FOR THE         FOR THE         FOR THE        FOR THE         FOR THE         FOR THE
                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                         2002           2001(A)         2000(A)          2002          2001(A)         2000(A)
                                     -------------   -------------   -------------   ------------   -------------   -------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $  5,141,549    $  7,184,747    $   (511,944)   $    885,634   $   2,942,507   $   4,011,731
 Net realized gains (losses) from
  security transactions............     1,095,749          (7,181)        (36,738)             --              --              --
 Change in net unrealized
  (depreciation) appreciation of
  investments......................     3,365,793         291,924       6,087,779              --              --              --
                                     ------------    ------------    ------------    ------------   -------------   -------------
  Net (decrease) increase in net
   assets resulting from
   operations......................     9,603,091       7,469,490       5,539,097         885,634       2,942,507       4,011,731
                                     ------------    ------------    ------------    ------------   -------------   -------------
From capital transactions:
 Net premiums......................    20,903,173      16,079,114      12,375,855      89,038,110     183,577,288     236,841,520
 Redemptions.......................    (5,188,578)     (3,983,921)     (3,301,128)    (12,316,384)     (7,992,640)     (6,646,266)
                                     ------------    ------------    ------------    ------------   -------------   -------------
 Total net premiums
  (redemptions)....................    15,714,595      12,095,193       9,074,727      76,721,726     175,584,648     230,195,254
 Net portfolio transfers...........    11,316,930      21,636,526      (1,050,289)    (41,624,400)   (144,125,333)   (209,452,023)
 Net other transfers...............   (13,447,775)     (8,811,574)     (6,327,311)    (21,898,761)    (19,899,736)    (87,904,587)
                                     ------------    ------------    ------------    ------------   -------------   -------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................    13,583,750      24,920,145       1,697,127      13,198,565      11,559,579     (67,161,356)
                                     ------------    ------------    ------------    ------------   -------------   -------------
NET CHANGE IN NET ASSETS...........    23,186,841      32,389,635       7,236,224      14,084,199      14,502,086     (63,149,625)
NET ASSETS -- BEGINNING OF
 PERIOD............................   114,095,979      81,706,344      74,470,120      98,617,019      84,114,933     147,264,558
                                     ------------    ------------    ------------    ------------   -------------   -------------
NET ASSETS -- END OF PERIOD........  $137,282,820    $114,095,979    $ 81,706,344    $112,701,218   $  98,617,019   $  84,114,933
                                     ============    ============    ============    ============   =============   =============

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                                        ZENITH FUND
-------------------------------------------------------------------------------------------
            MFS TOTAL RETURN PORTFOLIO             HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
    ------------------------------------------   ------------------------------------------
                   AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 7,571,101    $13,299,631    $ 1,132,800    $   (466,607)  $   (103,520)  $  (259,625)
        687,033        (18,326)       (42,829)      3,813,413         26,315       (23,066)
    (12,621,080)   (16,406,840)    (3,979,194)    (15,327,523)    16,647,698     7,704,271
    ------------   ------------   -----------    ------------   ------------   -----------
     (4,362,946)    (3,125,535)    (2,889,223)    (11,980,717)    16,570,493     7,421,580
    ------------   ------------   -----------    ------------   ------------   -----------
     11,019,716     10,244,678     10,169,186      21,761,800     12,235,298     6,884,739
     (3,005,418)    (2,836,810)    (3,369,050)     (5,167,843)    (2,702,206)   (1,424,090)
    ------------   ------------   -----------    ------------   ------------   -----------
      8,014,298      7,407,868      6,800,136      16,593,957      9,533,092     5,460,649
      2,047,593      3,235,428     (1,102,701)     23,836,746     34,392,616        19,759
     (6,659,290)    (5,371,662)    (5,538,911)    (12,156,751)    (6,740,000)   (2,474,562)
    ------------   ------------   -----------    ------------   ------------   -----------
      3,402,601      5,271,634        158,524      28,273,952     37,185,708     3,005,846
    ------------   ------------   -----------    ------------   ------------   -----------
       (960,345)     2,146,099     (2,730,699)     16,293,235     53,756,201    10,427,426
     69,166,695     67,020,596     69,751,295     101,041,830     47,285,629    36,858,203
    ------------   ------------   -----------    ------------   ------------   -----------
    $68,206,350    $69,166,695    $67,020,596    $117,335,065   $101,041,830   $47,285,629
    ============   ============   ===========    ============   ============   ===========

                                           ZENITH FUND
---  ---------------------------------------------------------------------------------------
           FI STRUCTURED EQUITY PORTFOLIO             LOOMIS SAYLES SMALL CAP PORTFOLIO
     ------------------------------------------   ------------------------------------------
                    AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
     ------------   ------------   ------------   ------------   ------------   ------------
     $   195,420    $   223,731    $ 1,840,472    $   (656,731)  $  9,744,423   $    279,695
       1,899,725       (100,512)       (18,902)      4,513,962         (5,616)       145,497
     (18,712,878)   (14,499,780)    (7,555,204)    (34,940,969)   (23,777,058)     2,636,194
     ------------   ------------   -----------    ------------   ------------   ------------
     (16,617,733)   (14,376,561)    (5,733,634)    (31,083,738)   (14,038,251)     3,061,386
     ------------   ------------   -----------    ------------   ------------   ------------
      14,513,861     17,243,170     17,754,814      25,258,947     27,576,083     22,841,356
      (3,593,368)    (2,453,316)    (2,995,417)     (6,230,888)    (5,230,883)    (6,014,353)
     ------------   ------------   -----------    ------------   ------------   ------------
      10,920,493     14,789,854     14,759,397      19,028,059     22,345,200     16,827,003
      (6,987,198)    (3,228,191)        71,181      (6,918,288)      (897,800)    37,692,753
      (7,859,332)    (8,206,973)    (7,382,003)    (14,581,770)   (13,552,749)    (9,159,901)
     ------------   ------------   -----------    ------------   ------------   ------------
      (3,926,037)     3,354,690      7,448,575      (2,471,999)     7,894,651     45,359,855
     ------------   ------------   -----------    ------------   ------------   ------------
     (20,543,770)   (11,021,871)     1,714,941     (33,555,737)    (6,143,600)    48,421,241
      84,825,136     95,847,007     94,132,066     141,425,398    147,568,998     99,147,757
     ------------   ------------   -----------    ------------   ------------   ------------
     $64,281,366    $84,825,136    $95,847,007    $107,869,661   $141,425,398   $147,568,998
     ============   ============   ===========    ============   ============   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                                           ZENITH FUND
                                     ---------------------------------------------------------------------------------------
                                          LOOMIS SAYLES BALANCED PORTFOLIO              DAVIS VENTURE VALUE PORTFOLIO
                                     ------------------------------------------   ------------------------------------------
                                                    AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
                                       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
                                     ------------   ------------   ------------   ------------   ------------   ------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $   276,488    $   591,253    $  (111,693)   $    664,748   $ 24,228,935   $ (1,440,887)
 Net realized gains (losses) from
  security transactions............   (1,537,528)       (21,371)        79,174       8,638,974        (20,358)      (178,858)
 Change in net unrealized
  (depreciation) appreciation of
  investments......................   (1,288,815)    (1,463,815)      (439,098)    (56,221,915)   (55,778,227)    17,900,696
                                     -----------    -----------    -----------    ------------   ------------   ------------
  Net (decrease) increase in net
   assets resulting from
   operations......................   (2,549,855)      (893,933)      (471,617)    (46,918,193)   (31,569,650)    16,280,951
                                     -----------    -----------    -----------    ------------   ------------   ------------
From capital transactions:
 Net premiums......................    3,924,576      3,491,442      3,706,077      55,135,416     54,072,478     43,590,651
 Redemptions.......................     (907,354)      (754,833)      (541,601)    (11,989,460)    (8,701,548)    (5,733,092)
                                     -----------    -----------    -----------    ------------   ------------   ------------
 Total net premiums
  (redemptions)....................    3,017,222      2,736,609      3,164,476      43,145,956     45,370,930     37,857,559
 Net portfolio transfers...........     (294,928)       919,446       (718,221)     (6,324,654)    29,927,924     52,137,520
 Net other transfers...............   (2,446,226)    (1,818,811)    (1,960,922)    (29,734,062)   (26,694,975)   (18,286,851)
                                     -----------    -----------    -----------    ------------   ------------   ------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................      276,068      1,837,244        485,333       7,087,240     48,603,879     71,708,228
                                     -----------    -----------    -----------    ------------   ------------   ------------
NET CHANGE IN NET ASSETS...........   (2,273,787)       943,311         13,716     (39,830,953)    17,034,229     87,989,179
NET ASSETS -- BEGINNING OF
 PERIOD............................   17,810,454     16,867,143     16,853,427     269,021,738    251,987,509    163,998,330
                                     -----------    -----------    -----------    ------------   ------------   ------------
NET ASSETS -- END OF PERIOD........  $15,536,667    $17,810,454    $16,867,143    $229,190,785   $269,021,738   $251,987,509
                                     ===========    ===========    ===========    ============   ============   ============

                                                    ZENITH FUND
                                     ------------------------------------------
                                           ALGER EQUITY GROWTH PORTFOLIO
                                     ------------------------------------------
                                                    AS RESTATED    AS RESTATED
                                       FOR THE        FOR THE        FOR THE
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                         2002         2001(A)        2000(A)
                                     ------------   ------------   ------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $ (1,346,954)  $ 15,883,967   $  1,325,439
 Net realized gains (losses) from
  security transactions............     3,186,557     (3,900,025)       416,391
 Change in net unrealized
  (depreciation) appreciation of
  investments......................   (92,753,612)   (51,416,836)   (52,833,134)
                                     ------------   ------------   ------------
  Net (decrease) increase in net
   assets resulting from
   operations......................   (90,914,009)   (39,432,894)   (51,091,304)
                                     ------------   ------------   ------------
From capital transactions:
 Net premiums......................    55,603,488     64,300,826     62,510,597
 Redemptions.......................   (10,450,731)    (9,853,730)    (8,077,469)
                                     ------------   ------------   ------------
 Total net premiums
  (redemptions)....................    45,152,757     54,447,096     54,433,128
 Net portfolio transfers...........   (23,278,546)     2,175,648     85,404,643
 Net other transfers...............   (26,675,457)   (47,284,621)   (12,234,592)
                                     ------------   ------------   ------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................    (4,801,246)     9,338,123    127,603,179
                                     ------------   ------------   ------------
NET CHANGE IN NET ASSETS...........   (95,715,255)   (30,094,771)    76,511,875
NET ASSETS -- BEGINNING OF
 PERIOD............................   270,826,609    300,921,380    224,409,505
                                     ------------   ------------   ------------
NET ASSETS -- END OF PERIOD........  $175,111,354   $270,826,609   $300,921,380
                                     ============   ============   ============

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                                        ZENITH FUND
-------------------------------------------------------------------------------------------
                                                      SALOMON BROTHERS STRATEGIC BOND
    SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO            OPPORTUNITIES PORTFOLIO
    ------------------------------------------   ------------------------------------------
                   AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
      FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
    ------------   ------------   ------------   ------------   ------------   ------------
     $   40,330      $ 42,961       $ (7,636)     $   73,896     $   83,037     $  (10,241)
          7,689            86            148         (26,212)           340          5,936
         24,678         4,160         76,520          52,240        (18,408)        66,382
     ----------      --------       --------      ----------     ----------     ----------
         72,697        47,207         69,032          99,924         64,969         62,077
     ----------      --------       --------      ----------     ----------     ----------
             --            --             --              --             --             --
             --       (10,706)         1,550          (1,175)       (36,313)        (2,827)
     ----------      --------       --------      ----------     ----------     ----------
             --       (10,706)         1,550          (1,175)       (36,313)        (2,827)
             --        28,413        (56,167)        (71,648)       102,007        (76,915)
        349,796       (13,093)       (12,498)         (9,413)       (14,087)       (11,393)
     ----------      --------       --------      ----------     ----------     ----------
        349,796         4,614        (67,115)        (82,236)        51,607        (91,135)
     ----------      --------       --------      ----------     ----------     ----------
        422,493        51,821          1,917          17,688        116,576        (29,058)
        852,295       800,474        798,557       1,206,341      1,089,765      1,118,823
     ----------      --------       --------      ----------     ----------     ----------
     $1,274,788      $852,295       $800,474      $1,224,029     $1,206,341     $1,089,765
     ==========      ========       ========      ==========     ==========     ==========

                                           ZENITH FUND
---  ---------------------------------------------------------------------------------------

           MFS INVESTORS TRUST PORTFOLIO               MFS RESEARCH MANAGERS PORTFOLIO
     ------------------------------------------   ------------------------------------------
                    AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
       FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
     ------------   ------------   ------------   ------------   ------------   ------------
     $    (4,802)    $   (7,499)    $  (12,646)   $   (45,423)   $    47,580    $   (38,697)
        (398,792)       (11,947)        (1,002)    (2,345,654)      (277,116)        60,137
        (679,536)      (702,670)       (20,733)      (643,921)    (3,572,735)    (1,262,543)
     -----------     ----------     ----------    -----------    -----------    -----------
      (1,083,130)      (722,116)       (34,381)    (3,034,998)    (3,802,271)    (1,241,103)
     -----------     ----------     ----------    -----------    -----------    -----------
       1,261,160      1,104,466        511,027      2,848,128      3,666,773      1,389,537
         (82,430)       (45,776)       (37,853)      (474,981)      (467,089)      (130,905)
     -----------     ----------     ----------    -----------    -----------    -----------
       1,178,730      1,058,690        473,174      2,373,147      3,199,684      1,258,632
          60,503      1,339,007      2,126,907     (2,014,769)     1,144,285     11,980,716
        (552,026)      (352,993)         6,998     (1,488,777)      (666,033)       (17,899)
     -----------     ----------     ----------    -----------    -----------    -----------
         687,207      2,044,704      2,607,079     (1,130,399)     3,677,936     13,221,449
     -----------     ----------     ----------    -----------    -----------    -----------
        (395,923)     1,322,588      2,572,698     (4,165,397)      (124,335)    11,980,346
       4,686,904      3,364,316        791,618     12,797,852     12,922,187        941,841
     -----------     ----------     ----------    -----------    -----------    -----------
     $ 4,290,981     $4,686,904     $3,364,316    $ 8,632,455    $12,797,852    $12,922,187
     ===========     ==========     ==========    ===========    ===========    ===========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                      ZENITH FUND                   METROPOLITAN FUND
                                     --------------   ----------------------------------------------
                                       FI MID CAP
                                     OPPORTUNITIES               JANUS MID CAP PORTFOLIO
                                       PORTFOLIO      ----------------------------------------------
                                     --------------                    AS RESTATED     AS RESTATED
                                     FOR THE PERIOD    FOR THE YEAR    FOR THE YEAR   FOR THE PERIOD
                                     MAY 1, 2002 TO       ENDED           ENDED       MAY 1, 2000 TO
                                      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                          2002             2002          2001(A)         2000(A)
                                     --------------   --------------   ------------   --------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......     $   (62)       $   (135,700)   $  (161,569)    $  1,294,505
 Net realized gains (losses) from
  security transactions............         186         (12,257,869)      (417,064)         764,362
 Change in net unrealized
  (depreciation) appreciation of
  investments......................       1,330           3,466,757    (11,300,813)     (11,653,506)
                                        -------        ------------    ------------    ------------
  Net (decrease) increase in net
   assets resulting from
   operations......................       1,454          (8,926,812)   (11,879,446)      (9,594,639)
                                        -------        ------------    ------------    ------------
From capital transactions:
 Net premiums......................      11,358           9,276,903     10,576,777        2,953,055
 Redemptions.......................          --          (1,042,710)      (677,625)        (129,838)
                                        -------        ------------    ------------    ------------
 Total net premiums
  (redemptions)....................      11,358           8,234,193      9,899,152        2,823,217
 Net portfolio transfers...........      25,547          (3,222,513)     9,477,069       31,992,287
 Net other transfers...............      (9,465)         (3,318,501)    (3,392,964)        (261,059)
                                        -------        ------------    ------------    ------------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................      27,440           1,693,179     15,983,257       34,554,445
                                        -------        ------------    ------------    ------------
NET CHANGE IN NET ASSETS...........      28,894          (7,233,633)     4,103,811       24,959,806
NET ASSETS -- BEGINNING OF
 PERIOD............................          --          29,063,617     24,959,806               --
                                        -------        ------------    ------------    ------------
NET ASSETS -- END OF PERIOD........     $28,894        $ 21,829,984    $29,063,617     $ 24,959,806
                                        =======        ============    ============    ============

                                                  METROPOLITAN FUND
                                     --------------------------------------------

                                          PUTNAM LARGE CAP GROWTH PORTFOLIO
                                     --------------------------------------------
                                                    AS RESTATED     AS RESTATED
                                     FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                        ENDED          ENDED       MAY 1, 2000 TO
                                     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                         2002         2001(A)         2000(A)
                                     ------------   ------------   --------------
(DECREASE) INCREASE IN NET ASSETS
From operations:
 Net investment (loss) income......  $   (33,891)   $   (36,744)    $   (10,822)
 Net realized gains (losses) from
  security transactions............   (2,630,379)      (249,945)          4,567
 Change in net unrealized
  (depreciation) appreciation of
  investments......................      539,725     (2,008,286)     (1,227,677)
                                     -----------    -----------     -----------
  Net (decrease) increase in net
   assets resulting from
   operations......................   (2,124,545)    (2,294,975)     (1,233,932)
                                     -----------    -----------     -----------
From capital transactions:
 Net premiums......................    2,550,638      2,041,506         672,516
 Redemptions.......................     (178,950)      (125,346)         (9,823)
                                     -----------    -----------     -----------
 Total net premiums
  (redemptions)....................    2,371,688      1,916,160         662,693
 Net portfolio transfers...........     (563,705)     2,813,031       5,876,190
 Net other transfers...............     (922,093)      (418,889)       (222,138)
                                     -----------    -----------     -----------
  Net (decrease) increase in net
   assets resulting from capital
   transactions....................      885,890      4,310,302       6,316,745
                                     -----------    -----------     -----------
NET CHANGE IN NET ASSETS...........   (1,238,655)     2,015,327       5,082,813
NET ASSETS -- BEGINNING OF
 PERIOD............................    7,098,140      5,082,813              --
                                     -----------    -----------     -----------
NET ASSETS -- END OF PERIOD........  $ 5,859,485    $ 7,098,140     $ 5,082,813
                                     ===========    ===========     ===========

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                                                      METROPOLITAN FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    STATE STREET RESEARCH
            RUSSELL 2000 INDEX PORTFOLIO              PUTNAM INTERNATIONAL STOCK PORTFOLIO            AURORA PORTFOLIO
    --------------------------------------------   ------------------------------------------   -----------------------------
                   AS RESTATED     AS RESTATED                    AS RESTATED    AS RESTATED                    AS RESTATED
      FOR THE        FOR THE      FOR THE PERIOD     FOR THE        FOR THE        FOR THE        FOR THE      FOR THE PERIOD
     YEAR ENDED     YEAR ENDED    MAY 1, 2000 TO    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    MAY 1, 2001 TO
    DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2002         2001(A)         2000(A)           2002         2001(A)        2000(A)          2002          2001(A)
    ------------   ------------   --------------   ------------   ------------   ------------   ------------   --------------
    $     6,866     $  (12,915)     $  300,710     $    54,623    $   627,602    $   229,374    $    12,029     $   (33,101)
       (563,915)       (22,652)         22,026        (449,822)      (115,753)        (3,434)      (643,247)         (9,118)
     (1,042,793)       337,385        (642,986)     (4,539,403)    (5,013,560)    (3,060,509)    (7,624,022)        617,685
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
     (1,599,842)       301,818        (320,250)     (4,934,602)    (4,501,711)    (2,834,569)    (8,255,240)        575,466
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
      1,919,451      1,367,109         219,502       6,406,193      5,579,942      4,407,045      8,662,181       1,478,099
       (264,112)      (136,116)         (2,726)       (893,212)      (696,941)      (451,800)    (1,385,821)       (167,176)
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
      1,655,339      1,230,993         216,776       5,512,981      4,883,001      3,955,245      7,276,360       1,310,923
      2,006,579      2,704,989       1,935,622       3,553,221      5,403,726      4,157,319     18,104,292      15,717,971
       (821,225)      (466,334)        336,988      (1,595,963)    (1,735,387)    (4,564,340)    (3,298,409)       (629,917)
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
      2,840,693      3,469,648       2,489,386       7,470,239      8,551,340      3,548,224     22,082,243      16,398,977
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
      1,240,851      3,771,466       2,169,136       2,535,637      4,049,629        713,655     13,827,003      16,974,443
      5,940,602      2,169,136              --      22,924,128     18,874,499     18,160,844     16,974,443              --
    -----------     ----------      ----------     -----------    -----------    -----------    -----------     -----------
    $ 7,181,453     $5,940,602      $2,169,136     $25,459,765    $22,924,128    $18,874,499    $30,801,446     $16,974,443
    ===========     ==========      ==========     ===========    ===========    ===========    ===========     ===========

                 METROPOLITAN FUND
---  ------------------------------------------

           METLIFE STOCK INDEX PORTFOLIO
     ------------------------------------------
                    AS RESTATED    AS RESTATED
       FOR THE        FOR THE        FOR THE
      YEAR ENDED     YEAR ENDED     YEAR ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2002         2001(A)        2000(A)
     ------------   ------------   ------------
     $  1,916,746   $  6,039,934   $ (1,201,336)
       (5,805,619)    26,752,426       (203,449)
      (42,875,959)   (59,509,369)   (18,851,825)
     ------------   ------------   ------------
      (46,764,832)   (26,717,009)   (20,256,610)
     ------------   ------------   ------------
       37,063,908     39,801,654     39,147,722
       (8,271,246)    (6,513,787)    (6,515,817)
     ------------   ------------   ------------
       28,792,662     33,287,867     32,631,905
       (6,187,606)    15,241,914     21,601,786
      (18,597,608)   (18,044,521)   (19,367,314)
     ------------   ------------   ------------
        4,007,448     30,485,260     34,866,377
     ------------   ------------   ------------
      (42,757,384)     3,768,251     14,609,767
      201,126,796    197,358,545    182,748,778
     ------------   ------------   ------------
     $158,369,412   $201,126,796   $197,358,545
     ============   ============   ============

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                              ------------------------------------------------------------------------------------------------
                                                                     METROPOLITAN FUND
                                LEHMAN BROTHERS AGGREGATE           MORGAN STANLEY EAFE                METLIFE MID CAP
                                   BOND INDEX PORTFOLIO               INDEX PORTFOLIO               STOCK INDEX PORTFOLIO
                              ------------------------------   ------------------------------   ------------------------------
                                               AS RESTATED                      AS RESTATED                      AS RESTATED
                                FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
                               YEAR ENDED      MAY 1, 2001      YEAR ENDED      MAY 1, 2001      YEAR ENDED      MAY 1, 2001
                              DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                  2002           2001(A)           2002           2001(A)           2002           2001(A)
                              ------------   ---------------   ------------   ---------------   ------------   ---------------
(DECREASE) INCREASE IN NET
 ASSETS
From operations:
 Net investment (loss)
  income....................  $   226,726      $   (6,116)      $   (1,300)      $   (591)       $   (5,354)     $   (1,777)
 Net realized gains (losses)
  from security
  transactions..............       85,942             822          (48,380)            16           (54,202)             26
 Change in net unrealized
  (depreciation)
  appreciation of
  investments...............    1,000,240          44,782         (155,310)        (4,182)         (478,537)         44,502
                              -----------      ----------       ----------       --------        ----------      ----------
  Net (decrease) increase in
   net assets resulting from
   operations...............    1,312,908          39,488         (204,990)        (4,757)         (538,093)         42,751
                              -----------      ----------       ----------       --------        ----------      ----------
From capital transactions:
 Net premiums...............    2,872,377         384,578          534,654         68,580           843,981         158,146
 Redemptions................     (728,353)        (51,865)         (14,775)       (10,573)          (41,416)         (8,975)
                              -----------      ----------       ----------       --------        ----------      ----------
 Total net premiums
  (redemptions).............    2,144,024         332,713          519,879         58,007           802,565         149,171
 Net portfolio transfers....   14,531,633       4,188,650          996,756        333,025         2,330,476         944,550
 Net other transfers........   (1,140,897)        (73,661)         (85,402)       127,991          (319,196)        (21,020)
                              -----------      ----------       ----------       --------        ----------      ----------
  Net (decrease) increase in
   net assets resulting from
   capital transactions.....   15,534,760       4,447,702        1,431,233        519,023         2,813,845       1,072,701
                              -----------      ----------       ----------       --------        ----------      ----------
NET CHANGE IN NET ASSETS....   16,847,668       4,487,190        1,226,243        514,266         2,275,752       1,115,452
NET ASSETS--BEGINNING OF
 PERIOD.....................    4,487,190              --          514,266             --         1,115,452              --
                              -----------      ----------       ----------       --------        ----------      ----------
NET ASSETS--END OF PERIOD...  $21,334,858      $4,487,190       $1,740,509       $514,266        $3,391,204      $1,115,452
                              ===========      ==========       ==========       ========        ==========      ==========

                              ------------------------------
                                    METROPOLITAN FUND
                                          JANUS
                                     GROWTH PORTFOLIO
                              ------------------------------
                                               AS RESTATED
                                FOR THE      FOR THE PERIOD
                               YEAR ENDED      MAY 1, 2001
                              DECEMBER 31,   TO DECEMBER 31,
                                  2002           2001(A)
                              ------------   ---------------
(DECREASE) INCREASE IN NET
 ASSETS
From operations:
 Net investment (loss)
  income....................   $   (6,201)      $  (1,591)
 Net realized gains (losses)
  from security
  transactions..............      (97,313)           (798)
 Change in net unrealized
  (depreciation)
  appreciation of
  investments...............     (305,291)        (39,685)
                               ----------       ---------
  Net (decrease) increase in
   net assets resulting from
   operations...............     (408,805)        (42,074)
                               ----------       ---------
From capital transactions:
 Net premiums...............      416,795          64,937
 Redemptions................      (36,161)        (26,573)
                               ----------       ---------
 Total net premiums
  (redemptions).............      380,634          38,364
 Net portfolio transfers....      545,333         940,157
 Net other transfers........      (50,462)        (48,875)
                               ----------       ---------
  Net (decrease) increase in
   net assets resulting from
   capital transactions.....      875,505         929,646
                               ----------       ---------
NET CHANGE IN NET ASSETS....      466,700         887,572
NET ASSETS--BEGINNING OF
 PERIOD.....................      887,572              --
                               ----------       ---------
NET ASSETS--END OF PERIOD...   $1,354,272       $ 887,572
                               ==========       =========

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                                         METROPOLITAN FUND                                                AMERICAN FUND
    -------------------------------------------------------------------------------------------   ------------------------------
                           STATE STREET      STATE STREET    NEUBERGER BERMAN       HARRIS
  FRANKLIN TEMPLETON         RESEARCH       RESEARCH LARGE       PARTNERS           OAKMARK
   SMALL CAP GROWTH      INVESTMENT TRUST     CAP VALUE       MID CAP VALUE     LARGE CAP VALUE           AMERICAN FUNDS
      PORTFOLIO             PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO             GROWTH PORTFOLIO
----------------------   ----------------   --------------   ----------------   ---------------   ------------------------------
    FOR THE PERIOD        FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD                     AS RESTATED
     JANUARY 14,           JANUARY 14,          MAY 1,         JANUARY 14,          MAY 1,          FOR THE      FOR THE PERIOD
       2002 TO               2002 TO           2002 TO           2002 TO            2002 TO        YEAR ENDED      MAY 1, 2001
     DECEMBER 31,          DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   TO DECEMBER 31,
         2002                  2002              2002              2002              2002             2002           2001(A)
----------------------   ----------------   --------------   ----------------   ---------------   ------------   ---------------
        $   (3,846)          $   (236)         $  1,234         $   (8,198)       $    5,876      $  (168,810)     $   669,463
           (64,412)            (5,406)           (5,405)           (18,580)          (13,014)      (1,769,305)          (5,360)
          (199,380)           (37,833)          (10,014)          (228,386)          (52,488)      (7,716,831)        (243,374)
        ----------           --------          --------         ----------        ----------      -----------      -----------
          (267,638)           (43,475)          (14,185)          (255,164)          (59,626)      (9,654,946)         420,729
        ----------           --------          --------         ----------        ----------      -----------      -----------
           250,912             90,594            46,427            512,612           388,947       11,414,042        1,979,441
           (19,428)           (13,633)               (9)           (38,899)          (18,954)        (956,522)        (144,984)
        ----------           --------          --------         ----------        ----------      -----------      -----------
           231,484             76,961            46,418            473,713           369,993       10,457,520        1,834,457
         1,468,425            329,748           407,503          3,758,198         1,257,829       25,670,224       19,367,339
          (124,782)           (41,299)              590            (72,582)         (151,560)      (4,057,007)        (431,269)
        ----------           --------          --------         ----------        ----------      -----------      -----------
         1,575,127            365,410           454,511          4,159,329         1,476,262       32,070,737       20,770,527
        ----------           --------          --------         ----------        ----------      -----------      -----------
         1,307,489            321,935           440,326          3,904,165         1,416,636       22,415,791       21,191,256
                --                 --                --                 --                --       21,191,256               --
        ----------           --------          --------         ----------        ----------      -----------      -----------
        $1,307,489           $321,935          $440,326         $3,904,165        $1,416,636      $43,607,047      $21,191,256
        ==========           ========          ========         ==========        ==========      ===========      ===========

                              AMERICAN FUND
     ---------------------------------------------------------------

  F
             AMERICAN FUNDS                   AMERICAN FUNDS
        GROWTH-INCOME PORTFOLIO         GLOBAL SMALL CAP PORTFOLIO
---  ------------------------------   ------------------------------
                      AS RESTATED                      AS RESTATED
       FOR THE      FOR THE PERIOD      FOR THE      FOR THE PERIOD
      YEAR ENDED      MAY 1, 2001      YEAR ENDED      MAY 1, 2001
     DECEMBER 31,   TO DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
         2002           2001(A)           2002           2001(A)
---  ------------   ---------------   ------------   ---------------
     $   180,987      $   219,880     $    11,170      $   15,084
        (667,401)          (4,325)       (190,487)         (4,543)
      (4,433,373)         158,373      (1,204,973)        130,865
     -----------      -----------     -----------      ----------
      (4,919,787)         373,928      (1,384,290)        141,406
     -----------      -----------     -----------      ----------
       8,310,809        1,528,344       1,483,048         199,909
        (756,414)        (143,885)       (149,413)        (18,564)
     -----------      -----------     -----------      ----------
       7,554,395        1,384,459       1,333,635         181,345
      15,559,701       13,853,685       4,687,315       2,120,530
      (2,985,289)        (590,170)       (295,368)       (130,639)
     -----------      -----------     -----------      ----------
      20,128,807       14,647,974       5,725,582       2,171,236
     -----------      -----------     -----------      ----------
      15,209,020       15,021,902       4,341,292       2,312,642
      15,021,902               --       2,312,642              --
     -----------      -----------     -----------      ----------
     $30,230,922      $15,021,902     $ 6,653,934      $2,312,642
     ===========      ===========     ===========      ==========

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                                   FIDELITY FUND
                              ---------------------------------------------------------------------------------------
                                             FIDELITY VIP                                 FIDELITY VIP
                                       EQUITY-INCOME PORTFOLIO                         OVERSEAS PORTFOLIO
                              ------------------------------------------   ------------------------------------------
                                             AS RESTATED    AS RESTATED                   AS RESTATED    AS RESTATED
                                FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                               YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2002         2001(A)        2000(A)          2002         2001(A)        2000(A)
                              ------------   ------------   ------------   ------------   ------------   ------------
(DECREASE) INCREASE IN NET
 ASSETS
From operations:
 Net investment (loss)
  income....................  $  5,403,035   $ 10,100,355   $ 12,340,033   $    173,336   $ 23,618,658   $ 15,049,428
 Net realized gains (losses)
  from security
  transactions..............     5,466,327         (2,881)      (452,602)    (2,238,040)   (23,051,827)        27,078
 Change in net unrealized
  (depreciation)
  appreciation of
  investments...............   (40,377,303)   (20,180,653)        89,353    (21,574,452)   (34,163,623)   (55,495,585)
                              ------------   ------------   ------------   ------------   ------------   ------------
  Net (decrease) increase in
   net assets resulting from
   operations...............   (29,507,941)   (10,083,179)    11,976,784    (23,639,156)   (33,596,792)   (40,419,079)
                              ------------   ------------   ------------   ------------   ------------   ------------
From capital transactions:
 Net premiums...............    22,531,776     23,566,426     24,790,229     20,344,954     22,864,761     45,688,246
 Redemptions................   (16,315,552)    (6,104,089)    (6,663,965)    (5,241,284)    (5,059,804)    (5,164,811)
                              ------------   ------------   ------------   ------------   ------------   ------------
 Total net premiums
  (redemptions).............     6,216,224     17,462,337     18,126,264     15,103,670     17,804,957     40,523,435
 Net portfolio transfers....    (3,318,658)     1,729,692    (10,695,232)    (6,490,242)    (2,729,062)    19,044,295
 Net other transfers........   (14,275,115)   (14,881,838)   (12,338,265)    (5,955,817)   (69,264,627)   (36,838,204)
                              ------------   ------------   ------------   ------------   ------------   ------------
  Net (decrease) increase in
   net assets resulting from
   capital transactions.....   (11,377,549)     4,310,191     (4,907,233)     2,657,611    (54,188,732)    96,405,934
                              ------------   ------------   ------------   ------------   ------------   ------------
NET CHANGE IN NET ASSETS....   (40,885,490)    (5,772,988)     7,069,551    (20,981,545)   (87,785,524)    55,986,855
NET ASSETS--BEGINNING OF
 PERIOD.....................   168,899,230    174,672,218    167,602,667    106,603,901    194,389,425    138,402,570
                              ------------   ------------   ------------   ------------   ------------   ------------
NET ASSETS--END OF PERIOD...  $128,013,740   $168,899,230   $174,672,218   $ 85,622,356   $106,603,901   $194,389,425
                              ============   ============   ============   ============   ============   ============

                                            FIDELITY FUND
                              ------------------------------------------
                                             FIDELITY VIP
                                        HIGH INCOME PORTFOLIO
                              ------------------------------------------
                                             AS RESTATED    AS RESTATED
                                FOR THE        FOR THE        FOR THE
                               YEAR ENDED     YEAR ENDED     YEAR ENDED
                              DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                  2002         2001(A)        2000(A)
                              ------------   ------------   ------------
(DECREASE) INCREASE IN NET
 ASSETS
From operations:
 Net investment (loss)
  income....................  $ 1,483,708    $ 1,663,913    $   903,229
 Net realized gains (losses)
  from security
  transactions..............   (5,162,418)      (408,150)       261,479
 Change in net unrealized
  (depreciation)
  appreciation of
  investments...............    4,578,778     (2,905,218)    (5,088,040)
                              -----------    -----------    -----------
  Net (decrease) increase in
   net assets resulting from
   operations...............      900,068     (1,649,455)    (3,923,332)
                              -----------    -----------    -----------
From capital transactions:
 Net premiums...............    3,813,957      3,376,955      3,195,995
 Redemptions................     (898,196)      (398,080)      (712,532)
                              -----------    -----------    -----------
 Total net premiums
  (redemptions).............    2,915,761      2,978,875      2,483,463
 Net portfolio transfers....    1,990,409      3,183,382        658,505
 Net other transfers........   (2,434,319)    (2,217,026)    (1,091,144)
                              -----------    -----------    -----------
  Net (decrease) increase in
   net assets resulting from
   capital transactions.....    2,471,851      3,945,231      2,050,824
                              -----------    -----------    -----------
NET CHANGE IN NET ASSETS....    3,371,919      2,295,776     (1,872,508)
NET ASSETS--BEGINNING OF
 PERIOD.....................   15,289,204     12,993,428     14,865,936
                              -----------    -----------    -----------
NET ASSETS--END OF PERIOD...  $18,661,123    $15,289,204    $12,993,428
                              ===========    ===========    ===========

(a) As restated, see Note 6 to Financial Statements.

                       See Notes to Financial Statements

                FIDELITY FUND                                             MET INVESTORS FUND
----------------------------------------------   ---------------------------------------------------------------------
                                                                                                           MET/AIM
                                                   MFS MID CAP          PIMCO             PIMCO            MID CAP
                   FIDELITY VIP                      GROWTH         TOTAL RETURN       INNOVATION        CORE EQUITY
             ASSET MANAGER PORTFOLIO                PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
    ------------------------------------------   ---------------   ---------------   ---------------   ---------------
                   AS RESTATED    AS RESTATED    FOR THE PERIOD                      FOR THE PERIOD
    FOR THE          FOR THE        FOR THE        JANUARY 14,     FOR THE PERIOD      JANUARY 14,     FOR THE PERIOD
   YEAR ENDED       YEAR ENDED     YEAR ENDED        2002 TO       MAY 1, 2002 TO        2002 TO         MAY 1, 2002
  DECEMBER 31,     DECEMBER 31,   DECEMBER 31,    DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     TO DECEMBER 31,
      2002           2001(A)        2000(A)           2002              2002              2002              2002
----------------   ------------   ------------   ---------------   ---------------   ---------------   ---------------
    $   531,971    $   745,211    $ 1,356,920      $    3,615       $    (55,100)       $  (1,032)        $   (449)
       (432,857)       (35,169)        16,825        (132,297)            29,320         (177,812)          (1,711)
     (1,776,281)    (1,423,225)    (2,075,320)       (445,589)           343,965          (20,265)         (13,932)
    -----------    -----------    -----------      ----------       ------------        ---------         --------
     (1,677,167)      (713,183)      (701,575)       (574,271)           318,185         (199,109)         (16,092)
    -----------    -----------    -----------      ----------       ------------        ---------         --------
      3,351,209      3,516,423      2,631,829         286,665          1,153,449          131,808           82,277
       (755,893)      (842,300)      (743,365)        (23,104)          (135,966)            (148)          (8,039)
    -----------    -----------    -----------      ----------       ------------        ---------         --------
      2,595,316      2,674,123      1,888,464         263,561          1,017,483          131,660           74,238
        364,022      1,595,619      2,389,044       2,082,432         10,385,033          414,579          635,542
     (2,303,855)    (1,447,196)    (1,867,050)       (177,662)          (174,901)         (51,389)           9,162
    -----------    -----------    -----------      ----------       ------------        ---------         --------
        655,483      2,822,546      2,410,458       2,168,331         11,227,615          494,850          718,942
    -----------    -----------    -----------      ----------       ------------        ---------         --------
     (1,021,684)     2,109,363      1,708,883       1,594,060         11,545,800          295,741          702,850
     16,951,498     14,842,135     13,133,252              --                 --               --               --
    -----------    -----------    -----------      ----------       ------------        ---------         --------
    $15,929,814    $16,951,498    $14,842,135      $1,594,060       $ 11,545,800        $ 295,741         $702,850
    ===========    ===========    ===========      ==========       ============        =========         ========

               MET INVESTORS FUND
---  ---------------------------------------
         MET/AIM       STATE STREET RESEARCH
        SMALL CAP          CONCENTRATED
         GROWTH            INTERNATIONAL
        PORTFOLIO            PORTFOLIO
     ---------------   ---------------------

     FOR THE PERIOD       FOR THE PERIOD
       MAY 1, 2002          MAY 1, 2002
     TO DECEMBER 31,      TO DECEMBER 31,
          2002                 2002
---  ---------------   ---------------------
       $   (2,314)            $   (14)
          (12,284)               (277)
          (81,133)               (756)
       ----------             -------
          (95,731)             (1,047)
       ----------             -------
          198,445               7,235
          (10,244)                 --
       ----------             -------
          188,201               7,235
        1,044,610              24,381
           (6,753)               (298)
       ----------             -------
        1,226,058              31,318
       ----------             -------
        1,130,327              30,271
               --                  --
       ----------             -------
       $1,130,327             $30,271
       ==========             =======

                       See Notes to Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 2002

1. BUSINESS. New England Variable Life Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on January 31, 1983 to support NELICO's operations with respect to certain variable life contracts ("Contracts"). NELICO is an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account was registered as a unit investment trust on June 8, 1983 under the Investment Company Act of 1940, as amended. It was established in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Separate Account presently consists of forty-three sub-accounts that support various variable life insurance policies.

The Separate Account is divided into sub-accounts invested in shares of the corresponding portfolios, series or funds of the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the American Funds Insurance Series (the "American Fund"), the Fidelity Variable Insurance Products Funds (the "Fidelity Fund") and the Met Investors Series Trust (the "Met Investors Fund"), collectively, (the "Funds"). For convenience, the portfolios, series and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business NELICO may conduct.

ZENITH FUND:
  Zenith Equity Portfolio
  State Street Research Bond Income Portfolio
  State Street Research Money Market Portfolio
  MFS Total Return Portfolio
  Harris Oakmark Focused Value Portfolio
  FI Structured Equity Portfolio
  Loomis Sayles Small Cap Portfolio
  Loomis Sayles Balanced Portfolio
  Davis Venture Value Portfolio
  Alger Equity Growth Portfolio
  Salomon Brothers U.S. Government Portfolio
  Salomon Brothers Strategic Bond Opportunities Portfolio
  MFS Investors Trust Portfolio
  MFS Research Managers Portfolio
  FI Mid Cap Opportunities Portfolio(d)

METROPOLITAN FUND:
  Janus Mid Cap Portfolio(a)
  Putnam Large Cap Growth Portfolio(a)
  Russell 2000 Index Portfolio(a)
  Putnam International Stock Portfolio
  State Street Research Aurora Portfolio(b)
  MetLife Stock Index Portfolio
  Lehman Brothers Aggregate Bond Index Portfolio(b)
  Morgan Stanley EAFE Index Portfolio(b)
  MetLife Mid Cap Stock Index Portfolio(b)

METROPOLITAN FUND (CONTINUED):
  Janus Growth Portfolio(b)
  Franklin Templeton Small Cap Growth Portfolio(c)
  State Street Research Investment Trust Portfolio(c)
  State Street Research Large Cap Value Portfolio(d)
  Neuberger Berman Partners Mid Cap Value Portfolio(c)
  Harris Oakmark Large Cap Value Portfolio(d)

AMERICAN FUND:
  American Funds Growth Portfolio(b)
  American Funds Growth-Income Portfolio(b)
  American Funds Global Small Cap Portfolio(b)

FIDELITY FUND:
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Asset Manager Portfolio

MET INVESTORS FUND:
  MFS Mid Cap Growth Portfolio(c)
  PIMCO Total Return Portfolio(d)
  PIMCO Innovation Portfolio(c)
  Met/AIM Mid Cap Core Equity Portfolio(d)
  Met/AIM Small Cap Growth Portfolio(d)
  State Street Research Concentrated International Portfolio(d)

(a) On May 1, 2000, operations commenced for the three new sub-accounts added to the Separate Account on that date: Janus Mid Cap Portfolio, Putnam Large Cap Growth Portfolio and Russell 2000 Index Portfolio.

(b) On May 1, 2001, operations commenced for the eight new sub-accounts added to the Separate Account on that date: State Street Research Aurora Portfolio, Lehman Brothers Aggregate Bond Index Portfolio, Morgan

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

    Stanley EAFE Index Portfolio, MetLife Mid Cap Stock Index Portfolio, Janus Growth Portfolio, American Funds Growth Portfolio, American Funds Growth-Income Portfolio and American Funds Global Small Cap Portfolio.

(c) On January 14, 2002, operations commenced for five new sub-accounts added to the Separate Account on that date: Franklin Templeton Small Cap Growth Portfolio, State Street Research Investment Trust Portfolio, Neuberger Berman Partners Mid Cap Value Portfolio, MFS Mid Cap Growth Portfolio and PIMCO Innovation Portfolio.

(d) On May 1, 2002, operations commenced for the seven new sub-accounts added to the Separate Account on that date: FI Mid Cap Opportunities Portfolio, State Street Research Large Cap Value Portfolio, Harris Oakmark Large Cap Value Portfolio, PIMCO Total Return Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/AIM Small Cap Growth Portfolio, and State Street Research Concentrated International Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES. The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.

A. VALUATION OF INVESTMENTS. Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

B. SECURITY TRANSACTIONS. Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

C. FEDERAL INCOME TAXES. The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

D. NET PREMIUMS. NELICO deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, NELICO also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

E. USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

F. RECLASSIFICATION. Certain reclassifications have been made to the financial statements for prior periods to conform to the current year's presentation.

G. PORTFOLIO AND OTHER TRANSFERS. Transfers among the sub-accounts are presented under the caption net portfolio transfers. Cost of insurance charges, policy loan activity, benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES. NELICO charges the Separate Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Separate Account from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Under some versions of the policies, the charge is assessed daily against the Separate Account assets, and under others it is deducted monthly from policy cash values. The rate of the charge varies by policy version.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS. The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

                                                              PURCHASES     SALES
                                                              ---------    --------
                                                                 (IN THOUSANDS)
ZENITH FUND:
  Zenith Equity Portfolio...................................  $ 34,277     $ 94,190
  State Street Research Bond Income Portfolio...............    34,872       15,255
  State Street Research Money Market Portfolio..............    59,625       45,773
  MFS Total Return Portfolio................................    19,108        7,872
  Harris Oakmark Focused Value Portfolio....................    39,125       10,990
  FI Structured Equity Portfolio............................     8,443       12,194
  Loomis Sayles Small Cap Portfolio.........................    13,399       16,496
  Loomis Sayles Balanced Portfolio..........................     3,830        3,266
  Davis Venture Value Portfolio.............................    37,258       29,441
  Alger Equity Growth Portfolio.............................    27,253       33,886
  Salomon Brothers U.S. Government Series Portfolio.........       560          158
  Salomon Brothers Strategic Bond Opportunities Portfolio...       120          118
  MFS Investors Trust Portfolio.............................     1,775        1,089
  MFS Research Managers Portfolio...........................     1,680        2,814
  FI Mid Cap Opportunities Portfolio........................        43           15
METROPOLITAN FUND:
  Janus Mid Cap Portfolio...................................     6,644        5,139
  Putnam Large Cap Growth Portfolio.........................     2,982        2,136
  Russell 2000 Index Portfolio..............................     4,359        1,491
  Putnam International Stock Portfolio......................     8,871        1,110
  State Street Research Aurora Portfolio....................    25,411        3,040
  MetLife Stock Index Portfolio.............................    28,000       21,816
  Lehman Brothers Aggregate Bond Index Portfolio............    17,374        1,419
  Morgan Stanley EAFE Index Portfolio.......................     1,923          477
  MetLife Mid Cap Stock Index Portfolio.....................     3,602          763
  Janus Growth Portfolio....................................     1,081          200
  Franklin Templeton Small Cap Growth Portfolio.............     1,843          260
  State Street Research Investment Trust Portfolio..........       418           50
  State Street Research Large Cap Value Portfolio...........       477           17
  Neuberger Berman Partners Mid Cap Value Portfolio.........     4,430          243
  Harris Oakmark Large Cap Value Portfolio..................     1,565           70
AMERICAN FUND:
  American Funds Growth Portfolio...........................    34,782        2,502
  American Funds Growth-Income Portfolio....................    22,970        2,466
  American Funds Global Small Cap Portfolio.................     6,664          867
FIDELITY FUND:
  Fidelity VIP Equity-Income Portfolio......................    19,811       25,382
  Fidelity VIP Overseas Portfolio...........................    13,295        9,737
  Fidelity VIP High Income Portfolio........................     7,651        3,831
  Fidelity VIP Asset Manager Portfolio......................     3,992        2,708
MET INVESTORS FUND:
  MFS Mid Cap Growth Portfolio..............................     2,498          312
  PIMCO Total Return Portfolio..............................    11,987          708
  PIMCO Innovation Portfolio................................       756          260
  Met/AIM Mid Cap Core Equity Portfolio.....................       737           12
  Met/AIM Small Cap Growth Portfolio........................     1,288           54
  State Street Research Concentrated International
    Portfolio...............................................        34            2
                                                              --------     --------
    Total...................................................  $516,813     $360,629
                                                              ========     ========

                      (This page intentionally left blank)

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. FINANCIAL HIGHLIGHTS. The following table is a summary of total returns, expenses as a percentage of average net assets, excluding expenses for the underlying funds, and the investment income ratio to average net assets, for each of the two years in the period ended December 31, 2002 or lesser time period if applicable. The table shows the ranges of total returns of the sub-accounts for all variable life insurance policies investing in the Separate Account. The total return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy. These figures do not reflect charges deducted from the premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies.

                                                                      ZENITH FUND
                                     -----------------------------------------------------------------------------
                                                           STATE STREET        STATE STREET
                                                             RESEARCH            RESEARCH
                                       ZENITH EQUITY        BOND INCOME        MONEY MARKET          MFS TOTAL
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO       RETURN PORTFOLIO
                                     -----------------   -----------------   -----------------   -----------------
2002
Net Assets (In Thousands)..........  $         622,855   $         137,283   $         112,701   $          68,206
Investment Income Ratio to Average
 Net Assets(1).....................               0.36%               4.74%               1.34%              11.66%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
Total Return(3)....................  -22.63% to -21.93%      7.48% to 8.45%       .51% to 1.42%    -6.23% to -5.38%
2001
Net Assets (In Thousands)(4).......  $         869,830   $         114,096   $          98,617   $          69,167
Investment Income Ratio to Average
 Net Assets(1).....................               1.51%               7.99%               3.76%              20.17%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
Total Return(3)....................  -17.18% to -16.43%      7.83% to 8.81%      3.04% to 3.98%    -4.67% to -3.80%

                                                  ZENITH FUND
                                     -------------------------------------

                                      HARRIS OAKMARK
                                       FOCUSED VALUE       FI STRUCTURED
                                         PORTFOLIO       EQUITY PORTFOLIO
                                     -----------------   -----------------
2002
Net Assets (In Thousands)..........  $        117,335    $          64,281
Investment Income Ratio to Average
 Net Assets(1).....................              0.21%                0.91%
Expenses as a Percent of Average
 Net Assets(2).....................     0.00% to 0.90%       0.00% to 0.90%
Total Return(3)....................   -9.65% to -8.84%   -20.18% to -19.46%
2001
Net Assets (In Thousands)(4).......  $        101,042    $          84,825
Investment Income Ratio to Average
 Net Assets(1).....................              0.51%                0.90%
Expenses as a Percent of Average
 Net Assets(2).....................     0.00% to 0.90%       0.00% to 0.90%
Total Return(3)....................   26.63% to 27.78%   -14.70% to -13.93%

                                        ZENITH FUND                          METROPOLITAN FUND
                                     -----------------   ---------------------------------------------------------
                                                                                  PUTNAM
                                        FI MID CAP             JANUS               LARGE              RUSSELL
                                       OPPORTUNITIES          MID CAP           CAP GROWTH             2000
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO        INDEX PORTFOLIO
                                     -----------------   -----------------   -----------------   -----------------
2002
Net Assets (In Thousands)..........  $              29   $          21,830   $           5,859   $           7,181
Investment Income Ratio to Average
 Net Assets(1).....................               0.00%               0.00%               0.00%               0.62%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
Total Return(3)....................  -18.95% to -18.10%  -29.63% to -28.99%  -29.55% to -28.91%  -21.18% to -20.46%
2001
Net Assets (In Thousands)(4).......  $              --   $          29,064   $           7,098   $           5,941
Investment Income Ratio to Average
 Net Assets(1).....................                 --                0.00%               0.00%               0.25%
Expenses as a Percent of Average
 Net Assets(2).....................                 --       0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
Total Return(3)....................                 --   -38.23% to -37.54%  -31.45% to -30.82%     -0.04% to 0.87%

                                               METROPOLITAN FUND
                                     --------------------------------------
                                                            STATE STREET
                                           PUTNAM             RESEARCH
                                       INTERNATIONAL           AURORA
                                     STOCK PORTFOLIO(A)       PORTFOLIO
                                     ------------------   -----------------
2002
Net Assets (In Thousands)..........  $          25,460    $          30,801
Investment Income Ratio to Average
 Net Assets(1).....................               0.85%                0.56%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%       0.00% to 0.90%
Total Return(3)....................  -18.23% to -17.49%   -22.02% to -21.32%
2001
Net Assets (In Thousands)(4).......  $          22,924    $          16,974
Investment Income Ratio to Average
 Net Assets(1).....................               3.67%                0.00%
Expenses as a Percent of Average
 Net Assets(2).....................      0.00% to 0.90%       0.00% to 0.90%
Total Return(3)....................  -21.31% to -20.59%       -.60% to 0.00%

(a) On December 1, 2000, the Putnam International Stock Portfolio (which commenced operations on May 1, 1991) was substituted for the Morgan Stanley International Magnum Equity Portfolio, which is no longer available for investment under the contracts. Values before December 1, 2000 reflect the performance of the Morgan Stanley International Equity Portfolio.

(b) On April 27, 2001, the MetLife Stock Index Portfolio (which commenced operations on May 1, 1990) was substituted for the Westpeak Stock Index Portfolio, which is no longer available for investment under the contracts. Values on or before April 27, 2001 reflect performance of the Westpeak Stock Index Portfolio.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense charges. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges for each period indicated.

(3) Each sub-account calculates a daily performance measure called a "unit value," which reflects changes in the underlying fund's net asset value per share, a daily charge against the sub-account for mortality and expense risks, and any dividend or capital gain distributions from the fund. The total return of a sub-account is calculated by taking the difference between the sub-account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period.

(4) As restated, see Note 6 to Financial Statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                       ZENITH FUND
-------------------------------------------------------------------------------------------------------------------------
                                                                                                        SALOMON BROTHERS
      LOOMIS SAYLES       LOOMIS SAYLES                               ALGER         SALOMON BROTHERS     STRATEGIC BOND
        SMALL CAP           BALANCED          DAVIS VENTURE       EQUITY GROWTH      U.S. GOVERNMENT      OPPORTUNITIES
        PORTFOLIO           PORTFOLIO        VALUE PORTFOLIO        PORTFOLIO           PORTFOLIO           PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $         107,870   $          15,537   $         229,191   $         175,111   $          1,275    $          1,224
                 0.11%               2.33%               0.90%               0.00%              3.86%               7.06%
        0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%              0.00%               0.00%
    -22.26% to -21.56%  -14.32% to -13.54%  -17.12% to -16.37%  -33.77% to -33.17%              7.94%               9.61%
    $         141,425   $          17,810   $         269,022   $         270,827   $            852    $          1,206
                 7.37%               4.11%               9.95%               6.20%              6.11%               8.15%
        0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%              0.00%               0.00%
      -9.65% to -8.83%    -5.31% to -4.45%  -11.95% to -11.14%  -12.82% to -12.02%              6.73%               6.82%

                  ZENITH FUND
---  -------------------------------------

                           MFS RESEARCH
       MFS INVESTORS         MANAGERS
      TRUST PORTFOLIO        PORTFOLIO
     -----------------   -----------------
     $           4,291   $           8,632
                  0.45%               0.17%
         0.00% to 0.90%      0.00% to 0.90%
     -20.93% to -20.21%  -24.80% to -24.12%
     $           4,687   $          12,798
                  0.43%               1.00%
         0.00% to 0.90%      0.00% to 0.90%
     -16.69% to -15.93%  -21.67% to -20.95%

                                                    METROPOLITAN FUND
--------------------------------------------------------------------------------------------------------------------------

      METLIFE STOCK      LEHMAN BROTHERS         MORGAN            METLIFE MID                          FRANKLIN TEMPLETON
          INDEX          AGGREGATE BOND       STANLEY EAFE          CAP STOCK         JANUS GROWTH       SMALL CAP GROWTH
      PORTFOLIO(B)       INDEX PORTFOLIO     INDEX PORTFOLIO     INDEX PORTFOLIO        PORTFOLIO           PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------   ------------------
    $         158,369   $         21,335    $           1,741   $           3,391   $           1,354   $           1,307
                 1.69%              2.19%                0.34%               0.34%               0.00%               0.00%
        0.00% to 0.90%     0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
    -23.02% to -22.33%    9.25% to 10.23%   -17.38% to -16.63%  -15.67% to -14.91%  -31.19% to -30.56%  -28.46% to -27.82%
    $         201,127   $          4,487    $             514   $           1,115   $             888   $              --
                 3.68%              0.00%                0.00%               0.00%               0.00%                 --
        0.00% to 0.90%     0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%                 --
    -13.02% to -12.23%     4.18% to 4.81%   -16.69% to -16.19%    -1.45% to -0.85%  -22.27% to -21.80%                 --

               METROPOLITAN FUND
---  -------------------------------------
       STATE STREET        STATE STREET
         RESEARCH         RESEARCH LARGE
     INVESTMENT TRUST        CAP VALUE
         PORTFOLIO           PORTFOLIO
     -----------------   -----------------
     $            322    $             440
                 0.34%                0.91%
        0.00% to 0.90%       0.00% to 0.90%
     -26.80% to -26.13%  -20.44% to -19.96%
     $             --    $              --
                   --                   --
                   --                   --
                   --                   --

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                     METROPOLITAN FUND                         AMERICAN FUND
                                           -------------------------------------   -------------------------------------
                                               NEUBERGER            HARRIS             AMERICAN            AMERICAN
                                            BERMAN PARTNERS         OAKMARK              FUNDS               FUNDS
                                             MID CAP VALUE      LARGE CAP VALUE         GROWTH           GROWTH-INCOME
                                               PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           -----------------   -----------------   -----------------   -----------------
2002
Net Assets (In Thousands)................  $          3,904    $          1,417    $          43,607   $          30,231
Investment Income Ratio to Average Net
 Assets(1)...............................              0.08%               1.16%                0.04%               1.36%
Expenses as a Percent of Average Net
 Assets(2)...............................     0.00% to 0.90%      0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%
Total Return(3)..........................  -10.44% to -9.63%   -17.58% to -17.08%  -25.13% to -24.45%  -19.08% to -18.34%
2001
Net Assets (In Thousands)(4).............  $             --    $             --    $          21,191   $          15,022
Investment Income Ratio to Average Net
 Assets(1)...............................                --                  --                 6.64%               3.29%
Expenses as a Percent of Average Net
 Assets(2)...............................                --                  --        0.00% to 0.90%      0.00% to 0.90%
Total Return(3)..........................                --                  --    -14.64% to -14.12%    -3.30% to -2.52%

                                             AMERICAN FUND                 FIDELITY FUND
                                           -----------------   -------------------------------------
                                               AMERICAN
                                                 FUNDS           FIDELITY VIP        FIDELITY VIP
                                           GLOBAL SMALL CAP      EQUITY-INCOME         OVERSEAS
                                               PORTFOLIO           PORTFOLIO           PORTFOLIO
                                           -----------------   -----------------   -----------------
2002
Net Assets (In Thousands)................  $          6,654    $         128,014   $          85,622
Investment Income Ratio to Average Net
 Assets(1)...............................              0.89%                4.28%               0.81%
Expenses as a Percent of Average Net
 Assets(2)...............................     0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%
Total Return(3)..........................  -19.78% to -19.05%  -17.69% to -16.95%  -20.99% to -20.28%
2001
Net Assets (In Thousands)(4).............  $          2,313    $         168,899   $         106,604
Investment Income Ratio to Average Net
 Assets(1)...............................              1.65%                6.52%              16.20%
Expenses as a Percent of Average Net
 Assets(2)...............................     0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%
Total Return(3)..........................   -8.63% to -8.07%     -5.81% to -4.96%  -21.88% to -21.17%

(a) On December 1, 2000, the Putnam International Stock Portfolio (which commenced operations on May 1, 1991) was substituted for the Morgan Stanley International Magnum Equity Portfolio, which is no longer available for investment under the contracts. Values before December 1, 2000 reflect the performance of the Morgan Stanley International Equity Portfolio.

(b) On April 27, 2001, the MetLife Stock Index Portfolio (which commenced operations on May 1, 1990) was substituted for the Westpeak Stock Index Portfolio, which is no longer available for investment under the contracts. Values on or before April 27, 2001 reflect performance of the Westpeak Stock Index Portfolio.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense charges. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges for each period indicated.

(3) Each sub-account calculates a daily performance measure called a "unit value," which reflects changes in the underlying fund's net asset value per share, a daily charge against the sub-account for mortality and expense risks, and any dividend or capital gain distributions from the fund. The total return of a sub-account is calculated by taking the difference between the sub-account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period.

(4) As restated, see Note 6 to Financial Statements.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                FIDELITY FUND                                            MET INVESTORS FUND
    -------------------------------------   -----------------------------------------------------------------------------
                                                   MFS                                                       MET/AIM
      FIDELITY VIP        FIDELITY VIP           MID CAP              PIMCO               PIMCO              MID CAP
       HIGH INCOME        ASSET MANAGER          GROWTH           TOTAL RETURN         INNOVATION          CORE EQUITY
        PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
    -----------------   -----------------   -----------------   -----------------   -----------------   -----------------
    $          18,661   $          15,930   $           1,594   $          11,546   $             296   $             703
                 9.34%               3.85%               1.19%               0.00%               0.00%               0.24%
        0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%
        2.52% to 3.54%    -9.55% to -8.73%  -44.50% to -43.99%      6.44% to 7.08%  -51.01% to -50.57%  -14.70% to -14.18%
    $          15,289   $          16,951   $              --   $              --   $              --   $              --
                12.44%               5.34%                 --                  --                  --                  --
        0.00% to 0.90%      0.00% to 0.90%                 --                  --                  --                  --
    -12.53% to -11.73%    -4.95% to -4.09%                 --                  --                  --                  --

                MET INVESTORS FUND
     -----------------------------------------
          MET/AIM        STATE STREET RESEARCH
         SMALL CAP           CONCENTRATED
          GROWTH             INTERNATIONAL
         PORTFOLIO             PORTFOLIO
     -----------------   ---------------------
     $           1,130     $              30
                  0.00%                 0.30%
         0.00% to 0.90%        0.00% to 0.90%
     -24.11% to -23.65%    -15.77% to -15.64%
     $              --     $              --
                    --                    --
                    --                    --
                    --                    --

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. RESTATEMENT OF PREVIOUSLY REPORTED FINANCIAL STATEMENTS. Subsequent to the issuance of the Separate Account's 2001 financial statements, management determined amounts previously classified as a liability, included in Due to NELICO, should not have been included. Net other transfers, included in capital transactions, was adjusted to reflect this change. As a result, the statements of changes in net assets for the years ended December 31, 2001 and 2000 have been restated from amounts previously reported to remove such amounts from Due to NELICO. This adjustment had no impact on the statements of operations, share transactions of the sub-accounts or policyholder values. The following table summarizes the effects of the restatement:

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                           ZENITH EQUITY PORTFOLIO
                                     -------------------------------------------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2000             2000
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................  $  (27,190,807)  $  (42,285,091)   $  (59,950,302)  $  (62,072,843)
                                     --------------   --------------    --------------   --------------
NET CHANGE IN NET ASSETS...........    (214,948,701)    (230,042,985)     (123,419,068)    (125,541,609)
NET ASSETS--BEGINNING OF PERIOD....   1,023,284,312    1,099,872,992     1,146,703,380    1,225,414,601
                                     --------------   --------------    --------------   --------------
NET ASSETS--END OF PERIOD..........  $  808,335,611   $  869,830,007    $1,023,284,312   $1,099,872,992
                                     ==============   ==============    ==============   ==============

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                 STATE STREET RESEARCH BOND INCOME PORTFOLIO
                                     -------------------------------------------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2000             2000
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $ 20,630,896     $ 24,920,145      $   657,209       $ 1,697,127
                                      ------------     ------------      -----------       -----------
NET CHANGE IN NET ASSETS...........     28,100,386       32,389,635        6,196,306         7,236,224
NET ASSETS--BEGINNING OF PERIOD....     74,236,713       81,706,344       68,040,407        74,470,120
                                      ------------     ------------      -----------       -----------
NET ASSETS--END OF PERIOD..........   $102,337,099     $114,095,979      $74,236,713       $81,706,344
                                      ============     ============      ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                 ZENITH FUND
    ------------------------------------------------------------------------------------------------------

               STATE STREET RESEARCH MONEY MARKET PORTFOLIO                  MFS TOTAL RETURN PORTFOLIO
    -------------------------------------------------------------------   --------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2001             2001              2000             2000              2001             2001
    --------------   ---------------   --------------   ---------------   --------------   ---------------
    $  11,036,855     $  11,559,579    $ (67,120,401)    $ (67,161,356)    $  4,568,886     $  5,271,634
    -------------     -------------    -------------     -------------     ------------     ------------
       13,979,362        14,502,086      (63,108,670)      (63,149,625)       1,443,351        2,146,099
       73,661,213        84,114,933      136,769,883       147,264,558       61,147,652       67,020,596
    -------------     -------------    -------------     -------------     ------------     ------------
    $  87,640,575     $  98,617,019    $  73,661,213     $  84,114,933     $ 62,591,003     $ 69,166,695
    =============     =============    =============     =============     ============     ============

                                 ZENITH FUND
     -------------------------------------------------------------------
                                          HARRIS OAKMARK FOCUSED VALUE
        MFS TOTAL RETURN PORTFOLIO                 PORTFOLIO
     --------------------------------   --------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2000             2000              2001             2001
     --------------   ---------------   --------------   ---------------
      $  (133,356)      $   158,524      $ 31,556,990     $ 37,185,708
      -----------       -----------      ------------     ------------
       (3,022,579)       (2,730,699)       48,127,483       53,756,201
       64,170,231        69,751,295        42,681,315       47,285,629
      -----------       -----------      ------------     ------------
      $61,147,652       $67,020,596      $ 90,808,798     $101,041,830
      ===========       ===========      ============     ============

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                       HARRIS OAKMARK FOCUSED VALUE
                                                PORTFOLIO                FI STRUCTURED EQUITY PORTFOLIO
                                     --------------------------------   --------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $ 1,766,383       $ 3,005,846      $ (5,268,448)    $  3,354,690
                                      -----------       -----------      ------------     ------------
NET CHANGE IN NET ASSETS...........     9,187,963        10,427,426       (19,645,009)     (11,021,871)
NET ASSETS--BEGINNING OF PERIOD....    33,493,352        36,858,203        95,130,385       95,847,007
                                      -----------       -----------      ------------     ------------
NET ASSETS--END OF PERIOD..........   $42,681,315       $47,285,629      $ 75,485,376     $ 84,825,136
                                      ===========       ===========      ============     ============

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                                            LOOMIS SAYLES SMALL CAP
                                      FI STRUCTURED EQUITY PORTFOLIO               PORTFOLIO
                                     --------------------------------   --------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $15,753,707       $ 7,448,575      $  7,271,183     $  7,894,651
                                      -----------       -----------      ------------     ------------
NET CHANGE IN NET ASSETS...........    10,020,073         1,714,941        (6,767,068)      (6,143,600)
NET ASSETS--BEGINNING OF PERIOD....    85,110,312        94,132,066       132,626,230      147,568,998
                                      -----------       -----------      ------------     ------------
NET ASSETS--END OF PERIOD..........   $95,130,385       $95,847,007      $125,859,162     $141,425,398
                                      ===========       ===========      ============     ============

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                 ZENITH FUND
    ------------------------------------------------------------------------------------------------------
        LOOMIS SAYLES SMALL CAP
               PORTFOLIO                                LOOMIS SAYLES BALANCED PORTFOLIO
    --------------------------------   -------------------------------------------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2000             2000              2001             2001              2000             2000
    --------------   ---------------   --------------   ---------------   --------------   ---------------
     $ 40,512,180     $ 45,359,855      $ 1,452,740       $ 1,837,244      $   201,695       $   485,333
     ------------     ------------      -----------       -----------      -----------       -----------
       43,573,566       48,421,241          558,807           943,311         (269,922)           13,716
       89,052,664       99,147,757       15,019,446        16,867,143       15,289,368        16,853,427
     ------------     ------------      -----------       -----------      -----------       -----------
     $132,626,230     $147,568,998      $15,578,253       $17,810,454      $15,019,446       $16,867,143
     ============     ============      ===========       ===========      ===========       ===========

                                 ZENITH FUND
     -------------------------------------------------------------------

                        DAVIS VENTURE VALUE PORTFOLIO
     -------------------------------------------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2001             2001              2000             2000
     --------------   ---------------   --------------   ---------------
      $ 53,373,170     $ 48,603,879      $ 53,432,164     $ 71,708,228
      ------------     ------------      ------------     ------------
        21,803,520       17,034,229        69,713,115       87,989,179
       216,183,147      251,987,509       146,470,032      163,998,330
      ------------     ------------      ------------     ------------
      $237,986,667     $269,021,738      $216,183,147     $251,987,509
      ============     ============      ============     ============

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                        ALGER EQUITY GROWTH PORTFOLIO
                                     -------------------------------------------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2000             2000
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $  6,731,902     $  9,338,123      $125,328,665     $127,603,179
                                      ------------     ------------      ------------     ------------
NET CHANGE IN NET ASSETS...........    (32,700,992)     (30,094,771)       74,237,361       76,511,875
NET ASSETS--BEGINNING OF PERIOD....    272,882,939      300,921,380       198,645,578      224,409,505
                                      ------------     ------------      ------------     ------------
NET ASSETS--END OF PERIOD..........   $240,181,947     $270,826,609      $272,882,939     $300,921,380
                                      ============     ============      ============     ============

                                                                 ZENITH FUND
                                     -------------------------------------------------------------------
                                                 SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO
                                     -------------------------------------------------------------------
                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2000             2000
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................     $ 24,307         $  4,614          $(72,415)        $(67,115)
                                        --------         --------          --------         --------
NET CHANGE IN NET ASSETS...........       71,514           51,821            (3,383)           1,917
NET ASSETS--BEGINNING OF PERIOD....      753,927          800,474           757,310          798,557
                                        --------         --------          --------         --------
NET ASSETS--END OF PERIOD..........     $825,441         $852,295          $753,927         $800,474
                                        ========         ========          ========         ========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                 ZENITH FUND
    ------------------------------------------------------------------------------------------------------
          SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO          MFS INVESTORS TRUST PORTFOLIO
    -------------------------------------------------------------------   --------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2001             2001              2000             2000              2001             2001
    --------------   ---------------   --------------   ---------------   --------------   ---------------
      $   68,174       $   51,607        $  (87,922)      $  (91,135)       $1,800,092       $2,044,704
      ----------       ----------        ----------       ----------        ----------       ----------
         133,143          116,576           (25,845)         (29,058)        1,077,976        1,322,588
       1,035,189        1,089,765         1,061,034        1,118,823         3,009,703        3,364,316
      ----------       ----------        ----------       ----------        ----------       ----------
      $1,168,332       $1,206,341        $1,035,189       $1,089,765        $4,087,679       $4,686,904
      ==========       ==========        ==========       ==========        ==========       ==========

                                 ZENITH FUND
     -------------------------------------------------------------------
      MFS INVESTORS TRUST PORTFOLIO     MFS RESEARCH MANAGERS PORTFOLIO
     --------------------------------   --------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2000             2000              2001             2001
     --------------   ---------------   --------------   ---------------
       $2,351,246       $2,607,079       $ 3,504,546       $ 3,677,936
       ----------       ----------       -----------       -----------
        2,316,865        2,572,698          (297,725)         (124,335)
          692,838          791,618        11,606,566        12,922,187
       ----------       ----------       -----------       -----------
       $3,009,703       $3,364,316       $11,308,841       $12,797,852
       ==========       ==========       ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                               ZENITH FUND                     METROPOLITAN FUND
                                     --------------------------------   --------------------------------
                                           MFS RESEARCH MANAGER
                                                PORTFOLIO                   JANUS MID CAP PORTFOLIO
                                     --------------------------------   --------------------------------

                                     AS PREVIOUSLY                      AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $12,059,466       $13,221,449      $13,552,665       $15,983,257
                                      -----------       -----------      -----------       -----------
NET CHANGE IN NET ASSETS...........    10,818,363        11,980,346        1,673,219         4,103,811
NET ASSETS--BEGINNING OF PERIOD....       788,203           941,841       23,854,019        24,959,806
                                      -----------       -----------      -----------       -----------
NET ASSETS--END OF PERIOD..........   $11,606,566       $12,922,187      $25,527,238       $29,063,617
                                      ===========       ===========      ===========       ===========

                                                              METROPOLITAN FUND
                                     -------------------------------------------------------------------
                                                                                PUTNAM LARGE CAP
                                         JANUS MID CAP PORTFOLIO                GROWTH PORTFOLIO
                                     --------------------------------   --------------------------------
                                     AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR
                                       THE PERIOD       THE PERIOD      AS PREVIOUSLY
                                      MAY 1, 2000       MAY 1, 2000      REPORTED FOR    AS RESTATED FOR
                                           TO               TO          THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $33,448,658       $34,554,445       $4,035,880       $4,310,302
                                      -----------       -----------       ----------       ----------
NET CHANGE IN NET ASSETS...........    23,854,019        24,959,806        1,740,905        2,015,327
NET ASSETS--BEGINNING OF PERIOD....            --                --        4,495,828        5,082,813
                                      -----------       -----------       ----------       ----------
NET ASSETS--END OF PERIOD..........   $23,854,019       $24,959,806       $6,236,733       $7,098,140
                                      ===========       ===========       ==========       ==========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                              METROPOLITAN FUND
    ------------------------------------------------------------------------------------------------------
            PUTNAM LARGE CAP
            GROWTH PORTFOLIO                              RUSSELL 2000 INDEX PORTFOLIO
    --------------------------------   -------------------------------------------------------------------
    AS PREVIOUSLY                                                         AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR                                       REPORTED FOR    AS RESTATED FOR
      THE PERIOD       THE PERIOD      AS PREVIOUSLY                        THE PERIOD       THE PERIOD
     MAY 1, 2000       MAY 1, 2000      REPORTED FOR    AS RESTATED FOR    MAY 1, 2000       MAY 1, 2000
          TO               TO          THE YEAR ENDED   THE YEAR ENDED          TO               TO
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2000             2000              2001             2001              2000             2000
    --------------   ---------------   --------------   ---------------   --------------   ---------------
      $5,729,760       $6,316,745        $2,754,531       $3,469,648        $2,483,462       $2,489,386
      ----------       ----------        ----------       ----------        ----------       ----------
       4,495,828        5,082,813         3,056,349        3,771,466         2,163,212        2,169,136
              --               --         2,163,212        2,169,136                --               --
      ----------       ----------        ----------       ----------        ----------       ----------
      $4,495,828       $5,082,813        $5,219,561       $5,940,602        $2,163,212       $2,169,136
      ==========       ==========        ==========       ==========        ==========       ==========

                              METROPOLITAN FUND
     -------------------------------------------------------------------

                    PUTNAM INTERNATIONAL STOCK PORTFOLIO
     -------------------------------------------------------------------

     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2001             2001              2000             2000
     --------------   ---------------   --------------   ---------------
      $ 7,331,696       $ 8,551,340      $ 6,003,538       $ 3,548,224
      -----------       -----------      -----------       -----------
        2,829,985         4,049,629        3,168,969           713,655
       19,387,515        18,874,499       16,218,546        18,160,844
      -----------       -----------      -----------       -----------
      $22,217,500       $22,924,128      $19,387,515       $18,874,499
      ===========       ===========      ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                                              METROPOLITAN FUND
                                     -------------------------------------------------------------------
                                       STATE STREET RESEARCH AURORA
                                                PORTFOLIO                METLIFE STOCK INDEX PORTFOLIO
                                     --------------------------------   --------------------------------
                                     AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR
                                       THE PERIOD       THE PERIOD      AS PREVIOUSLY
                                      MAY 1, 2001       MAY 1, 2001      REPORTED FOR    AS RESTATED FOR
                                           TO               TO          THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2001             2001              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $14,594,576       $16,398,977      $ 27,969,894     $ 30,485,260
                                      -----------       -----------      ------------     ------------
NET CHANGE IN NET ASSETS...........    15,170,042        16,974,443         1,252,885        3,768,251
NET ASSETS--BEGINNING OF PERIOD....            --                --       177,006,534      197,358,545
                                      -----------       -----------      ------------     ------------
NET ASSETS--END OF PERIOD..........   $15,170,042       $16,974,443      $178,259,419     $201,126,796
                                      ===========       ===========      ============     ============

                                                              METROPOLITAN FUND
                                     -------------------------------------------------------------------
                                                                           LEHMAN BROTHERS AGGREGATE
                                      METLIFE STOCK INDEX PORTFOLIO           BOND INDEX PORTFOLIO
                                     --------------------------------   --------------------------------
                                                                        AS PREVIOUSLY
                                                                         REPORTED FOR    AS RESTATED FOR
                                     AS PREVIOUSLY                        THE PERIOD       THE PERIOD
                                      REPORTED FOR    AS RESTATED FOR    MAY 1, 2001       MAY 1, 2001
                                     THE YEAR ENDED   THE YEAR ENDED          TO               TO
                                      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                          2000             2000              2001             2001
                                     --------------   ---------------   --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $ 32,741,075     $ 34,866,377       $4,052,821       $4,447,702
                                      ------------     ------------       ----------       ----------
NET CHANGE IN NET ASSETS...........     12,484,465       14,609,767        4,092,309        4,487,190
NET ASSETS--BEGINNING OF PERIOD....    164,522,069      182,748,778               --               --
                                      ------------     ------------       ----------       ----------
NET ASSETS--END OF PERIOD..........   $177,006,534     $197,358,545       $4,092,309       $4,487,190
                                      ============     ============       ==========       ==========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                              METROPOLITAN FUND
    ------------------------------------------------------------------------------------------------------
          MORGAN STANLEY EAFE               METLIFE MID CAP STOCK
            INDEX PORTFOLIO                    INDEX PORTFOLIO                 JANUS GROWTH PORTFOLIO
    --------------------------------   --------------------------------   --------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
      THE PERIOD       THE PERIOD        THE PERIOD       THE PERIOD        THE PERIOD       THE PERIOD
     MAY 1, 2001       MAY 1, 2001      MAY 1, 2001       MAY 1, 2001      MAY 1, 2001       MAY 1, 2001
          TO               TO                TO               TO                TO               TO
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2001             2001              2001             2001              2001             2001
    --------------   ---------------   --------------   ---------------   --------------   ---------------
       $442,025         $519,023         $ 917,382        $1,072,701        $ 831,161         $929,646
       --------         --------         ---------        ----------        ---------         --------
        437,268          514,266           960,133         1,115,452          789,087          887,572
             --               --                --                --               --               --
       --------         --------         ---------        ----------        ---------         --------
       $437,268         $514,266         $ 960,133        $1,115,452        $ 789,087         $887,572
       ========         ========         =========        ==========        =========         ========

                                AMERICAN FUND
     -------------------------------------------------------------------
                                                 AMERICAN FUNDS
     AMERICAN FUNDS GROWTH PORTFOLIO        GROWTH-INCOME PORTFOLIO
     --------------------------------   --------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
       THE PERIOD       THE PERIOD        THE PERIOD       THE PERIOD
      MAY 1, 2001       MAY 1, 2001      MAY 1, 2001       MAY 1, 2001
           TO               TO                TO               TO
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2001             2001              2001             2001
     --------------   ---------------   --------------   ---------------
      $18,415,248       $20,770,527      $12,844,132       $14,647,974
      -----------       -----------      -----------       -----------
       18,835,977        21,191,256       13,218,060        15,021,902
               --                --               --                --
      -----------       -----------      -----------       -----------
      $18,835,977       $21,191,256      $13,218,060       $15,021,902
      ===========       ===========      ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                              AMERICAN FUND                                   FIDELITY FUND
                                     -------------------------------  --------------------------------------------------------------
                                       AMERICAN FUNDS GLOBAL SMALL
                                              CAP PORTFOLIO                        FIDELITY VIP EQUITY-INCOME PORTFOLIO
                                     -------------------------------  --------------------------------------------------------------
                                     AS PREVIOUSLY
                                      REPORTED FOR   AS RESTATED FOR
                                       THE PERIOD      THE PERIOD     AS PREVIOUSLY                   AS PREVIOUSLY
                                      MAY 1, 2001      MAY 1, 2001     REPORTED FOR  AS RESTATED FOR   REPORTED FOR  AS RESTATED FOR
                                           TO              TO         THE YEAR ENDED THE YEAR ENDED   THE YEAR ENDED THE YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,     DECEMBER 31,   DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                          2001            2001             2001           2001             2000           2000
                                     --------------  ---------------  -------------- ---------------  -------------- ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................    $1,928,132      $2,171,236      $  5,360,389   $  4,310,191     $ (7,005,291)  $ (4,907,233)
                                       ----------      ----------      ------------   ------------     ------------   ------------
NET CHANGE IN NET ASSETS...........     2,069,538       2,312,642        (4,722,790)    (5,772,988)       4,971,493      7,069,551
NET ASSETS--BEGINNING OF PERIOD....            --              --       157,030,403    174,672,218      152,058,910    167,602,667
                                       ----------      ----------      ------------   ------------     ------------   ------------
NET ASSETS--END OF PERIOD..........    $2,069,538      $2,312,642      $152,307,613   $168,899,230     $157,030,403   $174,672,218
                                       ==========      ==========      ============   ============     ============   ============

                                              FIDELITY FUND
                                     --------------------------------

                                     FIDELITY VIP OVERSEAS PORTFOLIO
                                     --------------------------------

                                     AS PREVIOUSLY
                                      REPORTED FOR    AS RESTATED FOR
                                     THE YEAR ENDED   THE YEAR ENDED
                                      DECEMBER 31,     DECEMBER 31,
                                          2001             2001
                                     --------------   ---------------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM CAPITAL
 TRANSACTIONS......................   $(49,676,942)    $(54,188,732)
                                      ------------     ------------
NET CHANGE IN NET ASSETS...........    (83,273,734)     (87,785,524)
NET ASSETS--BEGINNING OF PERIOD....    183,248,954      194,389,425
                                      ------------     ------------
NET ASSETS--END OF PERIOD..........   $ 99,975,220     $106,603,901
                                      ============     ============

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

                                                FIDELITY FUND
    ------------------------------------------------------------------------------------------------------
    FIDELITY VIP OVERSEAS PORTFOLIO                    FIDELITY VIP HIGH INCOME PORTFOLIO
    --------------------------------   -------------------------------------------------------------------
    AS PREVIOUSLY                      AS PREVIOUSLY                      AS PREVIOUSLY
     REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
     DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
         2000             2000              2001             2001              2000             2000
    --------------   ---------------   --------------   ---------------   --------------   ---------------
     $ 97,329,641     $ 96,405,934      $ 3,327,381       $ 3,945,231      $ 2,074,967       $ 2,050,824
     ------------     ------------      -----------       -----------      -----------       -----------
       56,910,562       55,986,855        1,677,926         2,295,776       (1,848,365)       (1,872,508)
      126,338,392      138,402,570       11,632,558        12,993,428       13,480,923        14,865,936
     ------------     ------------      -----------       -----------      -----------       -----------
     $183,248,954     $194,389,425      $13,310,484       $15,289,204      $11,632,558       $12,993,428
     ============     ============      ===========       ===========      ===========       ===========

                                FIDELITY FUND
     -------------------------------------------------------------------
                    FIDELITY VIP ASSET MANAGER PORTFOLIO
     -------------------------------------------------------------------
     AS PREVIOUSLY                      AS PREVIOUSLY
      REPORTED FOR    AS RESTATED FOR    REPORTED FOR    AS RESTATED FOR
     THE YEAR ENDED   THE YEAR ENDED    THE YEAR ENDED   THE YEAR ENDED
      DECEMBER 31,     DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
          2001             2001              2000             2000
     --------------   ---------------   --------------   ---------------
      $ 2,322,255       $ 2,822,546      $ 2,151,661       $ 2,410,458
      -----------       -----------      -----------       -----------
        1,609,072         2,109,363        1,450,086         1,708,883
       13,220,267        14,842,135       11,770,181        13,133,252
      -----------       -----------      -----------       -----------
      $14,829,339       $16,951,498      $13,220,267       $14,842,135
      ===========       ===========      ===========       ===========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                                         METROPOLITAN FUND
                                     -----------------------------------------------------------------------------------------
                                                    STATE STREET   STATE STREET       MFS
                                        ZENITH        RESEARCH       RESEARCH        TOTAL      HARRIS OAKMARK   FI STRUCTURED
                                        EQUITY      BOND INCOME    MONEY MARKET     RETURN      FOCUSED VALUE       EQUITY
                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
                                     ------------   ------------   ------------   -----------   --------------   -------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND
Zenith Equity Portfolio (2,278,113
 Shares; cost $908,364,474)........  $676,804,633   $         --   $        --    $        --    $         --     $        --
State Street Research Bond Income
 Portfolio (1,289,109 Shares; cost
 $140,525,548).....................            --    147,512,696            --             --              --              --
State Street Research Money Market
 Portfolio (1,116,663 Shares; cost
 $111,666,181).....................            --             --   111,666,294             --              --              --
MFS Total Return Portfolio (605,229
 Shares; cost $95,700,349).........            --             --            --     77,166,678              --              --
Harris Oakmark Focused Value
 Portfolio (718,120 Shares; cost
 $118,115,033).....................            --             --            --             --     136,342,245              --
FI Structured Equity Portfolio
 (500,841 Shares; cost
 $93,078,903)......................            --             --            --             --              --      67,934,108
Loomis Sayles Small Cap Portfolio
 (772,814 Shares; cost
 $135,791,991).....................            --             --            --             --              --              --
Loomis Sayles Balanced Portfolio
 (1,509,647 Shares; cost
 $19,718,926)......................            --             --            --             --              --              --
Davis Venture Value Portfolio
 (12,042,456 Shares; cost
 $290,361,222).....................            --             --            --             --              --              --
Alger Equity Growth Portfolio
 (12,589,225 Shares; cost
 $313,481,751).....................            --             --            --             --              --              --
Salomon Brothers U.S. Government
 Portfolio (97,381 Shares; cost
 $1,161,154).......................            --             --            --             --              --              --
Salomon Brothers Strategic Bond
 Opportunities Portfolio (121,452
 Shares; cost $1,445,777)..........            --             --            --             --              --              --
MFS Investors Trust Portfolio
 (679,359 Shares; cost
 $5,809,430).......................            --             --            --             --              --              --
MFS Research Managers Portfolio
 (1,238,010 Shares; cost
 $12,727,400)......................            --             --            --             --              --              --
FI Mid Cap Opportunities Portfolio
 (52,070 Shares; cost $465,434)....            --             --            --             --              --              --
Janus Mid Cap Portfolio (2,156,222
 Shares; cost $37,046,604).........            --             --            --             --              --              --
Met/Putnam Voyager Portfolio
 (1,740,858 Shares; cost
 $8,027,417).......................            --             --            --             --              --              --
Russell 2000 Index Portfolio
 (1,027,300 Shares; cost
 $9,661,954).......................            --             --            --             --              --              --
Putnam International Stock
 Portfolio (3,719,959 Shares; cost
 $37,171,011)......................            --             --            --             --              --              --
State Street Research Aurora
 Portfolio (3,054,294 Shares; cost
 $40,168,895)......................            --             --            --             --              --              --
                                     ------------   ------------   ------------   -----------    ------------     -----------
Total investments..................   676,804,633    147,512,696   111,666,294     77,166,678     136,342,245      67,934,108
Cash and Accounts Receivable.......            --             --        68,215             --              --              --
                                     ------------   ------------   ------------   -----------    ------------     -----------
Total assets.......................   676,804,633    147,512,696   111,734,509     77,166,678     136,342,245      67,934,108
LIABILITIES:
Due to New England Life Insurance
 Company...........................     4,376,703      1,268,250     1,210,521        609,700       1,324,904         622,296
                                     ------------   ------------   ------------   -----------    ------------     -----------
NET ASSETS.........................  $672,427,930   $146,244,446   $110,523,988   $76,556,978    $135,017,341     $67,311,812
                                     ============   ============   ============   ===========    ============     ===========

                                           METROPOLITAN FUND
                                     -----------------------------

                                     LOOMIS SAYLES   LOOMIS SAYLES
                                       SMALL CAP       BALANCED
                                       PORTFOLIO       PORTFOLIO
                                     -------------   -------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND
Zenith Equity Portfolio (2,278,113
 Shares; cost $908,364,474)........  $         --     $        --
State Street Research Bond Income
 Portfolio (1,289,109 Shares; cost
 $140,525,548).....................            --              --
State Street Research Money Market
 Portfolio (1,116,663 Shares; cost
 $111,666,181).....................            --              --
MFS Total Return Portfolio (605,229
 Shares; cost $95,700,349).........            --              --
Harris Oakmark Focused Value
 Portfolio (718,120 Shares; cost
 $118,115,033).....................            --              --
FI Structured Equity Portfolio
 (500,841 Shares; cost
 $93,078,903)......................            --              --
Loomis Sayles Small Cap Portfolio
 (772,814 Shares; cost
 $135,791,991).....................   122,545,115              --
Loomis Sayles Balanced Portfolio
 (1,509,647 Shares; cost
 $19,718,926)......................            --      16,772,181
Davis Venture Value Portfolio
 (12,042,456 Shares; cost
 $290,361,222).....................            --              --
Alger Equity Growth Portfolio
 (12,589,225 Shares; cost
 $313,481,751).....................            --              --
Salomon Brothers U.S. Government
 Portfolio (97,381 Shares; cost
 $1,161,154).......................            --              --
Salomon Brothers Strategic Bond
 Opportunities Portfolio (121,452
 Shares; cost $1,445,777)..........            --              --
MFS Investors Trust Portfolio
 (679,359 Shares; cost
 $5,809,430).......................            --              --
MFS Research Managers Portfolio
 (1,238,010 Shares; cost
 $12,727,400)......................            --              --
FI Mid Cap Opportunities Portfolio
 (52,070 Shares; cost $465,434)....            --              --
Janus Mid Cap Portfolio (2,156,222
 Shares; cost $37,046,604).........            --              --
Met/Putnam Voyager Portfolio
 (1,740,858 Shares; cost
 $8,027,417).......................            --              --
Russell 2000 Index Portfolio
 (1,027,300 Shares; cost
 $9,661,954).......................            --              --
Putnam International Stock
 Portfolio (3,719,959 Shares; cost
 $37,171,011)......................            --              --
State Street Research Aurora
 Portfolio (3,054,294 Shares; cost
 $40,168,895)......................            --              --
                                     ------------     -----------
Total investments..................   122,545,115      16,772,181
Cash and Accounts Receivable.......            --              --
                                     ------------     -----------
Total assets.......................   122,545,115      16,772,181
LIABILITIES:
Due to New England Life Insurance
 Company...........................     1,165,127         211,655
                                     ------------     -----------
NET ASSETS.........................  $121,379,988     $16,560,526
                                     ============     ===========

             See Notes to Unaudited Condensed Financial Statements

                                                      METROPOLITAN FUND
------------------------------------------------------------------------------------------------------------------------------
        DAVIS          ALGER                          SALOMON BROTHERS      MFS          MFS
       VENTURE         EQUITY      SALOMON BROTHERS    STRATEGIC BOND    INVESTORS     RESEARCH     FI MID CAP        JANUS
        VALUE          GROWTH      U.S. GOVERNMENT     OPPORTUNITIES       TRUST       MANAGERS    OPPORTUNITIES     MID CAP
      PORTFOLIO      PORTFOLIO        PORTFOLIO          PORTFOLIO       PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
     ------------   ------------   ----------------   ----------------   ----------   ----------   -------------   -----------
     $         --   $         --      $       --         $       --      $       --   $       --     $     --      $        --
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
      260,598,752             --              --                 --              --           --           --               --
               --    203,567,766              --                 --              --           --           --               --
               --             --       1,201,687                 --              --           --           --               --
               --             --              --          1,484,143              --           --           --               --
               --             --              --                 --       5,020,461           --           --               --
               --             --              --                 --              --    9,272,696           --               --
               --             --              --                 --              --           --      506,637               --
               --             --              --                 --              --           --           --       25,896,228
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
               --             --              --                 --              --           --           --               --
     ------------   ------------      ----------         ----------      ----------   ----------     --------      -----------
      260,598,752    203,567,766       1,201,687          1,484,143       5,020,461    9,272,696      506,637       25,896,228
               --             --           2,244              2,773              --           --           --               --
     ------------   ------------      ----------         ----------      ----------   ----------     --------      -----------
      260,598,752    203,567,766       1,203,931          1,486,916       5,020,461    9,272,696      506,637       25,896,228
        2,593,546      2,212,436              --                 --         165,885      158,106        2,587          372,323
     ------------   ------------      ----------         ----------      ----------   ----------     --------      -----------
     $258,005,206   $201,355,330      $1,203,931         $1,486,916      $4,854,576   $9,114,590     $504,050      $25,523,905
     ============   ============      ==========         ==========      ==========   ==========     ========      ===========

                       METROPOLITAN FUND
---  ------------------------------------------------------
                   RUSSELL        PUTNAM       STATE STREET
     MET/PUTNAM      2000      INTERNATIONAL     RESEARCH
      VOYAGER       INDEX          STOCK          AURORA
     PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO
     ----------   ----------   -------------   ------------
     $      --    $       --    $        --    $        --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
            --            --             --             --
     6,998,247            --             --             --
            --     9,862,080             --             --
            --            --     30,540,863             --
            --            --             --     38,453,556
     ----------   ----------    -----------    -----------
     6,998,247     9,862,080     30,540,863     38,453,556
            --            --             --             --
     ----------   ----------    -----------    -----------
     6,998,247     9,862,080     30,540,863     38,453,556
       150,251       167,875        405,223        544,370
     ----------   ----------    -----------    -----------
     $6,847,996   $9,694,205    $30,135,640    $37,909,186
     ==========   ==========    ===========    ===========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                                     METROPOLITAN FUND
                                     ---------------------------------------------------------------------------------
                                                      LEHMAN                                  FRANKLIN    STATE STREET
                                                     BROTHERS       MORGAN     METLIFE MID   TEMPLETON      RESEARCH
                                       METLIFE       AGGREGATE     STANLEY      CAP STOCK    SMALL CAP     INVESTMENT
                                     STOCK INDEX    BOND INDEX    EAFE INDEX      INDEX        GROWTH        TRUST
                                      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                                     ------------   -----------   ----------   -----------   ----------   ------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND (CONTINUED)
MetLife Stock Index Portfolio
 (6,890,796 Shares; cost
 $214,493,949).....................  $176,542,196   $        --   $      --    $       --    $       --     $     --
Lehman Brothers Aggregate Bond
 Index Portfolio (2,497,517 Shares;
 cost $26,921,927).................            --    27,322,841          --            --            --           --
Morgan Stanley EAFE Index Portfolio
 (433,609 Shares; cost
 $3,297,986).......................            --            --   3,373,474            --            --           --
MetLife Mid Cap Stock Index
 Portfolio (447,163 Shares; cost
 $4,324,828).......................            --            --          --     4,422,442            --           --
Franklin Templeton Small Cap Growth
 Portfolio (251,164 Shares; cost
 $1,715,733).......................            --            --          --            --     1,851,080           --
State Street Research Investment
 Trust Portfolio (25,605 Shares;
 cost $525,364)....................            --            --          --            --            --      547,944
State Street Research Large Cap
 Value Portfolio (145,423 Shares;
 cost $1,184,928)..................            --            --          --            --            --           --
Neuberger Berman Partners Mid Cap
 Value Portfolio (387,675 Shares;
 cost $5,104,773)..................            --            --          --            --            --           --
Harris Oakmark Large Cap Value
 Portfolio (336,559 Shares; cost
 $3,279,312).......................            --            --          --            --            --           --
AMERICAN FUND
American Funds Growth Portfolio
 (1,684,425 Shares; cost
 $64,013,842)......................            --            --          --            --            --           --
American Funds Growth-Income
 Portfolio (1,524,381 Shares; cost
 $43,132,278)......................            --            --          --            --            --           --
American Funds Global Small Cap
 Portfolio (873,726 Shares; cost
 $9,239,790).......................            --            --          --            --            --           --
FIDELITY FUND
Fidelity VIP Equity-Income
 Portfolio (6,999,687 Shares; cost
 $146,035,357).....................            --            --          --            --            --           --
Fidelity VIP Overseas Portfolio
 (7,842,357 Shares; cost
 $139,885,919).....................            --            --          --            --            --           --
Fidelity VIP High Income Portfolio
 (4,119,599 Shares; cost
 $26,868,196)......................            --            --          --            --            --           --
Fidelity VIP Asset Manager
 Portfolio (1,316,049 Shares; cost
 $19,722,014)......................            --            --          --            --            --           --
MET INVESTORS FUND
T. Rowe Price Mid Cap Growth
 Portfolio (455,433 Shares; cost
 $2,493,350).......................            --            --          --            --            --           --
PIMCO Total Return Portfolio
 (1,937,355 Shares; cost
 $21,848,030)......................            --            --          --            --            --           --
PIMCO Innovation Portfolio (357,545
 Shares; cost $1,270,863)..........            --            --          --            --            --           --
Met/AIM Mid Cap Core Equity
 Portfolio (146,430 Shares; cost
 $1,455,060).......................            --            --          --            --            --           --
Met/AIM Small Cap Growth Portfolio
 (209,723 Shares; cost
 $1,872,171).......................            --            --          --            --            --           --
Harris Oakmark International
 Portfolio (76,529 Shares; cost
 $694,297).........................            --            --          --            --            --           --
Janus Aggressive Growth Portfolio
 (284,746 Shares; cost
 $1,607,971).......................            --            --          --            --            --           --
                                     ------------   -----------   ----------   ----------    ----------     --------
Total investments..................   176,542,196    27,322,841   3,373,474     4,422,442     1,851,080      547,944
Cash and Accounts Receivable.......            --            --          --            --            --           --
                                     ------------   -----------   ----------   ----------    ----------     --------
Total assets.......................   176,542,196    27,322,841   3,373,474     4,422,442     1,851,080      547,944
LIABILITIES:
Due to New England Life Insurance
 Company...........................     1,724,694       301,897      92,084        68,267        69,893       17,116
                                     ------------   -----------   ----------   ----------    ----------     --------
NET ASSETS.........................  $174,817,502   $27,020,944   $3,281,390   $4,354,175    $1,781,187     $530,828
                                     ============   ===========   ==========   ==========    ==========     ========

                                                  METROPOLITAN FUND
                                     -------------------------------------------
                                     STATE STREET                       HARRIS
                                       RESEARCH        NEUBERGER       OAKMARK
                                      LARGE CAP     BERMAN PARTNERS   LARGE CAP
                                        VALUE        MID CAP VALUE      VALUE
                                      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                     ------------   ---------------   ----------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN FUND (CONTINUED)
MetLife Stock Index Portfolio
 (6,890,796 Shares; cost
 $214,493,949).....................   $       --      $       --      $       --
Lehman Brothers Aggregate Bond
 Index Portfolio (2,497,517 Shares;
 cost $26,921,927).................           --              --              --
Morgan Stanley EAFE Index Portfolio
 (433,609 Shares; cost
 $3,297,986).......................           --              --              --
MetLife Mid Cap Stock Index
 Portfolio (447,163 Shares; cost
 $4,324,828).......................           --              --              --
Franklin Templeton Small Cap Growth
 Portfolio (251,164 Shares; cost
 $1,715,733).......................           --              --              --
State Street Research Investment
 Trust Portfolio (25,605 Shares;
 cost $525,364)....................           --              --              --
State Street Research Large Cap
 Value Portfolio (145,423 Shares;
 cost $1,184,928)..................    1,318,991              --              --
Neuberger Berman Partners Mid Cap
 Value Portfolio (387,675 Shares;
 cost $5,104,773)..................           --       5,524,367              --
Harris Oakmark Large Cap Value
 Portfolio (336,559 Shares; cost
 $3,279,312).......................           --              --       3,644,930
AMERICAN FUND
American Funds Growth Portfolio
 (1,684,425 Shares; cost
 $64,013,842)......................           --              --              --
American Funds Growth-Income
 Portfolio (1,524,381 Shares; cost
 $43,132,278)......................           --              --              --
American Funds Global Small Cap
 Portfolio (873,726 Shares; cost
 $9,239,790).......................           --              --              --
FIDELITY FUND
Fidelity VIP Equity-Income
 Portfolio (6,999,687 Shares; cost
 $146,035,357).....................           --              --              --
Fidelity VIP Overseas Portfolio
 (7,842,357 Shares; cost
 $139,885,919).....................           --              --              --
Fidelity VIP High Income Portfolio
 (4,119,599 Shares; cost
 $26,868,196)......................           --              --              --
Fidelity VIP Asset Manager
 Portfolio (1,316,049 Shares; cost
 $19,722,014)......................           --              --              --
MET INVESTORS FUND
T. Rowe Price Mid Cap Growth
 Portfolio (455,433 Shares; cost
 $2,493,350).......................           --              --              --
PIMCO Total Return Portfolio
 (1,937,355 Shares; cost
 $21,848,030)......................           --              --              --
PIMCO Innovation Portfolio (357,545
 Shares; cost $1,270,863)..........           --              --              --
Met/AIM Mid Cap Core Equity
 Portfolio (146,430 Shares; cost
 $1,455,060).......................           --              --              --
Met/AIM Small Cap Growth Portfolio
 (209,723 Shares; cost
 $1,872,171).......................           --              --              --
Harris Oakmark International
 Portfolio (76,529 Shares; cost
 $694,297).........................           --              --              --
Janus Aggressive Growth Portfolio
 (284,746 Shares; cost
 $1,607,971).......................           --              --              --
                                      ----------      ----------      ----------
Total investments..................    1,318,991       5,524,367       3,644,930
Cash and Accounts Receivable.......           --              --              --
                                      ----------      ----------      ----------
Total assets.......................    1,318,991       5,524,367       3,644,930
LIABILITIES:
Due to New England Life Insurance
 Company...........................       26,182         130,345         134,709
                                      ----------      ----------      ----------
NET ASSETS.........................   $1,292,809      $5,394,022      $3,510,221
                                      ==========      ==========      ==========

             See Notes to Unaudited Condensed Financial Statements

                 AMERICAN FUND                                       FIDELITY FUND
    ----------------------------------------   ----------------------------------------------------------
                                   AMERICAN
     AMERICAN       AMERICAN        FUNDS                                     FIDELITY VIP   FIDELITY VIP
       FUNDS          FUNDS         GLOBAL     FIDELITY VIP    FIDELITY VIP       HIGH          ASSET
      GROWTH      GROWTH-INCOME   SMALL CAP    EQUITY-INCOME     OVERSEAS        INCOME        MANAGER
     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
    -----------   -------------   ----------   -------------   ------------   ------------   ------------
             --    $        --    $       --   $         --    $        --    $        --    $        --
    $
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
     66,349,503
                    44,054,598            --             --             --             --             --
             --
                            --     9,479,931             --             --             --             --
             --
                            --            --    137,823,829             --             --             --
             --
                            --            --             --     94,108,279             --             --
             --
                            --            --             --             --     26,365,434             --
             --
                            --            --             --             --             --     17,766,661
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
                            --            --             --             --             --             --
             --
    -----------    -----------    ----------   ------------    -----------    -----------    -----------
     66,349,503     44,054,598     9,479,931    137,823,829     94,108,279     26,365,434     17,766,661
             --             --            --             --             --             --             --
    -----------    -----------    ----------   ------------    -----------    -----------    -----------
     66,349,503     44,054,598     9,479,931    137,823,829     94,108,279     26,365,434     17,766,661
        826,177        648,260       180,019      1,180,052        523,668        322,446        301,168
    -----------    -----------    ----------   ------------    -----------    -----------    -----------
    $65,523,326    $43,406,338    $9,299,912   $136,643,777    $93,584,611    $26,042,988    $17,465,493
    ===========    ===========    ==========   ============    ===========    ===========    ===========

                                            MET INVESTORS FUND
     -------------------------------------------------------------------------------------------------

     T. ROWE PRICE                                 MET/AIM      MET/AIM        HARRIS         JANUS
        MID CAP         PIMCO         PIMCO        MID CAP     SMALL CAP       OAKMARK      AGGRESSIVE
        GROWTH       TOTAL RETURN   INNOVATION   CORE EQUITY     GROWTH     INTERNATIONAL     GROWTH
       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
     -------------   ------------   ----------   -----------   ----------   -------------   ----------
      $       --     $        --    $      --    $       --    $       --     $     --      $       --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
              --              --           --            --            --           --              --
       2,486,667              --           --            --            --           --              --
              --      22,841,421           --            --            --           --              --
              --              --    1,340,793            --            --           --              --
              --              --           --     1,593,161            --           --              --
              --              --           --            --     2,109,814           --              --
              --              --           --            --            --      746,924              --
              --              --           --            --            --           --       1,728,409
      ----------     -----------    ----------   ----------    ----------     --------      ----------
       2,486,667      22,841,421    1,340,793     1,593,161     2,109,814      746,924       1,728,409
              --              --      247,028            --            --           --              --
      ----------     -----------    ----------   ----------    ----------     --------      ----------
       2,486,667      22,841,421    1,587,821     1,593,161     2,109,814      746,924       1,728,409
         122,383         244,200           --        80,707        98,829       16,639          69,621
      ----------     -----------    ----------   ----------    ----------     --------      ----------
      $2,364,284     $22,597,221    $1,587,821   $1,512,454    $2,010,985     $730,285      $1,658,788
      ==========     ===========    ==========   ==========    ==========     ========      ==========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                                          METROPOLITAN FUND
                                    ---------------------------------------------------------------------------------------------
                                                   STATE STREET    STATE STREET
                                      ZENITH         RESEARCH        RESEARCH          MFS         HARRIS OAKMARK   FI STRUCTURED
                                      EQUITY       BOND INCOME     MONEY MARKET    TOTAL RETURN    FOCUSED VALUE       EQUITY
                                     PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                    -----------    ------------    ------------    ------------    --------------   -------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends......................    $ 1,820,842     $4,545,688       $529,880       $1,034,967      $   194,451      $   506,851
 Expenses.......................      1,919,827        430,168        289,111          219,829          360,955          212,718
                                    -----------     ----------       --------       ----------      -----------      -----------
Net investment (loss) income....        (98,985)     4,115,520        240,769          815,138         (166,504)         294,133
                                    -----------     ----------       --------       ----------      -----------      -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions..........     (7,786,841)       492,357             --         (307,082)         999,338       (1,631,441)
Change in net unrealized
 appreciation (depreciation) of
 investments for the period.....     84,279,831      1,741,236             --        4,873,073       13,532,910        7,056,923
                                    -----------     ----------       --------       ----------      -----------      -----------
Net realized and unrealized
 gains (losses) on
 investments....................     76,492,990      2,233,593             --        4,565,991       14,532,248        5,425,482
                                    -----------     ----------       --------       ----------      -----------      -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS......    $76,394,005     $6,349,113       $240,769       $5,381,129      $14,365,744      $ 5,719,615
                                    ===========     ==========       ========       ==========      ===========      ===========

             See Notes to Unaudited Condensed Financial Statements

                                             METROPOLITAN FUND
-----------------------------------------------------------------------------------------------------------
      LOOMIS        LOOMIS        DAVIS                                        SALOMON BROTHERS      MFS
      SAYLES        SAYLES       VENTURE     ALGER EQUITY   SALOMON BROTHERS    STRATEGIC BOND    INVESTORS
     SMALL CAP     BALANCED       VALUE         GROWTH      U.S. GOVERNMENT     OPPORTUNITIES       TRUST
     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO        PORTFOLIO          PORTFOLIO       PORTFOLIO
    -----------   ----------   -----------   ------------   ----------------   ----------------   ---------
    $        --   $  492,235   $   962,168   $   113,475        $21,915            $ 29,958       $  14,939
        356,842       52,590       741,176       587,329             --               7,003          12,377
    -----------   ----------   -----------   -----------        -------            --------       ---------
       (356,842)     439,645       220,992      (473,854)        21,915              22,955           2,562
    -----------   ----------   -----------   -----------        -------            --------       ---------
       (219,247)    (737,938)      983,848    (5,790,135)         8,718                (419)       (212,149)
     15,367,990    1,632,378    25,933,087    34,812,540         (8,003)             92,721         592,399
    -----------   ----------   -----------   -----------        -------            --------       ---------
     15,148,743      894,440    26,916,935    29,022,405            715              92,302         380,250
    -----------   ----------   -----------   -----------        -------            --------       ---------
    $14,791,901   $1,334,085   $27,137,927   $28,548,551        $22,630            $115,257       $ 382,812
    ===========   ==========   ===========   ===========        =======            ========       =========

          METROPOLITAN FUND
---  ---------------------------
         MFS
      RESEARCH      FI MID CAP
      MANAGERS     OPPORTUNITIES
      PORTFOLIO      PORTFOLIO
     -----------   -------------
     $    81,094      $    --
          26,726          653
     -----------      -------
          54,368         (653)
     -----------      -------
      (1,114,164)      24,459
       1,886,203       39,873
     -----------      -------
         772,039       64,332
     -----------      -------
     $   826,407      $63,679
     ===========      =======

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                               METROPOLITAN FUND
                                     ----------------------------------------------------------------------
                                                                                  PUTNAM       STATE STREET
                                        JANUS      MET/PUTNAM   RUSSELL 2000   INTERNATIONAL     RESEARCH
                                       MID CAP      VOYAGER        INDEX           STOCK          AURORA
                                      PORTFOLIO    PORTFOLIO     PORTFOLIO       PORTFOLIO      PORTFOLIO
                                     -----------   ----------   ------------   -------------   ------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................  $        --   $      --     $   61,730     $  208,174      $       --
 Expenses..........................       65,441      16,677         19,619         80,936          89,451
                                     -----------   ----------    ----------     ----------      ----------
Net investment (loss) income.......      (65,441)    (16,677)        42,111        127,238         (89,451)
                                     -----------   ----------    ----------     ----------      ----------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............   (4,987,684)   (943,009)      (240,455)      (589,195)       (767,787)
Change in net unrealized
 appreciation (depreciation) of
 investments for the period........    8,337,186   1,667,068      1,548,520      2,334,896       5,290,998
                                     -----------   ----------    ----------     ----------      ----------
Net realized and unrealized gains
 (losses) on investments...........    3,349,502     724,059      1,308,065      1,745,701       4,523,211
                                     -----------   ----------    ----------     ----------      ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.........  $ 3,284,061   $ 707,382     $1,350,176     $1,872,939      $4,433,760
                                     ===========   ==========    ==========     ==========      ==========

                                           METROPOLITAN FUND
                                     -----------------------------
                                                   LEHMAN BROTHERS
                                       METLIFE        AGGREGATE
                                     STOCK INDEX     BOND INDEX
                                      PORTFOLIO       PORTFOLIO
                                     -----------   ---------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends.........................  $ 3,035,764     $1,454,150
 Expenses..........................      515,138         58,119
                                     -----------     ----------
Net investment (loss) income.......    2,520,626      1,396,031
                                     -----------     ----------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from
 security transactions.............   (4,465,534)       120,982
Change in net unrealized
 appreciation (depreciation) of
 investments for the period........   19,600,122       (644,108)
                                     -----------     ----------
Net realized and unrealized gains
 (losses) on investments...........   15,134,588       (523,126)
                                     -----------     ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.........  $17,655,214     $  872,905
                                     ===========     ==========

             See Notes to Unaudited Condensed Financial Statements

                                                        METROPOLITAN FUND
    --------------------------------------------------------------------------------------------------------------------------
                                          FRANKLIN         STATE STREET      STATE STREET       NEUBERGER
    MORGAN STANLEY   METLIFE MID CAP   TEMPLETON SMALL       RESEARCH       RESEARCH LARGE   BERMAN PARTNERS   HARRIS OAKMARK
      EAFE INDEX       STOCK INDEX       CAP GROWTH      INVESTMENT TRUST     CAP VALUE       MID CAP VALUE    LARGE CAP VALUE
      PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
    --------------   ---------------   ---------------   ----------------   --------------   ---------------   ---------------
       $ 41,271         $ 21,611          $      --          $ 4,032           $  3,427         $  17,255         $     --
          5,209            9,440              3,805              866              2,215            12,793            5,842
       --------         --------          ---------          -------           --------         ---------         --------
         36,062           12,171             (3,805)           3,166              1,212             4,462           (5,842)
       --------         --------          ---------          -------           --------         ---------         --------
        (15,661)         (84,524)          (146,031)          (9,119)            (2,302)         (126,703)         (58,254)
        234,981          531,649            334,727           60,413            144,076           647,979          418,106
       --------         --------          ---------          -------           --------         ---------         --------
        219,320          447,125            188,696           51,294            141,774           521,276          359,852
       --------         --------          ---------          -------           --------         ---------         --------
       $255,382         $459,296          $ 184,891          $54,460           $142,986         $ 525,738         $354,010
       ========         ========          =========          =======           ========         =========         ========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                                                  AMERICAN FUND
                                                                --------------------------------------------------
                                                                                                    AMERICAN FUNDS
                                                                AMERICAN FUNDS    AMERICAN FUNDS        GLOBAL
                                                                    GROWTH        GROWTH-INCOME       SMALL CAP
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                --------------    --------------    --------------
INVESTMENT (LOSS) INCOME:
Income:
 Dividends..................................................     $        --        $   84,116        $   59,233
 Expenses...................................................         137,072            89,797            20,705
                                                                 -----------        ----------        ----------
Net investment (loss) income................................        (137,072)           (5,681)           38,528
                                                                 -----------        ----------        ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (losses) gains from security transactions......        (916,928)         (398,868)              579
Change in net unrealized appreciation (depreciation) of
 investments for the period.................................      10,295,867         5,197,320         1,314,249
                                                                 -----------        ----------        ----------
Net realized and unrealized gains (losses) on investments...       9,378,939         4,798,452         1,314,828
                                                                 -----------        ----------        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $ 9,241,867        $4,792,771        $1,353,356
                                                                 ===========        ==========        ==========

             See Notes to Unaudited Condensed Financial Statements

                         FIDELITY FUND                                                MET INVESTORS FUND
---------------------------------------------------------------   ----------------------------------------------------------
                                                                                                                   MET/AIM
    FIDELITY VIP    FIDELITY VIP   FIDELITY VIP   FIDELITY VIP     T. ROWE PRICE        PIMCO         PIMCO        MID CAP
    EQUITY-INCOME     OVERSEAS     HIGH INCOME    ASSET MANAGER       MID CAP        TOTAL RETURN   INNOVATION   CORE EQUITY
      PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
    -------------   ------------   ------------   -------------   ----------------   ------------   ----------   -----------
     $ 2,453,994    $   787,294    $ 1,497,530     $  592,256        $      --         $     --      $    --      $     --
         402,503        264,108         67,180         49,487            5,639           49,509        1,417         2,989
     -----------    -----------    -----------     ----------        ---------         --------      -------      --------
       2,051,491        523,186      1,430,350        542,769           (5,639)         (49,509)      (1,417)       (2,989)
     -----------    -----------    -----------     ----------        ---------         --------      -------      --------
       1,233,824     (4,339,680)    (2,169,433)      (507,315)        (121,344)          62,725       (5,714)       (4,206)
       9,846,961     13,591,792      3,831,617      1,561,846          438,906          649,426       90,195       152,033
     -----------    -----------    -----------     ----------        ---------         --------      -------      --------
      11,080,785      9,252,112      1,662,184      1,054,531          317,562          712,151       84,481       147,827
     -----------    -----------    -----------     ----------        ---------         --------      -------      --------
     $13,132,276    $ 9,775,298    $ 3,092,534     $1,597,300        $ 311,923         $662,642      $83,064      $144,838
     ===========    ===========    ===========     ==========        =========         ========      =======      ========

                      MET INVESTORS FUND
---  ----------------------------------------------------

         MET/AIM        HARRIS OAKMARK        JANUS
        SMALL CAP       INTERNATIONAL       AGGRESSIVE
     GROWTH PORTFOLIO     PORTFOLIO      GROWTH PORTFOLIO
     ----------------   --------------   ----------------
         $     --          $    --          $      --
            4,330              592              3,975
         --------          -------          ---------
           (4,330)            (592)            (3,975)
         --------          -------          ---------
          (46,028)             882           (288,009)
          318,777           53,382            465,414
         --------          -------          ---------
          272,749           54,264            177,405
         --------          -------          ---------
         $268,419          $53,672          $ 173,430
         ========          =======          =========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS (UNAUDITED CONDENSED)

                                                                                         ZENITH FUND
                                                             --------------------------------------------------------------------
                                                                                                                  STATE STREET
                                                                                         STATE STREET               RESEARCH
                                                               ZENITH EQUITY            RESEARCH BOND             MONEY MARKET
                                                                 PORTFOLIO             INCOME PORTFOLIO            PORTFOLIO
                                                             ------------------       ------------------       ------------------
                                                             FOR THE SIX MONTHS       FOR THE SIX MONTHS       FOR THE SIX MONTHS
                                                               ENDED JUNE 30,           ENDED JUNE 30,           ENDED JUNE 30,
                                                                    2002                     2002                     2002
                                                             ------------------       ------------------       ------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends...............................................      $   2,662,934             $ 5,955,168               $ 846,000
 Expenses................................................          2,426,309                 416,140                 299,157
                                                               -------------             -----------               ---------
Net investment income (loss).............................            236,625               5,539,028                 546,843
                                                               -------------             -----------               ---------
NET REALIZED AND UNREALIZED (LOSSES) GAINS ON
 INVESTMENTS:
Net realized gains (losses) from security transactions...         13,029,827                 511,615                 517,964
Change in net unrealized (depreciation) appreciation of
 investments for the period..............................       (116,725,729)             (3,155,243)               (517,964)
                                                               -------------             -----------               ---------
Net realized and unrealized (losses) gains on
 investments.............................................       (103,695,902)             (2,643,628)                     --
                                                               -------------             -----------               ---------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..............................................      $(103,459,277)            $ 2,895,400               $ 546,843
                                                               =============             ===========               =========

             See Notes to Unaudited Condensed Financial Statements

                                                          ZENITH FUND
-------------------------------------------------------------------------------------------------------------------------------
                               HARRIS
        MFS TOTAL             OAKMARK           FI STRUCTURED        LOOMIS SAYLES        LOOMIS SAYLES        DAVIS VENTURE
          RETURN           FOCUSED VALUE            EQUITY             SMALL CAP             BALANCED              VALUE
        PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
    FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS
      ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,
           2002                 2002                 2002                 2002                 2002                 2002
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
       $ 8,009,640          $   227,624          $    406,816         $     84,932         $   387,846          $  1,363,138
           221,921              344,744               258,579              435,827              57,736               819,187
       -----------          -----------          ------------         ------------         -----------          ------------
         7,787,719             (117,120)              148,237             (350,895)            330,110               543,951
       -----------          -----------          ------------         ------------         -----------          ------------
           279,546            1,704,358             1,961,449            3,814,262            (841,815)            5,574,499
        (9,450,367)          (6,087,226)          (10,022,635)         (12,206,393)         (1,383,024)          (34,740,573)
       -----------          -----------          ------------         ------------         -----------          ------------
        (9,170,821)          (4,382,868)           (8,061,186)          (8,392,131)         (2,224,839)          (29,166,074)
       -----------          -----------          ------------         ------------         -----------          ------------
       $(1,383,102)         $(4,499,988)         $ (7,912,949)        $ (8,743,026)        $(1,894,729)         $(28,622,123)
       ===========          ===========          ============         ============         ===========          ============

                             ZENITH FUND
---  ------------------------------------------------------------
                                                SALOMON BROTHERS
        ALGER EQUITY       SALOMON BROTHERS      STRATEGIC BOND
           GROWTH          U.S. GOVERNMENT       OPPORTUNITIES
         PORTFOLIO            PORTFOLIO            PORTFOLIO
     ------------------   ------------------   ------------------
     FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS
       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,
            2002                 2002                 2002
     ------------------   ------------------   ------------------
        $         --           $16,847              $ 45,822
             751,092               702                 5,986
        ------------           -------              --------
            (751,092)           16,145                39,836
        ------------           -------              --------
           4,012,081             3,133               (40,802)
         (54,605,974)            7,336                20,443
        ------------           -------              --------
         (50,593,893)           10,469               (20,359)
        ------------           -------              --------
        $(51,344,985)          $26,614              $ 19,477
        ============           =======              ========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS (UNAUDITED CONDENSED)

                                                                                          ZENITH FUND
                                                                ----------------------------------------------------------------
                                                                                                                    FI MID CAP
                                                                  MFS INVESTORS             MFS RESEARCH          OPPORTUNITIES
                                                                      TRUST                   MANAGERS              PORTFOLIO
                                                                    PORTFOLIO                PORTFOLIO            --------------
                                                                ------------------       ------------------       FOR THE PERIOD
                                                                FOR THE SIX MONTHS       FOR THE SIX MONTHS       MAY 1, 2002 TO
                                                                  ENDED JUNE 30,           ENDED JUNE 30,            JUNE 30,
                                                                       2002                     2002                   2002
                                                                ------------------       ------------------       --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................................................        $  20,402               $    18,116                $ --
 Expenses...................................................           13,013                    35,339                  --
                                                                    ---------               -----------                ----
Net investment income (loss)................................            7,389                   (17,223)                 --
                                                                    ---------               -----------                ----
NET REALIZED AND UNREALIZED (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from security transactions......         (173,800)               (1,236,499)                 --
Change in net unrealized (depreciation) appreciation of
 investments for the period.................................         (468,252)                 (540,580)                (96)
                                                                    ---------               -----------                ----
Net realized and unrealized (losses) gains on investments...         (642,052)               (1,777,079)                (96)
                                                                    ---------               -----------                ----
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................        $(634,663)              $(1,794,302)               $(96)
                                                                    =========               ===========                ====

             See Notes to Unaudited Condensed Financial Statements

                                                       METROPOLITAN FUND
-------------------------------------------------------------------------------------------------------------------------------
                               PUTNAM                                    PUTNAM            STATE STREET
      JANUS MID CAP          LARGE CAP           RUSSELL 2000        INTERNATIONAL       RESEARCH AURORA       METLIFE STOCK
        PORTFOLIO            PORTFOLIO         INDEX PORTFOLIO      STOCK PORTFOLIO         PORTFOLIO         INDEX PORTFOLIO
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
    FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS
      ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,
           2002                 2002                 2002                 2002                 2002                 2002
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
       $        --          $        --           $  40,726           $   206,841          $   134,323          $  3,032,777
            71,963               17,120              17,163                61,485               73,830               595,800
       -----------          -----------           ---------           -----------          -----------          ------------
           (71,963)             (17,120)             23,563               145,356               60,493             2,436,977
       -----------          -----------           ---------           -----------          -----------          ------------
        (5,515,152)          (1,174,522)           (232,755)             (143,575)              (4,621)           (1,793,812)
          (806,199)            (325,267)           (177,102)           (1,034,350)          (1,031,177)          (28,419,822)
       -----------          -----------           ---------           -----------          -----------          ------------
        (6,321,351)          (1,499,789)           (409,857)           (1,177,925)          (1,035,798)          (30,213,634)
       -----------          -----------           ---------           -----------          -----------          ------------
       $(6,393,314)         $(1,516,909)          $(386,294)          $(1,032,569)         $  (975,305)         $(27,776,657)
       ===========          ===========           =========           ===========          ===========          ============

     METROPOLITAN FUND
---  ------------------
      LEHMAN BROTHERS
       AGGREGATE BOND
      INDEX PORTFOLIO
     ------------------
     FOR THE SIX MONTHS
       ENDED JUNE 30,
            2002
     ------------------
          $283,297
            15,836
          --------
           267,461
          --------
            12,365
            23,236
          --------
            35,601
          --------
          $303,062
          ========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS (UNAUDITED CONDENSED)

                                                                                    METROPOLITAN FUND
                                                         ------------------------------------------------------------------------
                                                                                                                     JANUS
                                                         MORGAN STANLEY EAFE          METLIFE MID CAP                GROWTH
                                                           INDEX PORTFOLIO         STOCK INDEX PORTFOLIO           PORTFOLIO
                                                         -------------------       ---------------------       ------------------
                                                         FOR THE SIX MONTHS         FOR THE SIX MONTHS         FOR THE SIX MONTHS
                                                           ENDED JUNE 30,             ENDED JUNE 30,             ENDED JUNE 30,
                                                                2002                       2002                       2002
                                                         -------------------       ---------------------       ------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends...........................................         $  3,876                   $   7,631                 $      --
 Expenses............................................           (8,212)                      6,491                     2,853
                                                              --------                   ---------                 ---------
Net investment income (loss).........................           12,088                       1,140                    (2,853)
                                                              --------                   ---------                 ---------
NET REALIZED AND UNREALIZED (LOSSES) GAINS ON
 INVESTMENTS:
Net realized gains (losses) from security
 transactions........................................          (18,163)                      1,870                   (28,057)
Change in net unrealized (depreciation) appreciation
 of investments for the period.......................          (17,635)                   (183,433)                 (248,673)
                                                              --------                   ---------                 ---------
Net realized and unrealized (losses) gains on
 investments.........................................          (35,798)                   (181,563)                 (276,730)
                                                              --------                   ---------                 ---------
NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..........................................         $(23,710)                  $(180,423)                $(279,583)
                                                              ========                   =========                 =========

             See Notes to Unaudited Condensed Financial Statements

                                           METROPOLITAN FUND                                                AMERICAN FUND
-------------------------------------------------------------------------------------------------------   ------------------
                             STATE STREET        STATE STREET          NEUBERGER
    FRANKLIN TEMPLETON         RESEARCH            RESEARCH         BERMAN PARTNERS     HARRIS OAKMARK
         SMALL CAP         INVESTMENT TRUST     LARGE CAP VALUE      MID CAP VALUE      LARGE CAP VALUE     AMERICAN FUNDS
     GROWTH PORTFOLIO          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO            GROWTH
    -------------------   -------------------   ---------------   -------------------   ---------------       PORTFOLIO
      FOR THE PERIOD        FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD    ------------------
    JANUARY 14, 2002 TO   JANUARY 14, 2002 TO   MAY 1, 2002 TO    JANUARY 14, 2002 TO   MAY 1, 2002 TO    FOR THE SIX MONTHS
         JUNE 30,              JUNE 30,            JUNE 30,            JUNE 30,            JUNE 30,         ENDED JUNE 30,
           2002                  2002                2002                2002                2002                2002
    -------------------   -------------------   ---------------   -------------------   ---------------   ------------------
         $      --             $    551             $    --             $    --            $     --          $        --
             1,018                  178                  20               1,546                  65               77,266
         ---------             --------             -------             -------            --------          -----------
            (1,018)                 373                 (20)             (1,546)                (65)             (77,266)
         ---------             --------             -------             -------            --------          -----------
            (2,029)              (1,939)                 --                  --                 (55)            (496,475)
           (98,958)             (19,147)             (3,154)                 --             (10,676)          (5,962,821)
         ---------             --------             -------             -------            --------          -----------
          (100,987)             (21,086)             (3,154)                 --             (10,731)          (6,459,296)
         ---------             --------             -------             -------            --------          -----------
         $(102,005)            $(20,713)            $(3,174)            $(1,546)           $(10,796)         $(6,536,562)
         =========             ========             =======             =======            ========          ===========

                  AMERICAN FUND
---  ---------------------------------------

       AMERICAN FUNDS       AMERICAN FUNDS
       GROWTH-INCOME       GLOBAL SMALL CAP
         PORTFOLIO            PORTFOLIO
     ------------------   ------------------
     FOR THE SIX MONTHS   FOR THE SIX MONTHS
       ENDED JUNE 30,       ENDED JUNE 30,
            2002                 2002
     ------------------   ------------------
        $        --           $  39,924
             54,557              11,574
        -----------           ---------
            (54,557)             28,350
        -----------           ---------
           (287,908)             (8,292)
         (1,756,893)           (363,883)
        -----------           ---------
         (2,044,801)           (372,175)
        -----------           ---------
        $(2,099,358)          $(343,825)
        ===========           =========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS (UNAUDITED CONDENSED)

                                                                            FIDELITY FUND
                                    ---------------------------------------------------------------------------------------------
                                       FIDELITY VIP             FIDELITY VIP             FIDELITY VIP             FIDELITY VIP
                                      EQUITY-INCOME               OVERSEAS               HIGH INCOME             ASSET MANAGER
                                        PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO
                                    ------------------       ------------------       ------------------       ------------------
                                    FOR THE SIX MONTHS       FOR THE SIX MONTHS       FOR THE SIX MONTHS       FOR THE SIX MONTHS
                                      ENDED JUNE 30,           ENDED JUNE 30,           ENDED JUNE 30,           ENDED JUNE 30,
                                           2002                     2002                     2002                     2002
                                    ------------------       ------------------       ------------------       ------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends......................       $  6,356,366             $   781,287              $ 1,585,639              $   633,629
 Expenses.......................            515,656                 325,216                   49,181                   51,198
                                       ------------             -----------              -----------              -----------
Net investment income (loss)....          5,840,710                 456,071                1,536,458                  582,431
                                       ------------             -----------              -----------              -----------
NET REALIZED AND UNREALIZED
 (LOSSES) GAINS ON INVESTMENTS:
Net realized gains (losses) from
 security transactions..........          2,940,100                 (99,224)              (2,942,287)                 (20,254)
Change in net unrealized
 (depreciation) appreciation of
 investments for the period.....        (19,628,216)             (3,416,265)                 625,485               (2,093,745)
                                       ------------             -----------              -----------              -----------
Net realized and unrealized
 (losses) gains on
 investments....................        (16,688,116)             (3,515,489)              (2,316,802)              (2,113,999)
                                       ------------             -----------              -----------              -----------
NET (DECREASE) INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.....................       $(10,847,406)            $(3,059,418)             $  (780,344)             $(1,531,568)
                                       ============             ===========              ===========              ===========

             See Notes to Unaudited Condensed Financial Statements

                                                    MET INVESTORS FUND
---------------------------------------------------------------------------------------------------------------------------
            MFS                                                                                       STATE STREET RESEARCH
          MID CAP                                                  MET/AIM MID CAP   MET/AIM SMALL        CONCENTRATED
          GROWTH            PIMCO TOTAL       PIMCO INNOVATION       CORE EQUITY       CAP GROWTH         INTERNATIONAL
         PORTFOLIO        RETURN PORTFOLIO        PORTFOLIO           PORTFOLIO        PORTFOLIO            PORTFOLIO
    -------------------   ----------------   -------------------   ---------------   --------------   ---------------------
      FOR THE PERIOD       FOR THE PERIOD      FOR THE PERIOD      FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD
    JANUARY 14, 2002 TO    MAY 1, 2002 TO    JANUARY 14, 2002 TO   MAY 1, 2002 TO    MAY 1, 2002 TO      MAY 1, 2002 TO
         JUNE 30,             JUNE 30,            JUNE 30,            JUNE 30,          JUNE 30,            JUNE 30,
           2002                 2002                2002                2002              2002                2002
    -------------------   ----------------   -------------------   ---------------   --------------   ---------------------
         $      --             $  --              $      --            $    --          $     --            $     --
             1,684               215                    424                 34           (16,064)             16,185
         ---------             -----              ---------            -------          --------            --------
            (1,684)             (215)                  (424)               (34)           16,064             (16,185)
         ---------             -----              ---------            -------          --------            --------
           (22,857)                1                (10,202)                12                --                  --
          (368,598)             (203)              (111,919)            (4,147)          (11,397)                 (7)
         ---------             -----              ---------            -------          --------            --------
          (391,455)             (202)              (122,121)            (4,135)          (11,397)                 (7)
         ---------             -----              ---------            -------          --------            --------
         $(393,139)            $(417)             $(122,545)           $(4,169)         $  4,667            $(16,192)
         =========             =====              =========            =======          ========            ========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                                                    METROPOLITAN FUND
                                                        -------------------------------------------------------------------------
                                                                                                   STATE STREET
                                                                              STATE STREET           RESEARCH          MFS TOTAL
                                                        ZENITH EQUITY        RESEARCH BOND         MONEY MARKET         RETURN
                                                          PORTFOLIO         INCOME PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                        -------------       ----------------       ------------       -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income.......................    $    (98,985)         $  4,115,520         $   240,769        $   815,138
 Net realized (losses) gains from security
  transactions......................................      (7,786,841)              492,357                  --           (307,082)
 Change in net unrealized appreciation (deprecation)
  of investments....................................      84,279,831             1,741,236                  --          4,873,073
                                                        ------------          ------------         ------------       -----------
 Net increase in net assets resulting from
  operations........................................      76,394,005             6,349,113             240,769          5,381,129
                                                        ------------          ------------         ------------       -----------
From capital transactions:
 Net premiums.......................................      46,142,822            11,000,921          29,146,410          6,361,046
 Redemptions........................................     (26,649,963)           (4,028,779)         (6,895,910)        (1,470,842)
                                                        ------------          ------------         ------------       -----------
 Total net premiums (redemptions)...................      19,492,859             6,972,142          22,250,500          4,890,204
 Net portfolio transfers............................     (17,766,355)            2,906,453          (7,269,969)         1,844,852
 Net other transfers................................     (28,547,610)           (7,266,082)        (17,398,530)        (3,765,557)
                                                        ------------          ------------         ------------       -----------
 Net (decrease) increase in net assets resulting
  from capital transactions.........................     (26,821,106)            2,612,513          (2,417,999)         2,969,499
                                                        ------------          ------------         ------------       -----------
NET CHANGE IN NET ASSETS............................      49,572,899             8,961,626          (2,177,230)         8,350,628
NET ASSETS -- BEGINNING OF PERIOD...................     622,855,031           137,282,820         112,701,218         68,206,350
                                                        ------------          ------------         ------------       -----------
NET ASSETS -- END OF PERIOD.........................    $672,427,930          $146,244,446         $110,523,988       $76,556,978
                                                        ============          ============         ============       ===========

             See Notes to Unaudited Condensed Financial Statements

                                                 METROPOLITAN FUND
-------------------------------------------------------------------------------------------------------------------
       HARRIS
       OAKMARK      FI STRUCTURED   LOOMIS SAYLES   LOOMIS SAYLES   DAVIS VENTURE   ALGER EQUITY   SALOMON BROTHERS
    FOCUSED VALUE      EQUITY         SMALL CAP       BALANCED          VALUE          GROWTH      U.S. GOVERNMENT
      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO
    -------------   -------------   -------------   -------------   -------------   ------------   ----------------
    $   (166,504)    $   294,133    $   (356,842)    $   439,645    $    220,992    $   (473,854)     $   21,915
         999,338      (1,631,441)       (219,247)       (737,938)        983,848      (5,790,135)          8,718
      13,532,910       7,056,923      15,367,990       1,632,378      25,933,087      34,812,540          (8,003)
    ------------     -----------    ------------     -----------    ------------    ------------      ----------
      14,365,744       5,719,615      14,791,901       1,334,085      27,137,927      28,548,551          22,630
    ------------     -----------    ------------     -----------    ------------    ------------      ----------
      11,693,171       6,379,754      11,776,782       1,774,182      25,890,697      23,534,466              --
      (3,547,923)     (2,439,071)     (3,382,190)       (723,699)     (6,513,616)     (5,360,940)             --
    ------------     -----------    ------------     -----------    ------------    ------------      ----------
       8,145,248       3,940,683       8,394,592       1,050,483      19,377,081      18,173,526              --
       2,064,859      (3,042,625)     (3,218,279)       (133,067)     (2,303,685)     (7,988,336)             --
      (6,893,575)     (3,587,227)     (6,457,887)     (1,227,642)    (15,396,902)    (12,489,765)        (93,487)
    ------------     -----------    ------------     -----------    ------------    ------------      ----------
       3,316,532      (2,689,169)     (1,281,574)       (310,226)      1,676,494      (2,304,575)        (93,487)
    ------------     -----------    ------------     -----------    ------------    ------------      ----------
      17,682,276       3,030,446      13,510,327       1,023,859      28,814,421      26,243,976         (70,857)
     117,335,065      64,281,366     107,869,661      15,536,667     229,190,785     175,111,354       1,274,788
    ------------     -----------    ------------     -----------    ------------    ------------      ----------
    $135,017,341     $67,311,812    $121,379,988     $16,560,526    $258,005,206    $201,355,330      $1,203,931
    ============     ===========    ============     ===========    ============    ============      ==========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                                         METROPOLITAN FUND
                                   ----------------------------------------------------------------------------------------------
                                      SALOMON BROTHERS                                                               FI MID CAP
                                       STRATEGIC BOND            MFS INVESTORS TRUST          MFS RESEARCH          OPPORTUNITIES
                                   OPPORTUNITIES PORTFOLIO            PORTFOLIO            MANAGERS PORTFOLIO         PORTFOLIO
                                   -----------------------       -------------------       ------------------       -------------
INCREASE (DECREASE) IN NET
 ASSETS:
From operations:
 Net investment (loss)
  income.......................          $   22,955                  $    2,562               $    54,368             $   (653)
 Net realized (losses) gains
  from security transactions...                (419)                   (212,149)               (1,114,164)              24,459
 Change in net unrealized
  appreciation (depreciation)
  of investments...............              92,721                     592,399                 1,886,203               39,873
                                         ----------                  ----------               -----------             --------
 Net increase in net assets
  resulting from operations....             115,257                     382,812                   826,407               63,679
                                         ----------                  ----------               -----------             --------
From capital transactions:
 Net premiums..................                  --                     584,488                 1,068,336               19,689
 Redemptions...................             (14,950)                    (75,086)                 (266,721)              (2,287)
                                         ----------                  ----------               -----------             --------
 Total net premiums
  (redemptions)................             (14,950)                    509,402                   801,615               17,402
 Net portfolio transfers.......             150,071                      34,360                  (444,777)             394,445
 Net other transfers...........              12,509                    (362,979)                 (701,110)                (370)
                                         ----------                  ----------               -----------             --------
 Net (decrease) increase in net
  assets resulting from capital
  transactions.................             147,630                     180,783                  (344,272)             411,477
                                         ----------                  ----------               -----------             --------
NET CHANGE IN NET ASSETS.......             262,887                     563,595                   482,135              475,156
NET ASSETS -- BEGINNING OF
 PERIOD........................           1,224,029                   4,290,981                 8,632,455               28,894
                                         ----------                  ----------               -----------             --------
NET ASSETS -- END OF PERIOD....          $1,486,916                  $4,854,576               $ 9,114,590             $504,050
                                         ==========                  ==========               ===========             ========

             See Notes to Unaudited Condensed Financial Statements

                                                       METROPOLITAN FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                              PUTNAM         STATE STREET                       LEHMAN BROTHERS
    JANUS MID CAP      MET/PUTNAM        RUSSELL 2000      INTERNATIONAL    RESEARCH AURORA    METLIFE STOCK    AGGREGATE BOND
      PORTFOLIO     VOYAGER PORTFOLIO   INDEX PORTFOLIO   STOCK PORTFOLIO      PORTFOLIO      INDEX PORTFOLIO   INDEX PORTFOLIO
    -------------   -----------------   ---------------   ---------------   ---------------   ---------------   ---------------
     $   (65,441)      $  (16,677)        $   42,111        $   127,238       $   (89,451)     $  2,520,626       $ 1,396,031
      (4,987,684)        (943,009)          (240,455)          (589,195)         (767,787)       (4,465,534)          120,982
       8,337,186        1,667,068          1,548,520          2,334,896         5,290,998        19,600,122          (644,108)
     -----------       ----------         ----------        -----------       -----------      ------------       -----------
       3,284,061          707,382          1,350,176          1,872,939         4,433,760        17,655,214           872,905
     -----------       ----------         ----------        -----------       -----------      ------------       -----------
       3,702,166        1,161,785          1,020,769          3,593,252         4,917,367        16,942,080         3,190,360
        (583,388)        (205,492)          (222,176)          (586,450)         (688,836)       (4,353,971)         (893,847)
     -----------       ----------         ----------        -----------       -----------      ------------       -----------
       3,118,778          956,293            798,593          3,006,802         4,228,531        12,588,109         2,296,513
      (1,143,594)         (79,149)           943,543          1,081,256         1,065,662        (4,674,332)        3,967,429
      (1,565,324)        (596,015)          (579,560)        (1,285,122)       (2,620,213)       (9,120,901)       (1,450,761)
     -----------       ----------         ----------        -----------       -----------      ------------       -----------
         409,860          281,129          1,162,576          2,802,936         2,673,980        (1,207,124)        4,813,181
     -----------       ----------         ----------        -----------       -----------      ------------       -----------
       3,693,921          988,511          2,512,752          4,675,875         7,107,740        16,448,090         5,686,086
      21,829,984        5,859,485          7,181,453         25,459,765        30,801,446       158,369,412        21,334,858
     -----------       ----------         ----------        -----------       -----------      ------------       -----------
     $25,523,905       $6,847,996         $9,694,205        $30,135,640       $37,909,186      $174,817,502       $27,020,944
     ===========       ==========         ==========        ===========       ===========      ============       ===========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                                                    METROPOLITAN FUND
                                                         ------------------------------------------------------------------------
                                                                                                               FRANKLIN TEMPLETON
                                                         MORGAN STANLEY EAFE          METLIFE MID CAP              SMALL CAP
                                                           INDEX PORTFOLIO         STOCK INDEX PORTFOLIO        GROWTH PORTFOLIO
                                                         -------------------       ---------------------       ------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income........................        $   36,062                 $   12,171                 $   (3,805)
 Net realized (losses) gains from security
  transactions.......................................           (15,661)                   (84,524)                  (146,031)
 Change in net unrealized appreciation (depreciation)
  of investments.....................................           234,981                    531,649                    334,727
                                                             ----------                 ----------                 ----------
 Net increase in net assets resulting from
  operations.........................................           255,382                    459,296                    184,891
                                                             ----------                 ----------                 ----------
From capital transactions:
 Net premiums........................................           535,319                    608,402                    216,895
 Redemptions.........................................           (20,615)                   (35,108)                   (26,565)
                                                             ----------                 ----------                 ----------
 Total net premiums (redemptions)....................           514,704                    573,294                    190,330
 Net portfolio transfers.............................           915,403                    367,080                    241,600
 Net other transfers.................................          (144,608)                  (436,699)                  (143,123)
                                                             ----------                 ----------                 ----------
 Net (decrease) increase in net assets resulting from
  capital transactions...............................         1,285,499                    503,675                    288,807
                                                             ----------                 ----------                 ----------
NET CHANGE IN NET ASSETS.............................         1,540,881                    962,971                    473,698
NET ASSETS -- BEGINNING OF PERIOD....................         1,740,509                  3,391,204                  1,307,489
                                                             ----------                 ----------                 ----------
NET ASSETS -- END OF PERIOD..........................        $3,281,390                 $4,354,175                 $1,781,187
                                                             ==========                 ==========                 ==========

             See Notes to Unaudited Condensed Financial Statements

                            METROPOLITAN FUND                                                  AMERICAN FUND
--------------------------------------------------------------------------   --------------------------------------------------
      STATE STREET      STATE STREET        NEUBERGER
        RESEARCH          RESEARCH       BERMAN PARTNERS   HARRIS OAKMARK    AMERICAN FUNDS   AMERICAN FUNDS    AMERICAN FUNDS
    INVESTMENT TRUST   LARGE CAP VALUE    MID CAP VALUE    LARGE CAP VALUE       GROWTH       GROWTH-INCOME    GLOBAL SMALL CAP
       PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
    ----------------   ---------------   ---------------   ---------------   --------------   --------------   ----------------
        $  3,166         $    1,212        $    4,462        $   (5,842)      $  (137,072)     $    (5,681)       $   38,528
          (9,119)            (2,302)         (126,703)          (58,254)         (916,928)        (398,868)              579
          60,413            144,076           647,979           418,106        10,295,867        5,197,320         1,314,249
        --------         ----------        ----------        ----------       -----------      -----------        ----------
          54,460            142,986           525,738           354,010         9,241,867        4,792,771         1,353,356
        --------         ----------        ----------        ----------       -----------      -----------        ----------
         101,595            202,213           527,403           412,222         7,961,685        5,583,520         1,195,033
          (1,658)            (9,654)          (45,154)          (69,721)       (1,043,670)        (684,589)         (144,203)
        --------         ----------        ----------        ----------       -----------      -----------        ----------
          99,937            192,559           482,249           342,501         6,918,015        4,898,931         1,050,830
          97,297            502,966           806,339         1,527,669         9,284,881        5,334,442           656,940
         (42,801)            13,972          (324,469)         (130,595)       (3,528,484)      (1,850,728)         (415,148)
        --------         ----------        ----------        ----------       -----------      -----------        ----------
         154,433            709,497           964,119         1,739,575        12,674,412        8,382,645         1,292,622
        --------         ----------        ----------        ----------       -----------      -----------        ----------
         208,893            852,483         1,489,857         2,093,585        21,916,279       13,175,416         2,645,978
         321,935            440,326         3,904,165         1,416,636        43,607,047       30,230,922         6,653,934
        --------         ----------        ----------        ----------       -----------      -----------        ----------
        $530,828         $1,292,809        $5,394,022        $3,510,221       $65,523,326      $43,406,338        $9,299,912
        ========         ==========        ==========        ==========       ===========      ===========        ==========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED CONDENSED)

                                                                                       FIDELITY FUND
                                                          -----------------------------------------------------------------------
                                                          FIDELITY VIP        FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                                          EQUITY-INCOME         OVERSEAS         HIGH INCOME        ASSET MANAGER
                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                          -------------       ------------       ------------       -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
 Net investment (loss) income.........................    $  2,051,491        $   523,186        $ 1,430,350         $   542,769
 Net realized (losses) gains from security
  transactions........................................       1,233,824         (4,339,680)        (2,169,433)           (507,315)
 Change in net unrealized appreciation (depreciation)
  of investments......................................       9,846,961         13,591,792          3,831,617           1,561,846
                                                          ------------        -----------        -----------         -----------
 Net increase in net assets resulting from
  operations..........................................      13,132,276          9,775,298          3,092,534           1,597,300
                                                          ------------        -----------        -----------         -----------
From capital transactions:
 Net premiums.........................................      10,219,398          8,748,634          2,695,932           1,580,519
 Redemptions..........................................      (5,295,626)        (3,086,214)          (859,797)           (413,929)
                                                          ------------        -----------        -----------         -----------
 Total net premiums (redemptions).....................       4,923,772          5,662,420          1,836,135           1,166,590
 Net portfolio transfers..............................      (2,721,536)        (2,674,904)         3,984,603             (45,017)
 Net other transfers..................................      (6,704,475)        (4,800,559)        (1,531,407)         (1,183,194)
                                                          ------------        -----------        -----------         -----------
 Net (decrease) increase in net assets resulting from
  capital transactions................................      (4,502,239)        (1,813,043)         4,289,331             (61,621)
                                                          ------------        -----------        -----------         -----------
NET CHANGE IN NET ASSETS..............................       8,630,037          7,962,255          7,381,865           1,535,679
NET ASSETS -- BEGINNING OF PERIOD.....................     128,013,740         85,622,356         18,661,123          15,929,814
                                                          ------------        -----------        -----------         -----------
NET ASSETS -- END OF PERIOD...........................    $136,643,777        $93,584,611        $26,042,988         $17,465,493
                                                          ============        ===========        ===========         ===========

             See Notes to Unaudited Condensed Financial Statements

                                                       MET INVESTORS FUND
--------------------------------------------------------------------------------------------------------------------------------
     T. ROWE PRICE                                           MET/AIM MID CAP   MET/AIM SMALL   HARRIS OAKMARK
        MID CAP          PIMCO TOTAL      PIMCO INNOVATION     CORE EQUITY      CAP GROWTH     INTERNATIONAL    JANUS AGGRESSIVE
    GROWTH PORTFOLIO   RETURN PORTFOLIO      PORTFOLIO          PORTFOLIO        PORTFOLIO       PORTFOLIO      GROWTH PORTFOLIO
    ----------------   ----------------   ----------------   ---------------   -------------   --------------   ----------------
       $   (5,639)       $   (49,509)        $   (1,417)       $   (2,989)      $   (4,330)       $   (592)        $   (3,975)
         (121,344)            62,725             (5,714)           (4,206)         (46,028)            882           (288,009)
          438,906            649,426             90,195           152,033          318,777          53,382            465,414
       ----------        -----------         ----------        ----------       ----------        --------         ----------
          311,923            662,642             83,064           144,838          268,419          53,672            173,430
       ----------        -----------         ----------        ----------       ----------        --------         ----------
          226,926          3,031,725            121,757           173,859          248,536          33,904            236,653
          (27,512)          (397,993)           (11,383)           (5,453)          (3,969)         (1,941)           (44,343)
       ----------        -----------         ----------        ----------       ----------        --------         ----------
          199,414          2,633,732            110,374           168,406          244,567          31,963            192,310
          565,255          8,503,768            835,276           552,586          509,669         620,854            123,182
         (306,368)          (748,721)           263,366           (56,226)        (141,997)         (6,475)          (184,406)
       ----------        -----------         ----------        ----------       ----------        --------         ----------
          458,301         10,388,779          1,209,016           664,766          612,239         646,342            131,086
       ----------        -----------         ----------        ----------       ----------        --------         ----------
          770,224         11,051,421          1,292,080           809,604          880,658         700,014            304,516
        1,594,060         11,545,800            295,741           702,850        1,130,327          30,271          1,354,272
       ----------        -----------         ----------        ----------       ----------        --------         ----------
       $2,364,284        $22,597,221         $1,587,821        $1,512,454       $2,010,985        $730,285         $1,658,788
       ==========        ===========         ==========        ==========       ==========        ========         ==========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED CONDENSED)

                                                                          ZENITH FUND
                              ---------------------------------------------------------------------------------------------------
                                                       STATE STREET RESEARCH       STATE STREET RESEARCH
                                ZENITH EQUITY               BOND INCOME                MONEY MARKET             MFS TOTAL RETURN
                                  PORTFOLIO                  PORTFOLIO                   PORTFOLIO                 PORTFOLIO
                              ------------------       ---------------------       ---------------------       ------------------
                              FOR THE SIX MONTHS        FOR THE SIX MONTHS          FOR THE SIX MONTHS         FOR THE SIX MONTHS
                                ENDED JUNE 30,            ENDED JUNE 30,              ENDED JUNE 30,             ENDED JUNE 30,
                                     2002                      2002                        2002                       2002
                              ------------------       ---------------------       ---------------------       ------------------
(DECREASE) INCREASE IN NET
 ASSETS:
From operations:
 Net investment income
  (loss)..................      $     236,625              $  5,539,028                $    546,843               $ 7,787,719
 Net realized gains
  (losses) from security
  transactions............         13,029,827                   511,615                     517,964                   279,546
 Change in net unrealized
  (deprecation)
  appreciation of
  investments.............       (116,725,729)               (3,155,243)                   (517,964)               (9,450,367)
                                -------------              ------------                ------------               -----------
 Net (decrease) increase
  in net assets resulting
  from operations.........       (103,459,277)                2,895,400                     546,843                (1,383,102)
                                -------------              ------------                ------------               -----------
From capital transactions:
 Net premiums.............         54,079,677                 9,286,374                  45,539,753                 6,126,494
 Redemptions..............        (27,878,048)               (1,930,055)                 (3,396,388)               (1,123,975)
                                -------------              ------------                ------------               -----------
 Total net premiums.......         26,201,629                 7,356,319                  42,143,365                 5,002,519
 Net portfolio
  transfers...............        (28,963,700)                6,412,904                 (31,590,689)                  875,728
 Net other transfers......        (34,958,795)               (6,276,577)                (10,117,396)               (3,359,159)
                                -------------              ------------                ------------               -----------
 Net (decrease) increase
  in net assets resulting
  from capital
  transactions............        (37,720,866)                7,492,646                     435,280                 2,519,088
                                -------------              ------------                ------------               -----------
NET CHANGE IN NET
 ASSETS...................       (141,180,143)               10,388,046                     982,123                 1,135,986
NET ASSETS -- BEGINNING OF
 PERIOD...................        869,830,007               114,095,979                  98,617,019                69,166,695
                                -------------              ------------                ------------               -----------
NET ASSETS -- END OF
 PERIOD...................      $ 728,649,864              $124,484,025                $ 99,599,142               $70,302,681
                                =============              ============                ============               ===========

             See Notes to Unaudited Condensed Financial Statements

                                                            ZENITH FUND
    ---------------------------------------------------------------------------------------------------------------------------
      HARRIS OAKMARK       FI STRUCTURED        LOOMIS SAYLES        LOOMIS SAYLES        DAVIS VENTURE         ALGER EQUITY
      FOCUSED VALUE            EQUITY             SMALL CAP             BALANCED              VALUE                GROWTH
        PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
    FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS
      ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,
           2002                 2002                 2002                 2002                 2002                 2002
    ------------------   ------------------   ------------------   ------------------   ------------------   ------------------
       $   (117,120)        $    148,237         $   (350,895)        $   330,110          $    543,951         $   (751,092)
          1,704,358            1,961,449            3,814,262            (841,815)            5,574,499            4,012,081
         (6,087,226)         (10,022,635)         (12,206,393)         (1,383,024)          (34,740,573)         (54,605,974)
       ------------         ------------         ------------         -----------          ------------         ------------
         (4,499,988)          (7,912,949)          (8,743,026)         (1,894,729)          (28,622,123)         (51,344,985)
       ------------         ------------         ------------         -----------          ------------         ------------
          9,980,811            7,736,933           12,798,642           1,982,757            27,976,232           29,457,704
         (2,571,258)          (1,476,640)          (3,171,938)           (391,130)           (6,240,475)          (5,357,548)
       ------------         ------------         ------------         -----------          ------------         ------------
          7,409,553            6,260,293            9,626,704           1,591,627            21,735,757           24,100,156
         20,000,987           (4,940,337)          (3,683,243)           (174,332)             (693,051)         (12,909,926)
         (6,034,362)          (4,147,608)          (7,794,749)         (1,410,481)          (15,480,793)         (14,976,314)
       ------------         ------------         ------------         -----------          ------------         ------------
         21,376,178           (2,827,652)          (1,851,288)              6,814             5,561,913           (3,786,084)
       ------------         ------------         ------------         -----------          ------------         ------------
         16,876,190          (10,740,601)         (10,594,314)         (1,887,915)          (23,060,210)         (55,131,069)
        101,041,830           84,825,136          141,425,398          17,810,454           269,021,738          270,826,609
       ------------         ------------         ------------         -----------          ------------         ------------
       $117,918,020         $ 74,084,535         $130,831,084         $15,922,539          $245,961,528         $215,695,540
       ============         ============         ============         ===========          ============         ============

        ZENITH FUND
     ------------------
      SALOMON BROTHERS
      U.S. GOVERNMENT
         PORTFOLIO
     ------------------
     FOR THE SIX MONTHS
       ENDED JUNE 30,
            2002
     ------------------
          $ 16,145
             3,133
             7,336
          --------
            26,614
          --------
                --
                --
          --------
                --
                --
           (47,332)
          --------
           (47,332)
          --------
           (20,718)
           852,295
          --------
          $831,577
          ========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED CONDENSED)

                                                                               ZENITH FUND
                                        -----------------------------------------------------------------------------------------
                                         SALOMON BROTHERS                                                            FI MID CAP
                                          STRATEGIC BOND                                     MFS RESEARCH          OPPORTUNITIES
                                          OPPORTUNITIES            MFS INVESTORS               MANAGERS              PORTFOLIO
                                            PORTFOLIO             TRUST PORTFOLIO             PORTFOLIO            --------------
                                        ------------------       ------------------       ------------------       FOR THE PERIOD
                                        FOR THE SIX MONTHS       FOR THE SIX MONTHS       FOR THE SIX MONTHS       MAY 1, 2002 TO
                                          ENDED JUNE 30,           ENDED JUNE 30,           ENDED JUNE 30,            JUNE 30,
                                               2002                     2002                     2002                   2002
                                        ------------------       ------------------       ------------------       --------------
(DECREASE) INCREASE IN NET ASSETS:
From operations:
 Net investment income (loss).......        $   39,836               $    7,389              $   (17,223)              $   --
 Net realized gains (losses) from
  security transactions.............           (40,802)                (173,800)              (1,236,499)                  --
 Change in net unrealized
  (deprecation) appreciation of
  investments.......................            20,443                 (468,252)                (540,580)                 (96)
                                            ----------               ----------              -----------               ------
 Net (decrease) increase in net
  assets resulting from
  operations........................            19,477                 (634,663)              (1,794,302)                 (96)
                                            ----------               ----------              -----------               ------
From capital transactions:
 Net premiums.......................                --                  644,752                1,515,832                  223
 Redemptions........................                --                  (41,215)                (280,102)                  --
                                            ----------               ----------              -----------               ------
 Total net premiums.................                --                  603,537                1,235,730                  223
 Net portfolio transfers............           (70,864)                 155,293               (1,074,495)               1,843
 Net other transfers................            26,226                 (314,997)                (897,739)                 (48)
                                            ----------               ----------              -----------               ------
 Net (decrease) increase in net
  assets resulting from capital
  transactions......................           (44,638)                 443,833                 (736,504)               2,018
                                            ----------               ----------              -----------               ------
NET CHANGE IN NET ASSETS............           (25,161)                (190,830)              (2,530,806)               1,922
NET ASSETS -- BEGINNING OF PERIOD...         1,206,341                4,686,904               12,797,852                   --
                                            ----------               ----------              -----------               ------
NET ASSETS -- END OF PERIOD.........        $1,181,180               $4,496,074              $10,267,046               $1,922
                                            ==========               ==========              ===========               ======

             See Notes to Unaudited Condensed Financial Statements

                                                 METROPOLITAN FUND
    -----------------------------------------------------------------------------------------------------------

      JANUS MID CAP       PUTNAM LARGE CAP       RUSSELL 2000      PUTNAM INTERNATIONAL   STATE STREET RESEARCH
        PORTFOLIO         GROWTH PORTFOLIO     INDEX PORTFOLIO       STOCK PORTFOLIO        AURORA PORTFOLIO
    ------------------   ------------------   ------------------   --------------------   ---------------------
    FOR THE SIX MONTHS   FOR THE SIX MONTHS   FOR THE SIX MONTHS    FOR THE SIX MONTHS     FOR THE SIX MONTHS
      ENDED JUNE 30,       ENDED JUNE 30,       ENDED JUNE 30,        ENDED JUNE 30,         ENDED JUNE 30,
           2002                 2002                 2002                  2002                   2002
    ------------------   ------------------   ------------------   --------------------   ---------------------
       $   (71,963)         $   (17,120)          $   23,563           $   145,356             $    60,493
        (5,515,152)          (1,174,522)            (232,755)             (143,575)                 (4,621)
          (806,199)            (325,267)            (177,102)           (1,034,350)             (1,031,177)
       -----------          -----------           ----------           -----------             -----------
        (6,393,314)          (1,516,909)            (386,294)           (1,032,569)               (975,305)
       -----------          -----------           ----------           -----------             -----------
         4,881,428            1,245,508              897,722             3,014,161               3,650,404
          (411,750)             (72,805)            (165,961)             (303,262)               (730,507)
       -----------          -----------           ----------           -----------             -----------
         4,469,678            1,172,703              731,761             2,710,899               2,919,897
        (1,602,625)            (639,151)           1,207,056             2,548,747              15,524,462
        (1,730,714)            (519,663)            (522,905)              501,146              (1,283,095)
       -----------          -----------           ----------           -----------             -----------
         1,136,339               13,889            1,415,912             5,760,792              17,161,264
       -----------          -----------           ----------           -----------             -----------
        (5,256,975)          (1,503,020)           1,029,618             4,728,223              16,185,959
        29,063,617            7,098,140            5,940,602            22,924,128              16,974,443
       -----------          -----------           ----------           -----------             -----------
       $23,806,642          $ 5,595,120           $6,970,220           $27,652,351             $33,160,402
       ===========          ===========           ==========           ===========             ===========

                METROPOLITAN FUND
     ---------------------------------------
                           LEHMAN BROTHERS
       METLIFE STOCK        AGGREGATE BOND
      INDEX PORTFOLIO      INDEX PORTFOLIO
     ------------------   ------------------
     FOR THE SIX MONTHS   FOR THE SIX MONTHS
       ENDED JUNE 30,       ENDED JUNE 30,
            2002                 2002
     ------------------   ------------------
        $  2,436,977         $   267,461
          (1,793,812)             12,365
         (28,419,822)             23,236
        ------------         -----------
         (27,776,657)            303,062
        ------------         -----------
          18,457,025             853,767
          (3,801,754)           (176,127)
        ------------         -----------
          14,655,271             677,640
          (3,776,271)          5,870,315
          (9,662,062)           (299,668)
        ------------         -----------
           1,216,938           6,248,287
        ------------         -----------
         (26,559,719)          6,551,349
         201,126,796           4,487,190
        ------------         -----------
        $174,567,077         $11,038,539
        ============         ===========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED CONDENSED)

                                                                         METROPOLITAN FUND
                                   ----------------------------------------------------------------------------------------------
                                     MORGAN STANLEY                                                           FRANKLIN TEMPLETON
                                          EAFE               METLIFE MID CAP                                   SMALL CAP GROWTH
                                         INDEX                 STOCK INDEX              JANUS GROWTH               PORTFOLIO
                                       PORTFOLIO                PORTFOLIO                PORTFOLIO            -------------------
                                   ------------------       ------------------       ------------------         FOR THE PERIOD
                                   FOR THE SIX MONTHS       FOR THE SIX MONTHS       FOR THE SIX MONTHS       JANUARY 14, 2002 TO
                                     ENDED JUNE 30,           ENDED JUNE 30,           ENDED JUNE 30,              JUNE 30,
                                          2002                     2002                     2002                     2002
                                   ------------------       ------------------       ------------------       -------------------
(DECREASE) INCREASE IN NET
 ASSETS:
From operations:
 Net investment income
  (loss).......................        $   12,088               $    1,140               $   (2,853)               $  (1,018)
 Net realized gains (losses)
  from security transactions...           (18,163)                   1,870                  (28,057)                  (2,029)
 Change in net unrealized
  (deprecation) appreciation of
  investments..................           (17,635)                (183,433)                (248,673)                 (98,958)
                                       ----------               ----------               ----------                ---------
  Net (decrease) increase in
    net assets resulting from
    operations.................           (23,710)                (180,423)                (279,583)                (102,005)
                                       ----------               ----------               ----------                ---------
From capital transactions:
 Net premiums..................           188,843                  310,175                  164,923                   19,202
 Redemptions...................            (8,292)                    (891)                 (11,411)                    (592)
                                       ----------               ----------               ----------                ---------
 Total net premiums............           180,551                  309,284                  153,512                   18,610
 Net portfolio transfers.......           420,835                1,960,323                  441,469                  415,114
Net other transfers............           (76,098)                (172,601)                 (27,756)                 543,087
                                       ----------               ----------               ----------                ---------
  Net (decrease) increase in
    net assets resulting from
    capital transactions.......           525,288                2,097,006                  567,225                  976,811
                                       ----------               ----------               ----------                ---------
NET CHANGE IN NET ASSETS.......           501,578                1,916,583                  287,642                  874,806
NET ASSETS -- BEGINNING OF
 PERIOD........................           514,266                1,115,452                  887,572                       --
                                       ----------               ----------               ----------                ---------
NET ASSETS -- END OF PERIOD....        $1,015,844               $3,032,035               $1,175,214                $ 874,806
                                       ==========               ==========               ==========                =========

             See Notes to Unaudited Condensed Financial Statements

                                      METROPOLITAN FUND                                                  AMERICAN FUND
    -------------------------------------------------------------------------------------   ---------------------------------------
                                                     NEUBERGER BERMAN         HARRIS
    STATE STREET RESEARCH   STATE STREET RESEARCH        PARTNERS             OAKMARK
      INVESTMENT TRUST         LARGE CAP VALUE         MID CAP VALUE      LARGE CAP VALUE     AMERICAN FUNDS       AMERICAN FUNDS
          PORTFOLIO               PORTFOLIO              PORTFOLIO           PORTFOLIO            GROWTH          GROWTH & INCOME
    ---------------------   ---------------------   -------------------   ---------------       PORTFOLIO            PORTFOLIO
       FOR THE PERIOD          FOR THE PERIOD         FOR THE PERIOD      FOR THE PERIOD    ------------------   ------------------
     JANUARY 14, 2002 TO       MAY 1, 2002 TO       JANUARY 14, 2002 TO   MAY 1, 2002 TO    FOR THE SIX MONTHS   FOR THE SIX MONTHS
          JUNE 30,                JUNE 30,               JUNE 30,            JUNE 30,         ENDED JUNE 30,       ENDED JUNE 30,
            2002                    2002                   2002                2002                2002                 2002
    ---------------------   ---------------------   -------------------   ---------------   ------------------   ------------------
          $    373                 $   (20)             $   (1,546)          $    (65)         $   (77,266)         $   (54,557)
            (1,939)                     --                      --                (55)            (496,475)            (287,908)
           (19,147)                 (3,154)                     --            (10,676)          (5,962,821)          (1,756,893)
          --------                 -------              ----------           --------          -----------          -----------
           (20,713)                 (3,174)                 (1,546)           (10,796)          (6,536,562)          (2,099,358)
          --------                 -------              ----------           --------          -----------          -----------
             6,126                      31                  33,321              5,970            4,463,208            3,107,510
               (55)                     --                    (774)                --             (287,909)            (360,205)
          --------                 -------              ----------           --------          -----------          -----------
             6,071                      31                  32,547              5,970            4,175,299            2,747,305
            25,988                  51,047                 656,166            425,312           17,599,517            9,833,813
           157,162                    (167)              1,032,213              3,508           (1,755,857)          (1,285,503)
          --------                 -------              ----------           --------          -----------          -----------
           189,221                  50,911               1,720,926            434,790           20,018,959           11,295,615
          --------                 -------              ----------           --------          -----------          -----------
           168,508                  47,737               1,719,380            423,994           13,482,397            9,196,257
                --                      --                      --                 --           21,191,256           15,021,902
          --------                 -------              ----------           --------          -----------          -----------
          $168,508                 $47,737              $1,719,380           $423,994          $34,673,653          $24,218,159
          ========                 =======              ==========           ========          ===========          ===========

       AMERICAN FUND
     ------------------

       AMERICAN FUNDS
      GLOBAL SMALL CAP
         PORTFOLIO
     ------------------
     FOR THE SIX MONTHS
       ENDED JUNE 30,
            2002
     ------------------
         $   28,350
             (8,292)
           (363,883)
         ----------
           (343,825)
         ----------
            544,466
            (21,990)
         ----------
            522,476
          3,549,355
            (49,938)
         ----------
          4,021,893
         ----------
          3,678,068
          2,312,642
         ----------
         $5,990,710
         ==========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED CONDENSED)

                                                                            FIDELITY FUND
                                    ---------------------------------------------------------------------------------------------
                                       FIDELITY VIP             FIDELITY VIP             FIDELITY VIP             FIDELITY VIP
                                      EQUITY INCOME               OVERSEAS               HIGH INCOME             ASSET MANAGER
                                        PORTFOLIO                PORTFOLIO                PORTFOLIO                PORTFOLIO
                                    ------------------       ------------------       ------------------       ------------------
                                    FOR THE SIX MONTHS       FOR THE SIX MONTHS       FOR THE SIX MONTHS       FOR THE SIX MONTHS
                                      ENDED JUNE 30,           ENDED JUNE 30,           ENDED JUNE 30,           ENDED JUNE 30,
                                           2002                     2002                     2002                     2002
                                    ------------------       ------------------       ------------------       ------------------
(DECREASE) INCREASE IN NET
 ASSETS:
From operations:
 Net investment income (loss)...       $  5,840,710             $    456,071             $ 1,536,458              $   582,431
 Net realized gains (losses)
  from security transactions....          2,940,100                  (99,224)             (2,942,287)                 (20,254)
 Change in net unrealized
  (deprecation) appreciation of
  investments...................        (19,628,216)              (3,416,265)                625,485               (2,093,745)
                                       ------------             ------------             -----------              -----------
Net (decrease) increase in net
 assets resulting from
 operations.....................        (10,847,406)              (3,059,418)               (780,344)              (1,531,568)
                                       ------------             ------------             -----------              -----------
From capital transactions:
 Net premiums...................         11,173,653               10,276,109               1,907,316                1,605,568
 Redemptions....................         (4,179,052)              (2,616,073)               (424,201)                (255,147)
                                       ------------             ------------             -----------              -----------
 Total net premiums.............          6,994,601                7,660,036               1,483,115                1,350,421
 Net portfolio transfers........         (2,083,059)              (3,925,417)                530,863                  472,885
Net other transfers.............         (7,443,401)              (1,115,835)             (1,423,691)              (1,232,764)
                                       ------------             ------------             -----------              -----------
  Net (decrease) increase in net
    assets resulting from
    capital transactions........         (2,531,859)               2,618,784                 590,287                  590,542
                                       ------------             ------------             -----------              -----------
NET CHANGE IN NET ASSETS........        (13,379,265)                (440,634)               (190,057)                (941,026)
NET ASSETS -- BEGINNING OF
 PERIOD.........................        168,899,230              106,603,901              15,289,204               16,951,498
                                       ------------             ------------             -----------              -----------
NET ASSETS -- END OF PERIOD.....       $155,519,965             $106,163,267             $15,099,147              $16,010,472
                                       ============             ============             ===========              ===========

             See Notes to Unaudited Condensed Financial Statements

                                                      MET INVESTORS FUND
    ----------------------------------------------------------------------------------------------------------------------
                                                                                       MET/AIM       STATE STREET RESEARCH
        MFS MID CAP           PIMCO               PIMCO              MET/AIM          SMALL CAP          CONCENTRATED
          GROWTH           TOTAL RETURN        INNOVATION          MID CAP CORE         GROWTH           INTERNATIONAL
         PORTFOLIO          PORTFOLIO           PORTFOLIO        EQUITY PORTFOLIO     PORTFOLIO            PORTFOLIO
    -------------------   --------------   -------------------   ----------------   --------------   ---------------------
      FOR THE PERIOD      FOR THE PERIOD     FOR THE PERIOD       FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD
    JANUARY 14, 2002 TO   MAY 1, 2002 TO   JANUARY 14, 2002 TO    MAY 1, 2002 TO    MAY 1, 2002 TO      MAY 1, 2002 TO
         JUNE 30,            JUNE 30,           JUNE 30,             JUNE 30,          JUNE 30,            JUNE 30,
           2002                2002               2002                 2002              2002                2002
    -------------------   --------------   -------------------   ----------------   --------------   ---------------------
        $   (1,684)          $   (215)          $    (424)           $    (34)         $ 16,064            $(16,185)
           (22,857)                 1             (10,202)                 12                --                  --
          (368,598)              (203)           (111,919)             (4,147)          (11,397)                 (7)
        ----------           --------           ---------            --------          --------            --------
          (393,139)              (417)           (122,545)             (4,169)            4,667             (16,192)
        ----------           --------           ---------            --------          --------            --------
            91,560             15,283              15,179               4,291            62,817                  19
            (4,937)                --                 (32)                 --            (5,366)                 --
        ----------           --------           ---------            --------          --------            --------
            86,623             15,283              15,147               4,291            57,451                  19
           426,196            819,915              86,511             152,823           430,460                 333
         1,249,035              4,731             347,681              16,872           (18,413)             16,180
        ----------           --------           ---------            --------          --------            --------
         1,761,854            839,929             449,339             173,986           469,498              16,532
        ----------           --------           ---------            --------          --------            --------
         1,368,715            839,512             326,794             169,817           474,165                 340
                --                 --                  --                  --                --                  --
        ----------           --------           ---------            --------          --------            --------
        $1,368,715           $839,512           $ 326,794            $169,817          $474,165            $    340
        ==========           ========           =========            ========          ========            ========

             See Notes to Unaudited Condensed Financial Statements

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS -- JUNE 30, 2003

1. BUSINESS. New England Variable Life Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on January 31, 1983 to support NELICO's operations with respect to certain variable life contracts ("Contracts"). NELICO is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account was registered as a unit investment trust on June 8, 1983 under the Investment Company Act of 1940, as amended. It was established in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Separate Account presently consists of forty-three sub-accounts that support variable life insurance policies.

The Separate Account is divided into sub-accounts invested in shares of the corresponding portfolios, series or funds of the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the American Funds Insurance Series (the "American Fund"), the Fidelity Variable Insurance Products Funds (the "Fidelity Fund") and the Met Investors Series Trust (the "Met Investors Fund"), collectively, (the "Funds"). For convenience, the portfolios, series and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business NELICO may conduct.

METROPOLITAN FUND:
  Zenith Equity Portfolio
  State Street Research Bond Income Portfolio
  State Street Research Money Market Portfolio
  MFS Total Return Portfolio
  Harris Oakmark Focused Value Portfolio
  FI Structured Equity Portfolio
  Loomis Sayles Small Cap Portfolio
  Loomis Sayles Balanced Portfolio
  Davis Venture Value Portfolio
  Alger Equity Growth Portfolio
  Salomon Brothers U.S. Government Portfolio
  Salomon Brothers Strategic Bond Opportunities Portfolio
  MFS Investors Trust Portfolio
  MFS Research Managers Portfolio
  FI Mid Cap Opportunities Portfolio
  Janus Mid Cap Portfolio
  Met/Putnam Voyager Portfolio
  Russell 2000 Index Portfolio
  Putnam International Stock Portfolio
  State Street Research Aurora Portfolio
  MetLife Stock Index Portfolio
  Lehman Brothers Aggregate Bond Index Portfolio
  Morgan Stanley EAFE Index Portfolio
  MetLife Mid Cap Stock Index Portfolio
  Franklin Templeton Small Cap Growth Portfolio

METROPOLITAN FUND (CONTINUED):
  State Street Research Investment Trust Portfolio
  State Street Research Large Cap Value Portfolio
  Neuberger Berman Partners Mid Cap Value Portfolio
  Harris Oakmark Large Cap Value Portfolio

AMERICAN FUND:
  American Funds Growth Portfolio
  American Funds Growth-Income Portfolio
  American Funds Global Small Cap Portfolio

FIDELITY FUND:
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Asset Manager Portfolio

MET INVESTORS FUND:
  T. Rowe Price Mid Cap Growth Portfolio
  PIMCO Total Return Portfolio
  PIMCO Innovation Portfolio
  Met/AIM Mid Cap Core Equity Portfolio
  Met/AIM Small Cap Growth Portfolio
  Harris Oakmark International Portfolio
  Janus Aggressive Growth Portfolio

2. SIGNIFICANT ACCOUNTING POLICIES. The unaudited condensed financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.

A. VALUATION OF INVESTMENTS. Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the Funds are valued at fair value. Money market fund investments are valued utilizing the amortized cost method of valuation.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS -- (CONTINUED)

B. SECURITY TRANSACTIONS. Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

C. FEDERAL INCOME TAXES. The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

D. NET PREMIUMS. NELICO deducts a sales load and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain policies, NELICO also deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal income tax charge is imposed in connection with certain policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

E. USE OF ESTIMATES. The preparation of unaudited condensed financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported herein. Actual results could differ from those estimates.

F. RECLASSIFICATION. Certain reclassifications have been made to the financial statements for the prior periods to conform to the current year's presentation.

G. PORTFOLIO AND OTHER TRANSFERS. Transfers among the sub-accounts are presented under the caption net portfolio transfers. Cost of insurance charges, policy loan activity, benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES. NELICO charges the Separate Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Separate Account from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Under some versions of the policies, the charge is assessed daily against the Separate Account assets, and under others it is deducted monthly from policy cash values. The rate of the charge varies by policy version.

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS. The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                              ---------    --------
                                                                 (IN THOUSANDS)
METROPOLITAN FUND:
  Zenith Equity Portfolio...................................  $ 13,899     $ 42,145
  State Street Research Bond Income Portfolio...............    17,159       10,419
  State Street Research Money Market Portfolio..............    17,079       19,146
  MFS Total Return Portfolio................................     7,373        3,603
  Harris Oakmark Focused Value Portfolio....................    10,718        7,318
  FI Structured Equity Portfolio............................     3,239        5,600
  Loomis Sayles Small Cap Portfolio.........................     5,744        7,205
  Loomis Sayles Balanced Portfolio..........................     1,887        1,688
  Davis Venture Value Portfolio.............................    17,103       14,710
  Alger Equity Growth Portfolio.............................    11,939       14,108
  Salomon Brothers U.S. Government Series Portfolio.........       145          230
  Salomon Brothers Strategic Bond Opportunities Portfolio...       206           49
  MFS Investors Trust Portfolio.............................       701          391
  MFS Research Managers Portfolio...........................       939        1,150
  FI Mid Cap Opportunities Portfolio........................       577          164
  Janus Mid Cap Portfolio...................................     2,809        2,292
  Met/Putnam Voyager Portfolio..............................     1,286          925
  Russell 2000 Index Portfolio..............................     2,309        1,002
  Putnam International Stock Portfolio......................     4,257        1,154
  State Street Research Aurora Portfolio....................     5,460        2,613
  MetLife Stock Index Portfolio.............................    12,954       11,365
  Lehman Brothers Aggregate Bond Index Portfolio............     8,547        2,231
  Morgan Stanley EAFE Index Portfolio.......................     1,506          108
  MetLife Mid Cap Stock Index Portfolio.....................     1,079          526
  Janus Growth Portfolio....................................       381        1,801
  Franklin Templeton Small Cap Growth Portfolio.............       711          369
  State Street Research Investment Trust Portfolio..........       202           30
  State Street Research Large Cap Value Portfolio...........       744           11
  Neuberger Berman Partners Mid Cap Value Portfolio.........     1,752          689
  Harris Oakmark Large Cap Value Portfolio..................     2,210          354
AMERICAN FUND:
  American Funds Growth Portfolio...........................    15,409        2,444
  American Funds Growth-Income Portfolio....................    10,491        1,743
  American Funds Global Small Cap Portfolio.................     2,031          581
FIDELITY FUND:
  Fidelity VIP Equity-Income Portfolio......................     6,881        9,324
  Fidelity VIP Overseas Portfolio...........................     4,503        6,053
  Fidelity VIP High Income Portfolio........................     8,923        3,052
  Fidelity VIP Asset Manager Portfolio......................     2,067        1,430
MET INVESTORS FUND:
  T. Rowe Price Mid Cap Growth Portfolio....................       765          205
  PIMCO Total Return Portfolio..............................    11,393          915
  PIMCO Innovation Portfolio................................     1,239          281
  Met/AIM Mid Cap Core Equity Portfolio.....................       765           29
  Met/AIM Small Cap Growth Portfolio........................     1,080          383
  Harris Oakmark International Portfolio....................       686           24
  Janus Aggressive Growth Portfolio.........................     1,679           76
                                                              --------     --------
    Total...................................................  $222,827     $179,936
                                                              ========     ========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS -- (CONCLUDED)

5. CHANGE OF PORTFOLIO NAME AND PORTFOLIO MERGERS. Effective January 1, 2003, MFS Mid Cap Growth Portfolio changed sub-advisers from Massachusetts Financial Services to T. Rowe Price Associates Inc. and changed its name to T. Rowe Price Mid Cap Growth Portfolio; and State Street Research Concentrated International Portfolio changed sub-advisers from State Street Research & Management Company to Harris Associates L.P. and changed its name to Harris Oakmark International Portfolio. Effective April 28, 2003, Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund. Effective May 1, 2003, Putnam Large Cap Growth Portfolio changed its name to Met/Putnam Voyager Portfolio and all series of the New England Zenith Fund became newly organized portfolios of the Metropolitan Fund. The reorganization had no effect on the investment objectives, policies or advisory fees of any series, nor was there any change in investment adviser or sub-adviser.

NEW ENGLAND LIFE INSURANCE COMPANY
 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of New England Life Insurance Company

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2002, the Company adopted the provisions of the Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets.

As discussed in Note 15, the accompanying consolidated financial statements have been restated.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 19, 2003
August 29, 2003, as to Notes 14 and 15.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED BALANCE SHEETS (AS RESTATED, SEE NOTE 15)

DECEMBER 31, 2002 AND 2001
(DOLLARS IN MILLIONS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                               2002      2001
                                                              ------    ------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $658 and $340, respectively)...........  $  685    $  344
  Equity securities, at fair value (cost: $24 and $30,
    respectively)...........................................      23        27
  Policy loans..............................................     270       262
  Other limited partnership interests.......................      15        20
  Short-term investments....................................      34        --
  Other invested assets.....................................      10        12
                                                              ------    ------
      Total investments.....................................   1,037       665
                                                              ------    ------
Cash and cash equivalents...................................     106       210
Accrued investment income...................................      17        19
Premiums and other receivables..............................     180       133
Deferred policy acquisition costs...........................   1,240     1,169
Other assets................................................      84       113
Separate account assets.....................................   5,425     5,725
                                                              ------    ------
      TOTAL ASSETS..........................................  $8,089    $8,034
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
  Future policy benefits....................................  $  338    $  245
  Policyholder account balances.............................     748       661
  Other policyholder funds..................................     306       296
  Policyholder dividends payable............................       2         2
  Current income taxes payable..............................      16        --
  Deferred income taxes payable.............................      53        63
  Other liabilities.........................................     254       115
  Separate account liabilities..............................   5,425     5,725
                                                              ------    ------
      TOTAL LIABILITIES.....................................   7,142     7,107
                                                              ------    ------
Commitments and contingencies (Note 6)

STOCKHOLDER'S EQUITY:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value; 1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     273       273
Accumulated other comprehensive income......................      24         4
                                                              ------    ------
      TOTAL STOCKHOLDER'S EQUITY............................     947       927
                                                              ------    ------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY..................  $8,089    $8,034
                                                              ======    ======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF INCOME (AS RESTATED, SEE NOTE 15)

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                              2002    2001    2000
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $ 91    $117    $125
Universal life and investment-type product policy fees......   407     351     272
Net investment income.......................................    36      44      63
Other revenues..............................................   190     221     283
Net investment losses.......................................   (11)     (1)    (28)
                                                              ----    ----    ----
        TOTAL REVENUES......................................   713     732     715
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   131     104     150
Interest credited to policyholder account balances..........    30      24      20
Policyholder dividends......................................     5       3      18
Other expenses..............................................   495     471     493
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   661     602     681
                                                              ----    ----    ----
Income before provision for income taxes, cumulative effect
  of a change in accounting principle, and minority
  interest..................................................    52     130      34
Provision for income taxes..................................     7      39      24
                                                              ----    ----    ----
Income before cumulative effect of a change in accounting
  principle and minority interest...........................    45      91      10
Cumulative effect of a change in accounting principle.......   (15)     --      --
Minority interest...........................................   (25)    (20)     --
                                                              ----    ----    ----
NET INCOME..................................................  $  5    $ 71    $ 10
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (AS RESTATED, SEE NOTE 15)

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                                                        ACCUMULATED
                                                               ADDITIONAL                  OTHER
                                                      COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                                      STOCK     CAPITAL     EARNINGS   (LOSS) INCOME   TOTAL
                                                      ------   ----------   --------   -------------   -----
BALANCE AT DECEMBER 31, 1999........................    $3        $647        $211         $(11)       $850
  Dividends on preferred stock......................                           (11)                     (11)
  Comprehensive income:
    Net income......................................                            10                       10
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes................................                                          2           2
                                                                                                       ----
  Comprehensive income..............................                                                     12
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2000........................     3         647         210           (9)        851
  Dividends on preferred stock......................                            (8)                      (8)
  Comprehensive income:
    Net income......................................                            71                       71
    Other comprehensive income:
      Unrealized investment gains net of related
        offsets and income taxes....................                                         13          13
                                                                                                       ----
  Comprehensive income..............................                                                     84
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2001........................     3         647         273            4         927
  Dividends on preferred stock......................                            (5)                      (5)
  Comprehensive income:
    Net income......................................                             5                        5
    Other comprehensive income:
      Unrealized investment gains net of related
        offsets and income taxes....................                                         20          20
                                                                                                       ----
  Comprehensive income..............................                                                     25
                                                        --        ----        ----         ----        ----
BALANCE AT DECEMBER 31, 2002........................    $3        $647        $273         $ 24        $947
                                                        ==        ====        ====         ====        ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 CONSOLIDATED STATEMENTS OF CASH FLOWS (AS RESTATED, SEE NOTE 15)

FOR THE YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
(DOLLARS IN MILLIONS)

                                                               2002      2001      2000
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $     5   $    71   $    10
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................        8        10        13
    Losses from sale of investments.........................       11         1        28
    Interest credited to policyholder account balances......       30        24        20
    Universal life and investment-type product policy
     fees...................................................     (407)     (351)     (272)
    Change in accrued investment income.....................        2         1        10
    Change in premiums and other receivables................        6       (12)       (2)
    Change in deferred policy acquisition costs, net........      (66)     (145)     (110)
    Change in insurance-related liabilities.................      103       102      (420)
    Change in income taxes payable..........................       (4)       37       (12)
    Change in other liabilities.............................      139       (64)       26
  Other, net................................................       47       123       177
                                                              -------   -------   -------
Net cash used in operating activities.......................     (126)     (203)     (532)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      176       135       587
    Equity securities.......................................        1        --        35
  Purchases of:
    Fixed maturities........................................     (550)     (226)      (87)
    Equity securities.......................................       --        (5)       (9)
  Net change in short-term investments......................      (34)       10        53
  Net change in policy loans................................       (8)      (28)      (52)
  Loss from sale of business, net...........................       --        --       (54)
  Other, net................................................       39       (19)       (3)
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........     (376)     (133)      470
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    1,426     2,109     1,712
    Withdrawals.............................................   (1,023)   (1,669)   (1,532)
  Long-term debt repaid.....................................       --        --       (77)
  Dividends on preferred stock..............................       (5)       (8)      (11)
                                                              -------   -------   -------
Net cash provided by financing activities...................      398       432        92
                                                              -------   -------   -------
Change in cash and cash equivalents.........................     (104)       96        30
Cash and cash equivalents, beginning of year................      210       114        84
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $   106   $   210   $   114
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     1   $     2   $     7
                                                              =======   =======   =======
    Income taxes............................................  $     6   $     7   $    22
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE 15)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations), New England Securities Corporation ("NES"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc. ("NLS") and Nathan and Lewis Associates, Inc. NELICO owns a majority interest in MetLife Advisers LLC ("Advisers") and New England Financial Distributors LLC ("NEFD"). On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to January 1, 2001, Advisers was owned 100% by the Company. On January 1, 2001 the Company entered into an agreement with certain affiliated entities whereby those entities received a non-voting equity interest in Advisers. The Company retained 100% of the voting interests.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The significant accounting policies, estimates, and related judgments underlying the Company's consolidated financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations.

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. In addition, the Company has established a minority interest for the portion of the net income of Advisers not attributable to the Company's ownership of $25 million and $20 million for the years ended December 31, 2002 and 2001, respectively. Minority interest in the stockholder's equity of the Company was less than $1 million as of December 31, 2002 and 2001, respectively.

The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies and does not have a controlling interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2002 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income, impairments and the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the fixed maturities impairment evaluation process include, but are not limited to: (i) The length of time and the extent to which the market value has been below amortized cost; (ii) The potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) The potential for impairments in an entire industry sector or sub-sector; (iv) The potential for impairments in certain economically depressed geographic locations; (v) The potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and (vi) Other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

Policy loans are stated at unpaid principal balances, which are not in excess of net cash surrender values of related insurance policies. Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

VARIABLE INTEREST ENTITIES

Effective in 2003, Financial Accounting Standards Board ("FASB") Interpretation No. 46, Consolidation of Variable Interest Entities, and Interpretation of APB No. 51 ("FIN 46") established new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). Certain investments in real estate joint ventures and other limited partnership interests meet the VIE definition. The Company will be required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The Company is still in the process of evaluating its investments with regard to the implementation of FIN 46.

The following table presents the total assets and the maximum exposure to loss relating to the VIEs that the Company believes it is reasonably possible it will need to consolidate in accordance with the provisions of FIN 46 at:

                                                                DECEMBER 31, 2002
                                                              ----------------------
                                                                           MAXIMUM
                                                               TOTAL       EXPOSURE
                                                               ASSETS      TO LOSS
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
Other structured investment transactions....................     $18         $  --(1)
Other limited partnership interests.........................       1             1(2)
                                                                 ---         -----
    Total...................................................     $19         $   1
                                                                 ===         =====

---------------
(1) The maximum exposure to loss is based on the carrying value of beneficial interests.

(2) The maximum exposure to loss is based on the carrying value plus unfunded commitments reduced by amounts guaranteed by other partners.

The other structured investment is an equity interest in a life insurance entity that the Company holds. This entity, which reinsures certain risks from the Company and Metropolitan Life, was established to facilitate the retention of top producing agents and to increase the quality of insurance written by such agents through the use of agent-owned participating equity.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation and amortization of property, equipment, and leasehold improvements was $4 million and $54 million at December 31, 2002 and 2001, respectively. Related depreciation and amortization expense was $168,000, $1 million and $9 million for the years ended December 31, 2002, 2001 and 2000, respectively. During 2002, the Company received $27 million from MetLife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

application development stage are capitalized. Such costs are amortized generally over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $15 million and $10 million at December 31, 2002 and 2001, respectively. Related amortization expense was $5 million, $8 million and $2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Interest rates are based on rates in effect at the inception or acquisition of the contracts.

Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-participating traditional life, non-medical health policies and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Information regarding deferred policy acquisition costs is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Balance at January 1........................................  $1,169    $1,013    $  926
Capitalization of policy acquisition costs..................     174       207       219
                                                              ------    ------    ------
    Total...................................................   1,343     1,220     1,145
                                                              ------    ------    ------
Amortization allocated to:
  Net realized investment losses............................      --        --         1
  Unrealized investment (losses) gains......................      (4)      (11)       23
  Other expenses............................................     107        62       108
                                                              ------    ------    ------
    Total amortization......................................     103        51       132
                                                              ------    ------    ------
Balance at December 31......................................  $1,240    $1,169    $1,013
                                                              ======    ======    ======

Amortization of deferred policy acquisition costs is allocated to: (i) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains on the amount of the amortization, (ii) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized to earnings, if such gains and losses had been recognized and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but tested for impairment at least annually to determine if a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 10 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

During 2002, the Company completed the goodwill impairment tests, which indicated the Company's goodwill was impaired. The Company wrote off all of the goodwill and recorded a cumulative effect of a change in accounting principle of $15 million. The goodwill impairment was due to reductions in anticipated future performance of its subsidiary, Nathan and Lewis Securities, Inc.

Net income for the years ended December 31, 2001 and 2000, adjusted to exclude amortization of goodwill, would have been $73 million and $12 million, respectively.

Changes in goodwill were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Net balance at January 1....................................   $ 15       $17       $19
Impairment losses...........................................    (15)       --        --
Amortization................................................     --        (2)       (2)
                                                               ----       ---       ---
Net balance at December 31..................................   $ --       $15       $17
                                                               ====       ===       ===

                                                              DECEMBER 31,
                                                              -------------
                                                              2002     2001
                                                              -----    ----
                                                               (DOLLARS IN
                                                                MILLIONS)
Accumulated amortization....................................  $ --      $8
                                                              =====     ==

FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 6% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities is 3%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 1% to 9%, less expenses, mortality charges, and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such fees are recognized in the period in which services are performed. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

OTHER REVENUES

Other revenues include broker/dealer commissions and fees, and administrative fees. Such commissions and fees are recognized in the period in which services are performed.

POLICYHOLDER DIVIDENDS

Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

PARTICIPATING BUSINESS

Participating business represented approximately 3% of the Company's life insurance in force and 9% of the number of life insurance policies in force at December 31, 2002 and 2001. Participating policies represented approximately 52% and 70%, 52% and 67% and 55% and 65% of gross and net life insurance premiums for the years ended December 31, 2002, 2001 and 2000, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

INCOME TAXES

Beginning in taxable year 2002, NELICO joins with MetLife and its includable affiliates in filing a consolidated federal income tax return. Prior to taxable year 2002, NELICO and its includable life insurance and non-life insurance subsidiaries filed a separate consolidated federal income tax return. Non-includable subsidiaries of NELICO file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

REINSURANCE

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair market value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the investments of the separate account accrue directly to contract holders and, accordingly, are not reflected in the Company's consolidated financial statements. Mortality, policy administration and surrender charges to all separate accounts are included in revenues.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

In January 2003, the FASB issued FIN 46 which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. FIN 46 is effective for all new variable interest entities created or acquired after January 31, 2003. For variable interest entities created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning after June 15, 2003. The Company is in the process of assessing the impact of FIN 46 on its consolidated financial statements. Certain disclosure provisions of FIN 46 were required for December 31, 2002 financial statements. See "Variable Interest Entities."

Effective July 1, 2001, the Company adopted SFAS No. 141, Business Combinations ("SFAS 141"). SFAS 141 requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. Adoption of SFAS 141 did not have an impact on the Company's consolidated financial statements for 2002.

Effective January 1, 2002, the Company adopted SFAS No. 142 Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. Amortization of goodwill was $2 million for both years ended December 31, 2001 and 2000. The Company has completed the required impairment tests of goodwill and indefinite-lived intangible assets. As a result of these tests, the Company recorded a $15 million charge to earnings relating to the impairment of all goodwill assets in the fourth quarter of 2002 as a cumulative effect of a change in accounting principle.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have an impact on the Company's consolidated financial statements for 2002.

In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections. In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 is effective for fiscal years beginning after May 15, 2002, and will not have a significant impact on the Company's consolidated results of operations, financial position or cash flows.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities -- a Replacement FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements did not have a material impact on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted EITF 99-20, Recognition of Interest Income and Impairment on Certain Investments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

Effective October 1, 2000, the Company adopted SAB No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying GAAP to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position ("SOP") No. 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2002 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. corporate securities.................................     371        19       2         388
  Mortgage-backed securities................................     147         3      --         150
  Foreign corporate securities..............................      60         4       1          63
  U.S. treasuries/agencies..................................      22         2      --          24
  Asset-backed securities...................................      40         2      --          42
  Foreign government securities.............................       1        --      --           1
  Other fixed income assets.................................      17        --      --          17
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $658       $30      $3        $685
                                                                ====       ===      ==        ====
Equity securities:
  Common stocks.............................................    $ 24       $--      $1        $ 23
                                                                ====       ===      ==        ====

Fixed maturities and equity securities at December 31, 2001 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed maturities:
  U.S. corporate securities.................................     179         6       3         182
  Mortgage-backed securities................................      83        --      --          83
  Foreign corporate securities..............................      21         1       1          21
  U.S. treasuries/agencies..................................      27         1      --          28
  Asset-backed securities...................................      11        --      --          11
  Foreign government securities.............................       4        --      --           4
  Other fixed income assets.................................      15        --      --          15
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $340       $ 8      $4        $344
                                                                ====       ===      ==        ====
Equity securities:
  Common stocks.............................................    $ 30       $--      $3        $ 27
                                                                ====       ===      ==        ====

The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $28 million for the years ended December 31, 2002 and 2001, respectively. Non-income producing fixed maturities were $1 million and $657 thousand at December 31, 2002 and 2001, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

The cost or amortized cost and estimated fair value of bonds at December 31, 2002, by contractual maturity date are shown below:

                                                               COST OR
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 11          $ 12
Due after one year through five years.......................     200           207
Due after five years through ten years......................     179           189
Due after ten years.........................................      81            84
                                                                ----          ----
    Subtotal................................................     471           492
Mortgage-backed and asset-backed securities.................     187           193
                                                                ----          ----
  Total fixed maturities....................................    $658          $685
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales of securities classified as available-for-sale were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2002      2001      2000
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Proceeds....................................................   $62      $127      $119
Gross investment gains......................................     1         2         1
Gross investment losses.....................................     3         2         1

Gross investment losses above exclude writedowns recorded during 2002 and 2001 for other than temporarily impaired available-for-sale securities of $9 million and $1 million, respectively. There were no writedowns for the year ended December 31, 2000.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2002 and 2001.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $24       $23       $48
Equity securities...........................................   --         1         2
Policy loans................................................   15        14        12
Other limited partnership interests.........................   (6)        5         2
Cash, cash equivalents and short-term investments...........    4        --        --
Other.......................................................    2         2         4
                                                              ---       ---       ---
    Total...................................................   39        45        68
Less: Investment expenses...................................    3         1         5
                                                              ---       ---       ---
    Net investment income...................................  $36       $44       $63
                                                              ===       ===       ===

NET INVESTMENT LOSSES

Net investment losses were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $(5)      $--       $ --
Equity securities...........................................   (6)       --        (28)
Other.......................................................   --        (1)        (1)
                                                              ----      ---       ----
    Total...................................................  (11)       (1)       (29)
Amounts allocable to deferred policy acquisition costs......   --        --          1
                                                              ----      ---       ----
    Net investment losses...................................  $(11)     $(1)      $(28)
                                                              ====      ===       ====

Investment losses have been reduced by deferred policy acquisition costs to the extent that such amortization results from investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

NET UNREALIZED INVESTMENT GAINS (LOSSES)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $27       $ 4       $(5)
Equity securities...........................................   (1)       (3)       (2)
Other invested assets.......................................   (1)       (2)       --
                                                              ----      ---       ---
    Total...................................................   25        (1)       (7)
                                                              ----      ---       ---
Amounts allocable to:
  Deferred policy acquisition costs.........................    9         5        (6)
Deferred income taxes.......................................  (10)       --         4
                                                              ----      ---       ---
    Total...................................................   (1)        5        (2)
                                                              ----      ---       ---
    Net unrealized investment gains (losses)................  $24       $ 4       $(9)
                                                              ====      ===       ===

The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $ 4       $(9)      $(11)
Unrealized gains during the year............................   26         6         25
Unrealized gains (losses) relating to
    Deferred policy acquisition costs.......................    4        11        (23)
Deferred income taxes.......................................  (10)       (4)        --
                                                              ----      ---       ----
Balance at December 31......................................  $24       $ 4       $ (9)
                                                              ====      ===       ====
Net change in unrealized investment gains...................  $20       $13       $  2
                                                              ====      ===       ====

3. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2002
Assets:
  Fixed maturities..........................................    $685         $685
  Equity securities.........................................      23           23
  Policy loans..............................................     270          270
  Short-term investments....................................      34           34
  Cash and cash equivalents.................................     106          106
Liabilities:
  Policyholder account balances.............................     282          264

                                                              CARRYING    ESTIMATED
                                                               VALUE      FAIR VALUE
                                                              --------    ----------
                                                              (DOLLARS IN MILLIONS)
DECEMBER 31, 2001
Assets:
  Fixed maturities..........................................    $344         $344
  Equity securities.........................................      27           27
  Policy loans..............................................     262          262
  Cash and cash equivalents.................................     210          210
Liabilities:
  Policyholder account balances.............................     228          222

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

4. EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.

                                                                         DECEMBER 31,
                                                              ----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              ----------------    --------------
                                                              2002       2001     2002     2001
                                                              -----      -----    -----    -----
                                                                    (DOLLARS IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........  $  --      $ 286    $ 13     $ 45
  Interest cost.............................................     --         --       1        1
  Actuarial losses (gains)..................................     --         --       3       (1)
  Transfers in (out of controlled group)....................     --       (286)     --      (31)
  Benefits paid.............................................     --         --      (1)      (1)
                                                              -----      -----    ----     ----
Projected benefit obligation at end of year.................     --         --      16       13
                                                              -----      -----    ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     --        213      --       --
  Transfers in (out of controlled group)....................     --       (213)     --       --
                                                              -----      -----    ----     ----
Contract value of plan assets at end of year................     --         --      --       --
Under funded................................................     --         --     (16)     (13)
                                                              -----      -----    ----     ----
Unrecognized net actuarial (gains)..........................     --         --     (14)     (18)
                                                              -----      -----    ----     ----
Prepaid accrued benefit cost................................  $  --      $  --    $(30)    $(31)
                                                              =====      =====    ====     ====

There were no aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans.

The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:

                                                              PENSION BENEFITS     OTHER BENEFITS
                                                              -----------------    --------------
                                                               2002       2001     2002     2001
                                                              -------    ------    -----    -----
                                                                     (DOLLARS IN MILLIONS)
Weighted average assumptions at December 31,
Discount rate...............................................     N/A       N/A     6.75%    7.40%
Expected rate of return on plan assets......................     N/A       N/A      N/A      N/A
Rate of compensation increase...............................     N/A       N/A      N/A      N/A

The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9% in 2002, gradually decreasing to 5% in 2010 and generally 9.5% in 2001, gradually decreasing to 5% over five years.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:

                                                    PENSION BENEFITS           OTHER BENEFITS
                                                 ----------------------    ----------------------
                                                 2002     2001     2000    2002     2001     2000
                                                 -----    -----    ----    -----    -----    ----
                                                              (DOLLARS IN MILLIONS)
Service cost...................................    --       --       7       --       --       1
Interest cost..................................    --       --      20        1        1       3
Expected return on plan assets.................    --       --     (19)      --       --      --
Amortization of prior actuarial gains..........    --       --       1       (1)      (1)     (1)
                                                 -----    -----    ----    -----    -----    ---
Net periodic benefit cost......................  $ --     $ --     $ 9     $ --     $ --     $ 3
                                                 =====    =====    ====    =====    =====    ===

SAVINGS AND INVESTMENT PLANS

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the year ended December 31, 2000. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

5. SEPARATE ACCOUNTS

The Company has non-guaranteed separate accounts totaling $5,425 million and $5,725 million at December 31, 2002 and 2001, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $54 million, $48 million and $46 million for the years ended December 31, 2002, 2001 and 2000, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity risk and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, these investment products carry a graded surrender charge as well as a market value adjustment.

6. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2002, 2001, and 2000.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

7. INCOME TAXES

The provision for income tax expense was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2002      2001      2000
                                                              ------    ------    ------
                                                                (DOLLARS IN MILLIONS)
Current:
  Federal...................................................   $ 27       $(2)     $ 36
                                                               ----       ---      ----
                                                                 27        (2)       36
                                                               ----       ---      ----
Deferred:
  Federal...................................................    (20)       41       (13)
  State and local...........................................     --        --         1
                                                               ----       ---      ----
                                                                (20)       41       (12)
                                                               ----       ---      ----
Provision for income taxes..................................   $  7       $39      $ 24
                                                               ====       ===      ====

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................  $18       $45       $12
Tax effect of:
  Tax exempt investment income..............................   (3)       (2)       --
  Sale of Subsidiaries......................................   --        --        10
  Other, net................................................   (8)       (4)        2
                                                              ---       ---       ---
Provision for income taxes..................................  $ 7       $39       $24
                                                              ===       ===       ===

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2002          2001
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................   $300          $284
  Tax loss carry-forwards...................................     10            10
  Other.....................................................     22            20
                                                               ----          ----
                                                                332           314
                                                               ----          ----
  Less: valuation allowance.................................     10            10
                                                               ----          ----
                                                                322           304
                                                               ----          ----
Deferred income tax liabilities:
  Investments...............................................     (5)            6
  Deferred policy acquisition costs.........................    355           339
  Net unrealized investment gains...........................     10             4
  Other.....................................................     15            18
                                                               ----          ----
                                                                375           367
                                                               ----          ----
Net deferred income tax liability...........................   $(53)         $(63)
                                                               ====          ====

8. REINSURANCE

The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes through its various franchises. Risks in excess of $5 million are 100% reinsured. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

The effect of reinsurance on premiums earned is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2002       2001       2000
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 228      $ 305      $ 221
Reinsurance assumed.........................................     --        (10)        11
Reinsurance ceded...........................................   (137)      (178)      (107)
                                                              -----      -----      -----
Net premiums................................................  $  91      $ 117      $ 125
                                                              =====      =====      =====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 127      $ 102      $  73
                                                              =====      =====      =====

Reinsurance recoverables, included in premiums and other receivables, were $116 million and $94 million at December 31, 2002 and 2001, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
BALANCE AT JANUARY 1........................................  $ 7       $ 4       $ 4
  Reinsurance recoverables..................................   (5)       (3)       (3)
                                                              ---       ---       ---
NET BALANCE AT JANUARY 1....................................    2         1         1
                                                              ---       ---       ---
Incurred related to:
  Current year..............................................    1         1        --
                                                              ---       ---       ---
NET BALANCE AT DECEMBER 31..................................    3         2         1
  Add: Reinsurance recoverables.............................   10         5         3
                                                              ---       ---       ---
BALANCE AT DECEMBER 31......................................  $13       $ 7       $ 4
                                                              ===       ===       ===

9. OTHER EXPENSES

Other expenses were comprised of the following:

                                                               YEARS ENDED DECEMBER 31,
                                                              ---------------------------
                                                              2002       2001       2000
                                                              -----      -----      -----
                                                                 (DOLLARS IN MILLIONS)
Compensation................................................  $  99      $ 106      $  92
Commissions.................................................    228        210        226
Amortization of policy acquisition costs....................    107         62        108
Capitalization of policy acquisition costs..................   (174)      (207)      (219)
Advisory fees...............................................     84         95         85
Insurance taxes, licenses, and fees.........................      8         23         27
Agency allowances...........................................     96        104         94
Other.......................................................     47         78         80
                                                              -----      -----      -----
  Total other expenses......................................  $ 495      $ 471      $ 493
                                                              =====      =====      =====

10. STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance (the "Commissioner") if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31. In addition, Dividends cannot be paid from a source other than statutory surplus without prior approval of the Commissioner. Since NELICO's statutory surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

The Company paid no common stockholder dividends for the years ended December 31, 2002, 2001 and 2000. The Company paid preferred dividends of $5 million, $8 million, and $11 million during the years ended December 31, 2002, 2001, and 2000, respectively, with prior approval of the Commissioner.

STATUTORY EQUITY AND INCOME

Applicable insurance department regulations require that the insurance subsidiaries prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, and valuing securities on a different basis. Statutory net (loss) income of the Company, as filed with the Commonwealth of Massachusetts Division of Insurance (the "Division"), was ($35) million, $2 million and ($11) million for the years ended 2002, 2001 and 2000, respectively; statutory capital and surplus, as filed, was $360 million and $364 million at December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles (the "Codification"), which is intended to standardize regulatory accounting and reporting to state insurance departments, and became effective January 1, 2001. However, statutory accounting principles continue to be established by individual state laws and permitted practices.

The Division required adoption of the Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. OTHER COMPREHENSIVE INCOME

The following table sets forth the reclassification adjustments required for the years ended December 31, 2002, 2001 and 2000 to avoid double-counting in other comprehensive income items that are included as part of net income for the current year that have been reported as a part of other comprehensive income in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2002      2001      2000
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year........  $10       $20       $ 23
Income tax effect of holding (gains) or losses..............   (3)       (5)        16
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   16       (12)        --
  Amortization of premiums and accretion of discounts on
    investments.............................................    1        (1)        --
  Income tax effect.........................................   (6)        3         --
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................    4        11        (23)
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................   (2)       (3)       (14)
                                                              ---       ----      ----
Other comprehensive income..................................  $20       $13       $  2
                                                              ===       ====      ====

12. RELATED PARTY TRANSACTIONS

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $154 million and $73 million for administrative services in 2002 and 2001 respectively. The Company charged Metropolitan Life $164 million for administrative services for 2000. In addition, $61 million was charged to Metropolitan Life by the Company for other miscellaneous services for 2000. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

During 2002, the Company received $27 million from MetLife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $5 million, $8 million and $11 million of dividends on the preferred stock in 2002, 2001 and 2000, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. Under these agreements, which expired in 2001, the Company paid $0, $5 million, $0 in 2002, 2001 and 2000, respectively.

Commissions earned by NES from sales of shares in funds sponsored by New England Funds ("NEF"), a subsidiary of MetLife through October 2000, were $12 million in 2000. NES earned asset-based income of $10 million on assets under management with NEF of approximately $3,500 million in 2000.

Management believes intercompany expenses have been calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has various reinsurance agreements with affiliated entities. The Company had ceded premium of $34 million, $32 million, and $28 million in 2002, 2001 and 2000, respectively.

13. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Life and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Life and Health provides group life, medical, and disability contracts to corporations and small businesses and provides disability income coverage to individuals. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2002, 2001 and 2000. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2002                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   75       $    3     $   --       $11         $    2      $   91
Universal life and investment-type product
  policy fees.............................       281           41         10        --             75         407
Net investment income.....................         6            8          2         1             19          36
Other revenues............................        13           (3)         4         7            169         190
Net investment losses.....................        (1)          (1)        --        --             (9)        (11)
Policyholder benefits and claims..........       110            7         --         8              6         131
Interest credited to policyholder.........        21            6          3        --             --          30
Policyholders' Dividends..................         5           --         --        --             --           5
Other Expenses............................       213           36         12         8            226         495
Income (loss) before provision for income
  taxes, cumulative effect of a change in
  accounting principle, and minority
  interest................................        25           (1)         1         3             24          52
Provision (benefit) for income taxes......         8           --         --         1             (2)          7
Income (loss) before cumulative effect of
  a change in accounting principle, and
  minority interest.......................        17           (1)         1         2             26          45
Cumulative effect of a change in
  accounting principle....................        --           --         --        --            (15)        (15)
Minority interest.........................        --           --         --        --            (25)        (25)
Net income (loss).........................        17           (1)         1         2            (14)          5
Total assets..............................     3,600        2,270      1,160        16          1,043       8,089
Deferred policy acquisition costs.........     1,103          118         10         2              7       1,240
Separate account assets...................     2,317        1,996      1,112        --             --       5,425
Policyholder liabilities..................     1,031          255         38        22             48       1,394
Separate account liabilities..............     2,317        1,996      1,112        --             --       5,425

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

                                                                                             CORPORATE
AT OR FOR THE YEAR ENDED                    INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
DECEMBER 31, 2001                              LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (DOLLARS IN MILLIONS)
Premiums..................................    $   73       $    1     $   --       $42          $  1       $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --            64          351
  Net investment (loss) income............        (6)           3          3         1            43           44
Other revenues............................         6            3          4        10           198          221
Net investment gains (losses).............         2           --         --        --            (3)          (1)
Policyholder benefits and claims..........        69            2         (2)       32             3          104
Interest credited to policyholder.........        18            3          3        --            --           24
Policyholders' Dividends..................         3           --         --        --            --            3
Other Expenses............................       168           32          7        13           251          471
Income before provision for income taxes
  and minority interest...................        64           --          9         8            49          130
Provision for income taxes................        21           --          3         3            12           39
Income before minority interest...........        43           --          6         5            37           91
Minority interest.........................        --           --         --        --           (20)         (20)
Net income................................        43           --          6         5            17           71
Total assets..............................     3,688        2,047      1,252        48           999        8,034
Deferred policy acquisition costs.........     1,046          101         11         5             6        1,169
Separate account assets...................     2,709        1,834      1,182        --            --        5,725
Policyholder liabilities..................       894          182         47        42            39        1,204
Separate account liabilities..............     2,709        1,834      1,182        --            --        5,725

                                                                                       CORPORATE
FOR THE YEAR ENDED                  INDIVIDUAL   INDIVIDUAL    GROUP    GROUP LIFE,       AND
DECEMBER 31, 2000                      LIFE       ANNUITY     PENSION       A&H       SUBSIDIARIES   TOTAL
------------------                  ----------   ----------   -------   -----------   ------------   ------
                                                             (DOLLARS IN MILLIONS)
Premiums..........................    $  70         $ --       $ --        $ 36          $   19      $  125
Universal life and investment-type
  product policy fees.............      210           25          7          --              30         272
Net investment (loss) income......      (13)          (1)         1          --              76          63
Other revenues....................       11           10          7           8             247         283
Net investment gains (losses).....       35            2         (2)         --             (63)        (28)
Policyholder benefits and
  claims..........................       83            6         --          31              30         150
Interest credited to
  policyholder....................       13            2          3          --               2          20
Policyholders' Dividends..........        3           --         --          --              15          18
Other Expenses....................      156           33          8          13             283         493
Income (loss) before provision for
  income taxes....................       58           (5)         2          --             (21)         34
Provision (benefit) for income
  taxes...........................        8           (3)         2          --              17          24
Net income (loss).................       50           (2)        --          --             (38)         10

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

14. SUBSEQUENT EVENTS

On June 18, 2003, the Company's Board of Directors approved a resolution for the sale of NES and NL Holding from New England Life Holdings, Inc. to MetLife, Inc. for cash equal to the fair market value thereof, as determined by an internal appraisal. MetLife, Inc. expects to complete this transaction before the end of 2003.

On August 1, 2003, NLS merged with Walnut Street Securities, Inc. ("WSS"), an affiliate of Metropolitan Life. WSS was the surviving corporation of the merger and the separate existence of NLS ceased. Pursuant to the Agreement and Plan of Merger between NLS and WSS governing the transaction, NL Holding, which had been the sole stockholder of NLS, received $18 million from WSS in exchange for all of the issued and outstanding stock of NLS.

On August 13, 2003, MetLife, Inc. announced in its filed 10-Q for the period ended June 30, 2003 that the SEC has commenced a formal investigation of NES, an indirect subsidiary of NELICO, in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC and is continuing to research the effect, if any, of this issue upon approximately 6,000 active and closed accounts. Net of amounts currently reserved, the Company does not believe that the effect of this matter will have a material impact on the operations, cash flows and financial condition of the Company.

On August 28, 2003, the Company, with the approval of the Division, redeemed $100 million of its outstanding preferred stock owned by MetLife Credit Corp. at par, plus accrued interest.

15. RESTATEMENT

Subsequent to the issuance of the 2002 consolidated financial statements, the Company determined that certain agency-related expenses were improperly deferred. Expense payments to certain agency managers were improperly reclassified to commission expense and therefore capitalized as deferred acquisition costs. The Company has completed the financial portion of an internal investigation of this matter and has restated the consolidated balance sheets as of December 31, 2002 and 2001, and related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002 from the amounts previously reported.

A summary of the effects of the restatement is as follows:

                                                                      2002                    2001
                                                              ---------------------   ---------------------
                                                                  AS                      AS
                                                              PREVIOUSLY      AS      PREVIOUSLY      AS
                                                               REPORTED    RESTATED    REPORTED    RESTATED
                                                              ----------   --------   ----------   --------
                                                                          (DOLLARS IN MILLIONS)
At December 31:
  Deferred policy acquisition costs.........................    $1,269      $1,240      $1,185      $1,169
  Other assets..............................................    $   89      $   84      $  113      $  113
  Current income taxes payable..............................    $   18      $   16      $   --      $   --
  Deferred income taxes payable.............................    $   63      $   53      $   68      $   63
  Retained earnings.........................................    $  295      $  273      $  284      $  273

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (AS RESTATED, SEE NOTE
15)--(CONTINUED)

                                                    2002                    2001                    2000
                                            ---------------------   ---------------------   ---------------------
                                                AS                      AS                      AS
                                            PREVIOUSLY      AS      PREVIOUSLY      AS      PREVIOUSLY      AS
                                             REPORTED    RESTATED    REPORTED    RESTATED    REPORTED    RESTATED
                                            ----------   --------   ----------   --------   ----------   --------
                                                                    (DOLLARS IN MILLIONS)
For the year ended December 31:
  Other expenses..........................     $477        $495        $463        $471        $490        $493
  Provision for income taxes..............     $ 14        $  7        $ 42        $ 39        $ 25        $ 24
  Net income..............................     $ 16        $  5        $ 76        $ 71        $ 12        $ 10

In addition, retained earnings as of January 1, 2000 reflects a cumulative net decrease of $4 million for amounts related to prior years.

NEW ENGLAND LIFE INSURANCE COMPANY
 INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS

JUNE 30, 2003 (UNAUDITED) AND DECEMBER 31, 2002
(DOLLARS IN MILLIONS EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              JUNE 30,     DECEMBER 31,
                                                                2003           2002
                                                              --------    ---------------
                                                                          (AS RESTATED --
                                                                            SEE NOTE 8)
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $656 and $658, respectively)...........   $  701         $  685
  Equity securities, at fair value (cost: $37 and $37,
    respectively)...........................................       38             36
  Policy loans..............................................      270            270
  Other limited partnership interests.......................       14             15
  Short-term investments....................................       37             34
                                                               ------         ------
      Total investments.....................................    1,060          1,040
Cash and cash equivalents...................................       74            106
Accrued investment income...................................       19             17
Premiums and other receivables..............................      225            180
Deferred policy acquisition costs...........................    1,226          1,240
Other assets................................................       76             81
Separate account assets.....................................    6,280          5,425
                                                               ------         ------
      TOTAL ASSETS..........................................   $8,960         $8,089
                                                               ======         ======
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits....................................   $  369         $  338
  Policyholder account balances.............................      824            748
  Other policyholder funds..................................      317            306
  Policyholder dividends payable............................        3              2
  Current income taxes payable..............................       20             16
  Deferred income taxes payable.............................       40             53
  Other liabilities.........................................      136            254
  Separate account liabilities..............................    6,280          5,425
                                                               ------         ------
      TOTAL LIABILITIES.....................................    7,989          7,142
                                                               ------         ------
STOCKHOLDERS' EQUITY:
Common stock, par value $125 per share, 50,000 shares
  authorized; 20,000 shares issued and outstanding..........        3              3
Preferred stock, no par value; 1,000,000 shares authorized;
  200,000 issued and outstanding............................       --             --
Additional paid-in capital..................................      647            647
Retained earnings...........................................      285            273
Accumulated other comprehensive income......................       36             24
                                                               ------         ------
      TOTAL STOCKHOLDERS' EQUITY............................      971            947
                                                               ------         ------
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY..................   $8,960         $8,089
                                                               ======         ======

  See accompanying notes to unaudited interim condensed consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME

FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND 2002
(DOLLARS IN MILLIONS)

                                                                SIX MONTHS
                                                              ENDED JUNE 30,
                                                              ---------------
                                                              2003      2002
                                                              -----     -----
REVENUES
Premiums....................................................  $ 45      $ 57
Universal life and investment-type product policy fees......   228       190
Net investment income.......................................    27        20
Other revenues..............................................    90       108
Net investment gains (losses)...............................     3        (2)
                                                              ----      ----
        TOTAL REVENUES......................................   393       373
                                                              ----      ----
EXPENSES
Policyholder benefits and claims............................    65        73
Interest credited to policyholder account balances..........    17        24
Policyholder dividends......................................     3         2
Other expenses..............................................   276       234
                                                              ----      ----
        TOTAL EXPENSES......................................   361       333
                                                              ----      ----
Income before provision for income taxes....................    32        40
Provision for income taxes..................................     4         9
                                                              ----      ----
Income before cumulative effect of a change in accounting
  principle and minority interest...........................    28        31
                                                              ----      ----
Cumulative effect of a change in accounting principle.......    --       (15)
Minority Interest...........................................   (14)      (14)
                                                              ----      ----
NET INCOME..................................................  $ 14      $  2
                                                              ====      ====

  See accompanying notes to unaudited interim condensed consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY

FOR THE SIX MONTHS ENDED JUNE 30, 2003
(DOLLARS IN MILLIONS)

                                                                                        ACCUMULATED
                                                               ADDITIONAL                  OTHER
                                                      COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                                      STOCK     CAPITAL     EARNINGS      INCOME       TOTAL
                                                      ------   ----------   --------   -------------   -----
BALANCE AT DECEMBER 31, 2002 (AS RESTATED -- SEE
  NOTE 8)...........................................    $3        $647        $273          $24        $947
  Dividends on preferred stock......................                            (2)                      (2)
  Comprehensive income:
    Net income......................................                            14                       14
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes................................                                         12          12
                                                                                                       ----
  Comprehensive income..............................                                                     26
                                                        --        ----        ----          ---        ----
BALANCE AT JUNE 30, 2003............................    $3        $647        $285          $36        $971
                                                        ==        ====        ====          ===        ====

  See accompanying notes to unaudited interim condensed consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND 2002
(DOLLARS IN MILLIONS)

                                                                SIX MONTHS
                                                              ENDED JUNE 30,
                                                              --------------
                                                              2003     2002
                                                              -----    -----
NET CASH USED IN OPERATING ACTIVITIES.......................  $(254)   $ (71)
                                                              -----    -----
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................    119       35
    Equity securities.......................................     --        2
    Other limited partnership interests.....................      2        4
  Purchases of:
    Fixed maturities........................................   (104)     (94)
    Equity securities.......................................     --       (3)
  Net change in short-term investments......................     (3)     (64)
  Other, net................................................     (3)      24
                                                              -----    -----
Net cash provided by (used in) investing activities.........     11      (96)
                                                              -----    -----
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    762      372
    Withdrawals.............................................   (549)    (193)
  Dividends on common stock.................................     (2)      (2)
                                                              -----    -----
Net cash provided by financing activities...................    211      177
                                                              -----    -----
Change in cash and cash equivalents.........................    (32)      10
Cash and cash equivalents, beginning of period..............    106      210
                                                              -----    -----
CASH AND CASH EQUIVALENTS, END OF PERIOD....................  $  74    $ 220
                                                              =====    =====
Supplemental disclosures of cash flow information:
  Cash paid during the period for:
    Income taxes............................................  $  22    $  --
                                                              =====    =====

  See accompanying notes to unaudited interim condensed consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations), New England Securities Corporation ("NES"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc. ("NLS"), Nathan and Lewis Associates, Inc. NELICO owns a majority interest in MetLife Advisers LLC ("Advisers") and New England Financial Distributors LLC ("NEFD"). The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to January 1, 2001, Advisers was owned 100% by the Company. On January 1, 2001 the Company entered into an agreement with certain affiliated entities whereby those entities received a non-voting equity interest in Advisers. The Company retained 100% of the voting interests.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL
STATEMENTS--(CONTINUED)

BASIS OF PRESENTATION

The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the unaudited interim condensed consolidated financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) the amortization of deferred policy acquisition costs; (iv) the liability for future policyholder benefits; (v) the liability for litigation matters; and (vi) accounting for reinsurance transactions and employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated. In addition, the Company has established a minority interest for the portion of the net income of Advisers not attributable to the Company's ownership of $14 million and $25 million for the periods ended June 30, 2003 and December 31, 2002, respectively.

The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor interest, has influence over the partnership's operating and financial policies and does not have a controlling interest. The Company uses the cost method for minor interest investments and when it has virtually no influence over the partnership's operating and financial policies.

Certain amounts in the prior period's unaudited interim condensed consolidated financial statements have been reclassified to conform with the 2003 presentation.

The accompanying unaudited interim condensed consolidated financial statements reflect all adjustments (including normal recurring adjustments) necessary to present fairly the consolidated financial position of the Company at June 30, 2003, its consolidated results of operations for the six months ended June 30, 2003 and 2002 and its consolidated cash flows for the six months ended June 30, 2003 and 2002 in accordance with GAAP. Interim results are not necessarily indicative of full year performance.

INCOME TAXES

Beginning in taxable year 2002, NELICO joins with MetLife and its includable affiliates in filing a consolidated federal income tax return. Prior to taxable year 2002, NELICO and its includable life insurance and non-life insurance subsidiaries filed a separate consolidated federal income tax return. Non-includable subsidiaries of NELICO file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

APPLICATION OF ACCOUNTING PRONOUNCEMENTS

In July 2003, the Accounting Standards Executive Committee issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). SOP 03-1 provides guidance on separate account presentation and valuation, the accounting for sales inducements and the classification and valuation of long-duration contract liabilities.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL
STATEMENTS--(CONTINUED)

SOP 03-1 is effective for fiscal years beginning after December 15, 2003. The Company is in the process of quantifying the impact of SOP 03-1 on its unaudited interim condensed consolidated financial statements.

Effective February 1, 2003, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 ("FIN 46") for Variable Interest Entities ("VIEs") created or acquired on or after February 1, 2003. For VIEs created or acquired prior to February 1, 2003, the provisions of FIN 46 must be applied for the first interim or annual period beginning July 1, 2003. FIN 46 defines a VIE as (i) any entity in which the equity investors at risk in such entity do not have the characteristics of a controlling financial interest, or
(ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support from other parties. FIN 46 also requires consolidation of the VIE by the primary beneficiary. The adoption of FIN 46 did not have a significant impact on the Company's unaudited interim condensed consolidated financial statements.

Effective January 1, 2003, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. SFAS 145 did not have a significant impact on the Company's unaudited interim condensed consolidated financial statements.

Effective January 1, 2002, the Company adopted SFAS No. 142 Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company did not amortize goodwill during 2002. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets in 2002. As a result of these tests, the Company recorded a $15 million charge to earnings relating to the impairment of all goodwill assets in 2002 as a cumulative effect of a change in accounting principle.

2. NET INVESTMENT GAINS (LOSSES)

Net investment gains (losses) were as follows:

                                                                 SIX MONTHS ENDED
                                                                     JUNE 30,
                                                              ----------------------
                                                               2003           2002
                                                              -------        -------
                                                              (DOLLARS IN MILLIONS)
Fixed maturities............................................    $ 4            $(2)
Equity securities...........................................     (1)            --
                                                                ---            ---
  Total net investment gains (losses).......................    $ 3            $(2)
                                                                ===            ===

3. COMMITMENTS AND CONTINGENCIES

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than $1 million for both the six months ended June 30, 2003 and 2002.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's unaudited interim condensed consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL
STATEMENTS--(CONTINUED)

authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. Over the past several years, the Company has faced claims alleging improper marketing and sales of individual life insurance policies or annuities. These claims are generally referred to as "sales practices claims." These claims continue to be vigorously defended. Some of these sales practices claims have been resolved through settlement or won by dispositive motions. Additional litigation relating to the Company's marketing and sales of individual life insurance policies or annuities may be commenced in the future. Over the past several years, claims have been brought against NES, an indirect subsidiary of NELICO, alleging improper sales of securities or other investments. These claims continue to be vigorously defended.

Wilmington Shipping has sued the Company in a federal district court in North Carolina seeking damages in connection with the alleged mismanagement of investments in a real estate investment account and an alleged failure to assist in the termination of a pension plan. The Company is vigorously defending the case.

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

See Note 7, Subsequent Events.

4. COMPREHENSIVE INCOME

The components of comprehensive income are as follows:

                                                                     FOR THE
                                                                 SIX MONTHS ENDED
                                                                     JUNE 30,
                                                              ----------------------
                                                               2003           2002
                                                              -------        -------
                                                              (DOLLARS IN MILLIONS)
Net income..................................................    $14            $2
Other comprehensive income:
  Unrealized investment gains, net of related offsets,
    reclassification adjustments and income taxes...........     12             6
                                                                ---            --
    Comprehensive income....................................    $26            $8
                                                                ===            ==

5. RELATED PARTY TRANSACTIONS

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $55 million and $73 million for administrative services for the six months ended June 30, 2003 and 2002, respectively. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses.

During the six months ended June 30, 2002, the Company received $27 million from MetLife for the purchase of the Company's computers, furniture and other fixed assets at net book value.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $2 million of dividends on the preferred stock for both the six months ended June 30, 2003 and 2002.

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL
STATEMENTS--(CONTINUED)

Management believes intercompany expenses have been calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has various reinsurance agreements with affiliated entities. The Company had ceded premiums of $17 million and $20 million for the six months ended June 30, 2003 and 2002, respectively.

6. BUSINESS SEGMENT INFORMATION

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Life and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Life and Health provides group life, medical, and disability contracts to corporations and small businesses and provides disability income coverage to individuals. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the six months ended June 30, 2003 and 2002 and at June 30, 2003 and December 31, 2002. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.

                                                                                               CORPORATE
FOR THE SIX MONTHS ENDED                      INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
JUNE 30, 2003                                    LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                      ----------   ----------   -------   ---------   ------------   -----
                                                                     (DOLLARS IN MILLIONS)
Premiums....................................     $ 34         $ 1         $--        $ 7          $ 3        $ 45
Universal life and investment-type product
  policy fees...............................      165          19           5         --           39         228
Net investment income.......................        4           5           1         --           17          27
Other revenues..............................        3           2           2          3           80          90
Net investment gains........................       --          --          --         --            3           3
(Loss) income before provision for income
  taxes.....................................       (3)         (6)         --         --           41          32

                                                                                               CORPORATE
FOR THE SIX MONTHS ENDED                      INDIVIDUAL   INDIVIDUAL    GROUP      GROUP         AND
JUNE 30, 2002                                    LIFE       ANNUITY     PENSION   LIFE, A&H   SUBSIDIARIES   TOTAL
------------------------                      ----------   ----------   -------   ---------   ------------   -----
                                                                     (DOLLARS IN MILLIONS)
Premiums....................................     $ 37         $--         $--        $19          $ 1        $ 57
Universal life and investment-type product
  policy fees...............................      132          12           5         --           41         190
Net investment income.......................        2           4           1         --           13          20
Other revenues..............................        6           2           1          4           95         108
Net investment losses.......................       --          --          --         --           (2)         (2)
Income (loss) before provision for income
  taxes.....................................       38          (6)         (1)        --            9          40

NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL
STATEMENTS--(CONTINUED)

The following table presents assets with respect to the Company's operating segments at:

                                                              JUNE 30,   DECEMBER 31,
                                                                2003         2002
                                                              --------   ------------
                                                               (DOLLARS IN MILLIONS)
Assets
  Individual Life...........................................   $3,755       $3,600
  Individual Annuity........................................    2,787        2,270
  Group Pension.............................................      847        1,160
  Group Life, A&H...........................................      458           16
  Corporate & Subsidiaries..................................    1,113        1,043
                                                               ------       ------
    Total...................................................   $8,960       $8,089
                                                               ======       ======

Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the periods presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.

7. SUBSEQUENT EVENTS

On June 18, 2003, the Company's Board of Directors approved a resolution for the sale of NES and NL Holding from New England Life Holdings, Inc. to MetLife, Inc. for cash equal to the fair market value thereof, as determined by an internal appraisal. MetLife, Inc. expects to complete this transaction before the end of 2003.

On August 1, 2003, NLS merged with Walnut Street Securities, Inc. ("WSS"), an affiliate of Metropolitan Life. WSS was the surviving corporation of the merger and the separate existence of NLS ceased. Pursuant to the Agreement and Plan of Merger between NLS and WSS governing the transaction, NL Holding, which had been the sole stockholder of NLS, received $18 million from WSS in exchange for all of the issued and outstanding stock of NLS.

On August 13, 2003, MetLife, Inc. announced in its filed 10-Q for the period ended June 30, 2003 that the SEC has commenced a formal investigation of NES, an indirect subsidiary of NELICO, in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC and is continuing to research the effect, if any, of this issue upon approximately 6,000 active and closed accounts. Net of amounts currently reserved, the Company does not believe that the effect of this matter will have a material impact on the operations, cash flows and financial condition of the Company.

On August 28, 2003, the Company, with the approval of the Division, redeemed $100 million of its outstanding preferred stock owned by MetLife Credit Corp. at par, plus accrued interest.

8. RESTATEMENT

Subsequent to the release of the 2002 consolidated financial statements, the Company determined that certain agency-related expenses were improperly deferred. Expense payments to certain agency managers were improperly reclassified to commission expense and therefore capitalized as deferred acquisition costs. The Company has completed the financial portion of an internal investigation of this matter and has restated the consolidated financial statements for 2002 from the amounts previously reported.

                                     Part II

                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

      Section 9 of NELICO's By-Laws provides that NELICO shall, to the extent legally permissible, indemnify its directors and officers against liabilities and expenses relating to lawsuits and proceedings based on such persons' roles as directors or officers. However, Section 9 further provides that no such indemnification shall be made with respect to any matter as to which a director or officer is adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation. Section 9 also provides that in the event a matter is disposed of by a settlement payment by a director or officer, indemnification will be provided only if the settlement is approved as in the best interest of the corporation by (a) a disinterested majority of the directors then in office, (b) a majority of the disinterested directors then in office, or (c) the holders of a majority of outstanding voting stock (exclusive of any stock owned by any interested director or officer).

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of NELICO pursuant to the foregoing provisions, or otherwise, NELICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by NELICO of expenses incurred or paid by a director, officer, or controlling person of NELICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, NELICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 REPRESENTATIONS

      New England Life Insurance Company hereby represents that the fees and charges deducted under the variable ordinary life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following papers and documents:

      The facing sheet.

      A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.

      The prospectuses consisting of 635 pages.


      The undertaking to file reports.

      The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

      Representations.

      The signatures.

      Written consents of the following persons:

             James J. Reilly, Jr., F.S.A., M.A.A.A.
             (see Exhibit 3(iii) below)
             Anne M. Goggin, Esq. (see Exhibit 3(iv) below)
             Sutherland Asbill & Brennan LLP (see Exhibit 6 below) Independent Auditor (see Exhibit 11 below)

    The following exhibits:

      1.A.(1)          January 31, 1983 resolution of the Board of
                       Directors of NEVLICO 5
          (2)          None
          (3) (a)      Distribution Agreement between NEVLICO and NELESCO 6
              (b)(i)   Form of Contract between NELICO and its General Agents 5
                  (ii) Form of contract between NELICO and its Agents 6
              (c)      Commission Schedule for Policies 6
              (d)      Form of contract among NES, NELICO and other broker
                       dealers 4
          (4)          None
          (5) (a)      Specimen of Policy, including Application 6
              (b)      Riders to Policy 6
              (c)      Acceleration of Benefits Rider 3
              (d)      Additional Form of application 7
              (e)      Additional Riders and Endorsements 9
          (6) (a)      Amended and restated Articles of Organization 2
              (b)      Amended and restated By-Laws of NELICO 4
              (c)      Amendments to Amended and restated Articles of
                       Organization 8
              (d)      Amended and Restated By-Laws of NELICO 12
          (7)          None
          (8)          None
          (9)          None
         (10)          See Exhibit 5
    2.                 See Exhibit 3(i)
    3. (i)             Opinion and consent of H. James Wilson, Esq. 6
         (ii)          Opinion and consent of Anne M. Goggin, Esq. 13
        (iii)          Opinion and Consent James J. Reilly, Jr., F.S.A.,
                       M.A.A.A. 13
         (iv)          Consent of Anne M. Goggin, Esq.
    4.                 None

    5.                 Inapplicable
    6.                 Consent of Sutherland Asbill & Brennan LLP

    7.        (i)      Powers of Attorney 16
             (ii)      Power of Attorney for Eileen McDonnell 17

    8.                 Notice of Withdrawal Right for Policies 6
    9.                 Inapplicable
    10.                Inapplicable
    11.                Consent of Independent Auditor
    12.                Schedule for computation of performance quotations 6
    13. (i) Consolidated memorandum describing certain procedures, filed pursuant to Rule 6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii) 6
         (ii)          Second Addendum to Consolidated Memorandum 9
      14. (i) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company 6
         (ii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Variable Life Insurance Company 1
        (iii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Variable Life Insurance Company 1

       (iv) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company 10
       (v) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company 10
         (vi) Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and New England Life Insurance Company 11
        (vii) Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and New England Life Insurance Company 11
       (viii) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distributors Inc. and New England Life Insurance Company 15
         (ix) Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company 14


1 Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 033-88082, filed June 22, 1995.

2 Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed February 13, 1997.

3 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Variable Account's Form S-6 Registration Statement, File No. 033-52050, filed April 30, 1997.

4 Incorporated herein by reference to the Pre-effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed July 16, 1997.

5 Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 033-66864, filed February 25, 1998.

6 Incorporated herein by reference to Post-Effective Amendment No. 9 to the Variable Account's Form S-6 Registration Statement, File No. 033-52050, filed April 24, 1998.

7 Incorporated herein by reference to Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 033-88082, filed January 20, 1999.

8 Incorporated herein by reference to the Post-Effective Amendment No.4 to the Variable Account's Form S-6 Registration Statement, File No. 033-65263, filed February 24, 1999.

9 Incorporated herein by reference to the Post-Effective Amendment No.10 to the Variable Account's Form S-6 Registration Statement, File No. 033-52050, filed April 26, 1999.

10 Incorporated herein by reference to the Post-Effective Amendment No.11 to the Variable Account's Form S-6 Registration Statement, File No. 033-88082, filed November 9, 2000.

11 Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Variable Account's Form S-6 Registration Statement, File No. 333-89409, filed February 26, 2001.

12 Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 333-21767, filed April 25, 2001.

13 Incorporated herein by reference to the Post-Effective Amendment No. 12 to the Variable Account's Form S-6 Registration Statement, File No. 033-52050, filed April 26, 2001.

14 Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Variable Account's Form S-6 Registration Statement, File No. 333-89409, filed July 20, 2001.

15 Incorporated herein by reference to the Variable Account's Form S-6 Registration Statement, File No. 333-73676, filed November 19, 2001.


16 Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Variable Account's Form N-6 Registration Statement, File No. 333-73676, filed December 13, 2002.


17 Incorporated herein by reference to the Post-Effective Amendment No. 6 to the Variable Account's Form N-6 Registration Statement, File No. 333-73676, filed September 5, 2003.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 17th day of September, 2003.


                                    New England Variable Life Separate Account
                                        (Registrant)

                                    By:   New England Life Insurance Company
                                              (Depositor)


                                    By:   /s/ Anne M. Goggin
                                          --------------------------
                                          Anne M. Goggin, Esq.
                                          Senior Vice President
                                          and General Counsel

Attest:


/s/ John E. Connolly, Jr.
--------------------------
  John E. Connolly, Jr.
      Counsel

      Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 17th day of September, 2003.

                                          New England Life Insurance Company
(Seal)

Attest: /s/ John E. Connolly, Jr.         By:   /s/ Anne M. Goggin
       -------------------------                --------------------------------
            John E. Connolly, Jr.               Anne M. Goggin, Esq.
            Counsel                             Senior Vice President and
                                                General Counsel

      Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities indicated, on September 17, 2003.

            *                                    Chairman, President and
------------------------                         Chief Executive Officer
C. Robert Henrikson


/s/ Robert C. Dill                       Vice President and Assistant Controller
------------------------                      (Principal Accounting Officer)
Robert C. Dill

            *
------------------------
Eileen McDonnell                                        Director
            *
------------------------
Stewart G. Nagler                                       Director


            *
------------------------
Catherine A. Rein                                       Director
            *
------------------------
Stanley J. Talbi                                        Director


            *
------------------------
Lisa M. Weber                                           Director


            *
------------------------
William J. Wheeler                                      Director

            *                              Senior Vice President and Treasurer
------------------------                     (Principal Financial Officer)
Anthony J. Williamson

                                    By:    /s/ Marie C. Swift, Esq.
                                        -------------------------------------
                                               Marie C. Swift, Esq.
                                               Attorney-in-fact

* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 6 to the Variable Account's Form N-6 Registration Statement, File No. 333-73676, filed on September 5, 2003 and with Post-Effective Amendment No. 1 to the Variable Account's Form N-6 Registration Statement, File No. 333-73676, filed on December 13, 2002.

                                  EXHIBIT LIST



                                                                    Sequentially

Exhibit Number                Title             Numbered Page*
--------------                -----             --------------

      3. (iv)           Consent of Anne M. Goggin, Esq.

      6.                Consent of Sutherland Asbill & Brennan LLP

      11.               Consent of the Independent Auditor











---------
* Page numbers inserted on manually-signed copy only.